As filed with the U.S. Securities and Exchange Commission on 10/7/19

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Address of principal executive offices) (Zip code)

Dory S. Black, Esq., President

3344 Peachtree Rd. NW, Suite 1725

Atlanta, Georgia 30326

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2019

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

July 31, 2019

Angel Oak Multi-Strategy Income Fund

Angel Oak Financials Income Fund

(formerly known as Angel Oak Flexible Income Fund)

Angel Oak High Yield Opportunities Fund

Angel Oak UltraShort Income Fund

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE

Suite 1725

Atlanta, GA 30326

(404) 953-4900

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by calling (855) 751-4324.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call (855) 751-4324 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through a financial intermediary or all Funds held with the Fund complex if you invest directly with the Funds.

Investment Results – (Unaudited)

Angel Oak Multi-Strategy Income Fund

Total Return Based on a $1,000,000 Investment

The Fund is the successor to the investment performance of the Angel Oak Multi-Strategy Income Fund (the “Predecessor Multi-Strategy Income Fund”) as a result of the reorganization of the Predecessor Multi-Strategy Income Fund into the Fund on April 10, 2015. Accordingly, the performance information shown in the chart above and table below for periods prior to April 10, 2015 is that of the Predecessor Multi-Strategy Income Fund. The Predecessor Multi-Strategy Income Fund was also advised by the Adviser and had the same investment objective, policies, and strategies as the Fund.

The chart above assumes an initial investment of $1,000,000 made on August 16, 2012 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2019)

	Average Annual Returns
	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak Multi-Strategy Income Fund, Institutional Class	4.22%	5.14%	3.81%	4.89%
Angel Oak Multi-Strategy Income Fund, Class A without load	4.05%	4.86%	3.54%	6.76%
Angel Oak Multi-Strategy Income Fund, Class A with load	1.68%	4.06%	3.07%	6.46%
Angel Oak Multi-Strategy Income Fund, Class C without load	3.23%	4.09%	N/A	2.73%
Angel Oak Multi-Strategy Income Fund, Class C with load	2.24%	4.09%	N/A	2.73%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	8.08%	2.17%	3.05%	2.63	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is August 16, 2012 for Institutional Class Shares, June 28, 2011 for Class A Shares, and August 4, 2015 for Class C Shares.

(3) The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays U.S. Aggregate Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg Barclays U.S. Aggregate Bond Index return from the inception date of Class A Shares is 3.18% and for Class C Shares is 3.13%.

Investment Results – (Unaudited) (continued)

Angel Oak Financials Income Fund

Total Return Based on a $1,000,000 Investment

The chart above assumes an initial investment of $1,000,000 made on November 3, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2019)

	Average Annual Returns
	One Year	Three Year	Since Inception(2)
Angel Oak Financials Income Fund, Institutional Class	5.87%	5.26%	3.55%
Angel Oak Financials Income Fund, Class A without load	5.59%	5.05%	3.33%
Angel Oak Financials Income Fund, Class A with load	3.17%	4.28%	2.83%
Angel Oak Financials Income Fund, Class C without load	4.87%	4.26%	1.81%
Angel Oak Financials Income Fund, Class C with load	3.87%	4.26%	1.81%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	8.08%	2.17%	2.93	%(4)
Bloomberg Barclays U.S. Aggregate Finance Total Return Value Unhedged USD Index(5)	9.75%	3.59%	4.05	%(6)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is November 3, 2014 for Institutional Class and Class A Shares and August 4, 2015 for Class C Shares.

(3) The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays U.S. Aggregate Bond Index is from the inception date of the Institutional Class and Class A Shares. The Bloomberg Barclays U.S. Aggregate Bond Index return from the inception date of the Class C Shares is 3.13%.

(5) The Bloomberg Barclays U.S. Aggregate Finance Total Return Value Unhedged USD Index is the Financial Institutions component of the Bloomberg Barclays U.S. Credit Index. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(6) The return shown for the Bloomberg Barclays U.S. Aggregate Finance Total Return Value Unhedged Index is from the inception date of the Institutional Class and Class A Shares. The Bloomberg Barclays U.S. Aggregate Finance Total Return Value Unhedged Index return from the inception date of the Class C Shares is 4.44%.

Investment Results – (Unaudited) (continued)

Angel Oak High Yield Opportunities Fund

Total Return Based on a $1,000,000 Investment

The Fund is the successor to the investment performance of the Rainier High Yield Fund (the “Predecessor High Yield Fund”) as a result of the reorganization of the Predecessor High Yield Fund into the Fund on April 15, 2016. Accordingly, the performance information shown in the chart above and table below for periods prior to April 15, 2016 is that of the Predecessor High Yield Fund’s Institutional Shares and Original Shares for the Fund’s Institutional Class and Class A shares, respectively. The Predecessor High Yield Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

The chart above assumes an initial investment of $1,000,000 made on March 31, 2009 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2019)

	Average Annual Returns
	One Year	Three Year	Five Year	Ten Year	Since Inception(2)
Angel Oak High Yield Opportunities Fund, Institutional Class	6.25%	6.82%	5.25%	7.87%	9.05%
Angel Oak High Yield Opportunities Fund, Class A without load	5.99%	6.58%	4.99%	N/A	5.79%
Angel Oak High Yield Opportunities Fund, Class A with load	3.60%	5.78%	4.52%	N/A	5.45%
Bloomberg Barclays U.S. Corporate High Yield Bond Index(3)	6.92%	6.77%	5.10%	8.66%	11.20	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge.

(2) Inception date is March 31, 2009 for Institutional Class Shares and July 31, 2012 for Class A Shares.

(3) The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an unmanaged market value-weighted index that covers the universe of fixed-rate, non-investment grade debt. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays U.S. Corporate High Yield Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg Barclays U.S. Corporate High Yield Bond Index return from the inception date of Class A Shares is 6.15%.

Investment Results – (Unaudited) (continued)

Angel Oak UltraShort Income Fund

Total Return Based on a $1,000,000 Investment

The chart above assumes an initial investment of $1,000,000 made on April 2, 2018 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2019)

	Average Annual Returns
	One Year	Since Inception(2)
Angel Oak UltraShort Income Fund, Institutional Class	3.81%	3.66%
Angel Oak UltraShort Income Fund, Class A	3.55%	3.40%
Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index(3)	2.82%	2.55	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(2) Inception date is April 2, 2018 for Institutional Class and April 30, 2018 for Class A Shares.

(3) The Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury bills, notes, and bonds with a remaining maturity between 9-12 months. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index is from the inception date of the Institutional Class Shares. The Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index return from the inception date of the Class A Shares is 2.65%.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other expenses of the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the numbers in the first lines under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables below are useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Angel Oak Multi-Strategy Income Fund		Beginning Account Value, February 1, 2019	Ending Account Value, July 31, 2019	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,029.10	$6.79	1.35%
	Hypothetical(2)	$1,000.00	$1,018.10	$6.76	1.35%
Class C	Actual	$1,000.00	$1,024.70	$10.54	2.10%
	Hypothetical(2)	$1,000.00	$1,014.38	$10.49	2.10%
Institutional Class	Actual	$1,000.00	$1,030.40	$5.54	1.10%
	Hypothetical(2)	$1,000.00	$1,019.34	$5.51	1.10%

Angel Oak Financials Income Fund		Beginning Account Value, February 1, 2019	Ending Account Value, July 31, 2019	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,036.90	$4.75	0.94%
	Hypothetical(2)	$1,000.00	$1,020.13	$4.71	0.94%
Class C	Actual	$1,000.00	$1,032.30	$8.52	1.69%
	Hypothetical(2)	$1,000.00	$1,016.41	$8.45	1.69%
Institutional Class	Actual	$1,000.00	$1,037.10	$3.49	0.69%
	Hypothetical(2)	$1,000.00	$1,021.37	$3.46	0.69%

Angel Oak High Yield Opportunities Fund		Beginning Account Value, February 1, 2019	Ending Account Value, July 31, 2019	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,057.10	$4.59	0.90%
	Hypothetical(2)	$1,000.00	$1,020.33	$4.51	0.90%
Institutional Class	Actual	$1,000.00	$1,057.60	$3.32	0.65%
	Hypothetical(2)	$1,000.00	$1,021.57	$3.26	0.65%

Summary of Funds’ Expenses – (Unaudited) (continued)

Angel Oak UltraShort Income Fund		Beginning Account Value, February 1, 2019	Ending Account Value, July 31, 2019	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,021.10	$2.51	0.50%
	Hypothetical(2)	$1,000.00	$1,022.32	$2.51	0.50%
Institutional Class	Actual	$1,000.00	$1,022.30	$1.25	0.25%
	Hypothetical(2)	$1,000.00	$1,023.55	$1.25	0.25%

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent six month period and divided by the number of days in the most recent twelve month period (365). The annualized expense ratios reflects fee waiver and expense limitation arrangements, including interest expense, in effect during the period. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses.

Portfolio Holdings – (Unaudited)

The investment objective of Angel Oak Multi-Strategy Income Fund is to seek current income.

The investment objective of Angel Oak Financials Income Fund is to seek current income with a secondary objective of total return.

Portfolio Holdings – (Unaudited) (continued)

The investment objective of Angel Oak High Yield Opportunities Fund is to earn a high level of current income with a secondary objective of capital appreciation.

The investment objective of Angel Oak UltraShort Income Fund is to provide current income while seeking to minimize price volatility and maintain liquidity.

* As a percentage of total investments.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 5.08%
ACC Trust, Series 2018-1, Class C, 6.810%, 2/21/2023 (a)	$1,800,000	$1,826,068
American Credit Acceptance Receivables Trust, Series 2016-1A, Class C, 5.550%, 6/13/2022 (a)	2,789,552	2,808,573
CARDS II Trust, Series 2019-1A, Class A, 2.715% (1 Month LIBOR USD + 0.390%), 5/15/2024 (a)(b)	5,000,000	5,007,980
Carvana Auto Receivables Trust, Series 2019-2A, Class B, 2.740%, 12/15/2023 (a)	3,591,000	3,595,848
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	1,561,717	1,570,192
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 2.602% (1 Month LIBOR USD + 0.330%),	16,300,000	16,353,757
Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 3.095% (1 Month LIBOR USD + 0.770%), 5/14/2029 (b)	8,000,000	7,992,152
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2D, 4.891%, 3/25/2036 (d)	4,691,057	3,337,453
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.770%, 4/18/2022 (a)	1,779,000	1,779,580
CPS Auto Receivables Trust, Series 2019-C, Class B, 2.630%, 8/15/2023 (a)	10,000,000	10,013,270
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)	3,700,000	3,818,955
Credibly Asset Securitization LLC, Series 2018-1A, Class A, 4.800%, 11/15/2023 (a)	937,000	966,085
Discover Card Execution Note Trust, Series 2019-A2, Class A, 2.540% (1 Month LIBOR USD + 0.270%), 12/15/2023 (b)	23,000,000	23,072,956
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 2.815% (1 Month LIBOR USD + 0.490%), 7/15/2024 (b)	8,000,000	8,063,616
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 2.925% (1 Month LIBOR USD + 0.600%), 12/15/2026 (b)	15,000,000	15,120,315
Drive Auto Receivables Trust, Series 2017-1, Class D, 3.840%, 3/15/2023	4,500,000	4,561,677
DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022 (a)	3,861,646	3,895,706
DT Auto Owner Trust, Series 2019-3A, Class B, 2.600%, 4/17/2023 (a)	6,640,000	6,649,555
DT Auto Owner Trust, Series 2019-1A, Class E, 4.940%, 2/17/2026 (a)	3,750,000	3,874,009
Exeter Automobile Receivables Trust, Series 2019-3A, Class A, 2.590%, 9/15/2022 (a)	9,290,000	9,291,384
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.680%, 7/17/2023 (a)	6,000,000	6,101,718
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.000%, 8/17/2026 (a)	3,000,000	3,002,961
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	1,500,000	1,526,380
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	300,000	303,055
Flagship Credit Auto Trust, Series 2015-2, Class D, 5.980%, 8/15/2022 (a)	1,500,000	1,531,727
Flagship Credit Auto Trust, Series 2017-4, Class D, 3.580%, 1/16/2024 (a)	3,000,000	3,052,539
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class A3, 2.670%, 3/15/2024 (a)	6,000,000	5,995,176
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.500%, 10/15/2024 (a)	1,500,000	1,547,790
Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023 (a)	1,400,000	1,426,813
GLS Auto Receivables Issuer Trust, Series 2019-1A, Class A, 3.370%, 1/17/2023 (a)	4,458,334	4,475,552
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023 (a)	4,619,155	4,653,812
GLS Auto Receivables Trust, Series 2018-2A, Class A, 3.250%, 4/18/2022 (a)	669,029	670,912
GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.350%, 8/15/2022 (a)	1,257,955	1,263,339
Golden Credit Card Trust, Series 2017-4, Class A, 2.845% (1 Month LIBOR USD + 0.520%), 7/15/2024 (a)(b)	19,500,000	19,574,315
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)	8,247,613	8,463,263
Harvest SBA Loan Trust, Series 2018-1, Class A, 4.516% (1 Month LIBOR USD + 2.250%), 9/26/2044 (a)(b)	2,978,829	2,990,100
Hero Funding, Series 2017-3A, Class A1, 3.190%, 9/20/2048 (a)	3,949,072	4,024,602
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 2.670%, 9/25/2021 (a)	6,750,000	6,747,881
Hertz Vehicle Financing II LP, Series 2019-1A, Class B, 4.100%, 3/25/2023 (a)	1,500,000	1,533,998
Hertz Vehicle Financing II LP, Series 2018-1A, Class A, 3.290%, 2/25/2024 (a)	13,450,000	13,651,441
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (a)	6,335,000	6,356,089

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (a)	$1,000,000	$998,938
Home Partners of America Trust, Series 2017-1, Class A, 3.131% (1 Month LIBOR USD + 0.817%), 7/19/2034 (a)(b)	2,814,106	2,816,889
Home Partners of America Trust, Series 2017-1, Class C, 3.864% (1 Month LIBOR USD + 1.550%), 7/19/2034 (a)(b)	2,822,453	2,833,071
Home Partners of America Trust, Series 2017-1, Class D, 4.214% (1 Month LIBOR USD + 1.900%), 7/19/2034 (a)(b)	2,822,453	2,833,398
Home Partners of America Trust, Series 2018-1, Class F, 4.664% (1 Month LIBOR USD + 2.350%), 7/17/2037 (a)(b)	3,000,000	2,979,276
Invitation Homes Trust, Series 2018-SFR1, Class E, 4.314% (1 Month LIBOR USD + 2.000%), 3/19/2037 (a)(b)	1,374,812	1,386,160
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(c)	4,040,000	3,218,373
Mosaic Solar Loan Trust, Series 2019-1A, Class A, 4.370%, 12/21/2043 (a)	4,427,236	4,634,608
Mosaic Solar Loan Trust, Series 2018-2GS, Class A, 4.200%, 2/22/2044 (a)	8,896,373	9,177,347
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(c)	3,565,660	3,300,374
Newtek Small Business Loan Trust, Series 2018-1, Class B, 5.404% (1 Month LIBOR USD + 3.000%), 2/25/2044 (a)(b)	2,876,984	2,834,272
Oscar US Funding X LLC, Series 2019-1A, Class A4, 3.270%, 5/11/2026 (a)	5,000,000	5,114,130
Prestige Auto Receivables Trust, Series 2016-2A, Class D, 3.910%, 11/15/2022 (a)	3,222,000	3,266,792
Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.450%, 5/15/2023 (a)	13,000,000	13,016,835
Progress Residential Trust, Series 2018-SFR1, Class E, 4.380%, 3/19/2035 (a)	5,500,000	5,594,364
Progress Residential Trust, Series 2018-SFR1, Class F, 4.778%, 3/19/2035 (a)	3,205,000	3,274,250
Skopos Auto Receivables Trust, Series 2018-1A, Class B, 3.930%, 5/16/2022 (a)	5,500,000	5,534,276
Skopos Auto Receivables Trust, Series 2018-1A, Class C, 4.770%, 4/17/2023 (a)	6,500,000	6,610,065
Skopos Auto Receivables Trust, Series 2015-2A, Class D, 4.000%, 12/16/2024 (a)	2,500,000	2,488,153
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (a)	1,634,178	1,665,727
Starwood Waypoint Homes Trust, Series 2017-1, Class E, 4.925% (1 Month LIBOR USD + 2.600%), 1/22/2035 (a)(b)	9,283,000	9,307,841
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	982,960	952,657
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.010%, 10/15/2025	6,520,000	6,538,556
Tesla Auto Lease Trust, Series 2018-B, Class B, 4.120%, 10/20/2021 (a)	2,250,000	2,303,458
Trillium Credit Card Trust II, Series 2019-1A, Class A, 2.742% (1 Month LIBOR USD + 0.480%), 1/26/2024 (a)(b)	7,000,000	7,029,442
United Auto Credit Securitization Trust, Series 2017-1, Class E, 5.090%, 3/10/2023 (a)	3,750,000	3,781,178
United Auto Credit Securitization Trust, Series 2018-2, Class C, 3.780%, 5/10/2023 (a)	2,600,000	2,617,134
US Auto Funding LLC, Series 2019-1A, Class A, 3.610%, 4/15/2022 (a)	1,728,607	1,737,143
Veros Automobile Receivables Trust, Series 2018-1, Class A, 3.630%, 5/15/2023 (a)	2,649,657	2,662,712
Veros Automobile Receivables Trust, Series 2018-1, Class B, 4.050%, 2/15/2024 (a)	750,000	757,531
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	3,100,000	3,146,609
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2B, 2.795% (1 Month LIBOR USD + 0.470%), 2/15/2023 (a)(b)	9,830,000	9,870,598
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.530%, 5/15/2023 (a)	5,213,678	5,351,074
Westlake Automobile Receivables Trust, Series 2017-2A, Class E, 4.630%, 7/15/2024 (a)	8,500,000	8,703,278
Westlake Automobile Receivables Trust, Series 2018-1A, Class F, 5.600%, 7/15/2024 (a)	3,000,000	3,061,146
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/2024	8,000,000	7,999,728

TOTAL ASSET-BACKED SECURITIES – (Cost – $389,025,848)		391,889,977

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Debt Obligations – 0.26%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (a)(i)	$2,063,924	$2,093,634
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)(i)	6,275,000	6,367,055
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (a)(f)(i)(j)	11,231,000	11,231,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS – (Cost – $19,569,924)		19,691,689

Collateralized Loan Obligations – 9.06%
ACIS CLO Ltd., Series 2014-4A, Class B, 4.349% (3 Month LIBOR USD + 1.770%), 5/1/2026 (a)(b)	1,989,560	1,993,875
ACIS CLO Ltd., Series 2017-7A, Class C, 5.279% (3 Month LIBOR USD + 2.700%), 5/1/2027 (a)(b)	2,562,500	2,563,607
Allegro CLO III Ltd., Series 2015-1X, Class B1R, 3.626% (3 Month LIBOR USD + 1.350%), 7/25/2027 (b)(k)	4,500,000	4,489,110
ALM V Ltd., Series 2012-5A, Class CR3, 5.000% (3 Month LIBOR USD + 2.700%), 10/18/2027 (a)(b)	2,900,000	2,868,825
ALM VIII Ltd., Series 2013-8X, Class BR, 4.903% (3 Month LIBOR USD + 2.600%), 10/15/2028 (b)(k)(l)	22,700,000	22,722,632
ALM XII Ltd., Series 2015-12A, Class A2A2, 3.672% (3 Month LIBOR USD + 1.350%), 4/16/2027 (a)(b)	6,000,000	5,964,096
ALM XII Ltd., Series 2015-12A, Class A2B2, 3.672% (3 Month LIBOR USD + 1.350%), 4/16/2027 (a)(b)	3,500,000	3,499,954
ALM XVI Ltd. / ALM XVI LLC, Series 2015-16A, Class CR2, 5.003% (3 Month LIBOR USD + 2.700%), 4/15/2027 (a)(b)	2,650,000	2,617,718
AMMC CLO Ltd., Series 2016-19A, Class E, 9.303% (3 Month LIBOR USD + 7.000%), 10/16/2028 (a)(b)	250,000	249,978
AMMC CLO Ltd., Series 2017-20A, Class C, 4.653% (3 Month LIBOR USD + 2.350%), 4/17/2029 (a)(b)	4,800,000	4,770,192
Apex Credit CLO Ltd., Series 2015-2A, Class CR, 4.203% (3 Month LIBOR USD + 1.900%), 10/17/2026 (a)(b)	5,000,000	4,926,620
Apidos CLO XVI, Series 2013-16A, Class BR, 4.253% (3 Month LIBOR USD + 1.950%), 1/21/2025 (a)(b)	4,750,000	4,755,386
Apidos CLO XVI, Series 2014-16A, Class D, 6.803% (3 Month LIBOR USD + 4.500%), 1/21/2025 (a)(b)	6,250,000	6,205,144
Ares XXIX CLO Ltd., Series 2014-1A, Class C, 5.803% (3 Month LIBOR USD + 3.500%), 4/17/2026 (a)(b)	3,000,000	2,999,907
Ares XXXVII CLO Ltd., Series 2015-4A, Class SUB, 0.000%, 10/15/2030 (a)(e)	3,000,000	2,250,000
Avery Point IV CLO Ltd., Series 2014-1A, Class CR, 4.626% (3 Month LIBOR USD + 2.350%), 4/27/2026 (a)(b)	4,000,000	4,010,800
Barings CLO Ltd., Series 2013-IA, Class DR, 4.828% (3 Month LIBOR USD + 2.550%), 1/20/2028 (a)(b)	2,000,000	1,957,500
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (e)(f)	1,500,000	1,453,498
Battalion CLO VII Ltd., Series 2014-7A, Class CRR, 5.233% (3 Month LIBOR USD + 2.930%), 7/17/2028 (a)(b)	3,600,000	3,543,286
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DR, 9.528% (3 Month LIBOR USD + 7.250%), 1/20/2029 (a)(b)	3,000,000	3,000,237
BlueMountain CLO Ltd., Series 2015-1A, Class C, 6.053% (3 Month LIBOR USD + 3.750%), 4/13/2027 (a)(b)	3,000,000	2,999,889
BlueMountain CLO Ltd., Series 2016-2A, Class D, 9.520% (3 Month LIBOR USD + 7.000%), 8/20/2028 (a)(b)	1,500,000	1,499,860

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
BNPP IP CLO Ltd., Series 2014-1A, Class BR, 4.756% (3 Month LIBOR USD + 2.500%), 4/24/2026 (a)(b)	$3,000,000	$3,003,435
Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class CR, 4.506% (3 Month LIBOR USD + 2.250%), 4/27/2027 (a)(b)	1,250,000	1,249,994
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class ER, 7.550% (3 Month LIBOR USD + 5.250%), 1/18/2029 (a)(b)	8,437,500	7,826,017
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 9.278% (3 Month LIBOR USD + 7.000%), 10/20/2029 (a)(b)	500,000	500,956
Catamaran CLO Ltd., Series 2014-2A, Class C, 5.800% (3 Month LIBOR USD + 3.500%), 10/18/2026 (a)(b)	4,100,000	4,099,877
Catamaran CLO Ltd., Series 2016-1A, Class C, 6.150% (3 Month LIBOR USD + 3.850%), 1/18/2029 (a)(b)	5,775,000	5,774,809
Catamaran CLO Ltd. 5.708% (3 Month LIBOR USD + 3.430%), 4/22/2030 (a)(b)	4,500,000	4,365,000
Cent CLO Ltd., Series 2013-19, Class C, 5.556% (3 Month LIBOR USD + 3.300%), 10/29/2025 (a)(b)	4,248,000	4,247,966
Cerberus Loan Funding XXII LP, Series 2018-1A, Class C, 4.653% (3 Month LIBOR USD + 2.350%), 4/15/2030 (a)(b)	1,500,000	1,400,475
CFIP CLO 2017-1 Ltd., Series 2017-1A, Class E, 8.500% (3 Month LIBOR USD + 6.200%), 1/18/2030 (a)(b)	750,000	712,821
CIFC Funding 2015-IV Ltd., Series 2015-4A, Class CR, 6.278% (3 Month LIBOR USD + 4.000%), 10/20/2027 (a)(b)	9,000,000	9,009,450
CIFC Funding Ltd., Series 2012-2RA, Class A2, 3.528% (3 Month LIBOR USD + 1.250%), 1/20/2028 (a)(b)	5,000,000	4,916,190
Cutwater Ltd., Series 2014-2A, Class CR, 6.053% (3 Month LIBOR USD + 3.750%), 1/15/2027 (a)(b)	4,500,000	4,499,834
Dryden XXV Senior Loan Fund, Series 2012-25A, Class BRR, 3.653% (3 Month LIBOR USD + 1.350%), 10/15/2027 (a)(b)	7,730,000	7,632,718
Dryden XXXVI Senior Loan Fund, Series 2014-36A, Class DR2, 6.003% (3 Month LIBOR USD + 3.700%), 4/16/2029 (a)(b)	11,900,000	11,916,196
Eaton Vance CLO Ltd., Series 2013-1A, Class DR, 9.903% (3 Month LIBOR USD + 7.600%), 1/15/2028 (a)(b)	4,400,000	4,400,000
Elevation CLO Ltd., Series 2016-5A, Class X, 3.076% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(b)	937,500	937,500
Figueroa CLO Ltd., Series 2014-CR, Class 1A, 4.403% (3 Month LIBOR USD + 2.100%), 1/15/2027 (a)(b)	6,300,000	6,299,874
Flagship CLO VIII Ltd., Series 2014-8A, Class BRR, 3.722% (3 Month LIBOR USD + 1.400%), 1/16/2026 (a)(b)(l)	13,500,000	13,423,023
Flagship CLO VIII Ltd., Series 2014-8A, Class DR, 5.372% (3 Month LIBOR USD + 3.050%), 1/16/2026 (a)(b)	5,000,000	4,999,860
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class C, 5.168% (3 Month LIBOR USD + 2.650%), 11/15/2029 (a)(b)	2,750,000	2,640,748
Gallatin CLO IX Ltd., Series 2018-1A, Class C1, 4.378% (3 Month LIBOR USD + 2.100%), 1/21/2028 (a)(b)	2,750,000	2,729,859
Gallatin CLO IX Ltd., Series 2018-1A, Class E, 7.748% (3 Month LIBOR USD + 5.470%), 1/21/2028 (a)(b)	1,000,000	960,772
Gallatin CLO VIII Ltd., Series 2017-1A, Class E, 7.703% (3 Month LIBOR USD + 5.400%), 7/15/2027 (a)(b)	5,000,000	4,906,300
Garrison BSL CLO Ltd., Series 2016-1RA, Class BR, 5.361% (3 Month LIBOR USD + 2.750%), 4/20/2029 (a)(b)	5,825,000	5,824,901

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Garrison BSL CLO Ltd., Series 2016-1RA, Class CR, 6.611% (3 Month LIBOR USD + 4.000%), 4/20/2029 (a)(b)	$10,900,000	$10,909,734
GLG Ore Hill CLO Ltd., Series 2013-1A, Class D, 5.503% (3 Month LIBOR USD + 3.200%), 7/15/2025 (a)(b)	2,250,000	2,249,930
Golub Capital Partners CLO Ltd., Series 2019-41A, Class C, 5.285% (3 Month LIBOR USD + 2.700%), 4/20/2029 (a)(b)	5,000,000	4,999,035
Golub Capital Partners CLO Ltd., Series 2019-41A, Class D, 6.335% (3 Month LIBOR USD + 3.750%), 4/20/2029 (a)(b)	8,000,000	8,009,184
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 5.803% (3 Month LIBOR USD + 3.500%), 4/15/2025 (a)(b)	1,500,000	1,499,949
Halcyon Loan Advisors Funding Ltd., Series 2013-1X, Class C, 5.803% (3 Month LIBOR USD + 3.500%), 4/15/2025 (b)(k)	2,500,000	2,499,915
Halcyon Loan Advisors Funding Ltd., Series 2014-1, Class D, 5.800% (3 Month LIBOR USD + 3.500%), 4/18/2026 (a)(b)	2,700,000	2,699,919
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 3.698% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(b)	5,313,589	5,240,527
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 6.378% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(b)	3,400,000	3,336,250
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 4.278% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(b)	4,000,000	3,970,200
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 4.968% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(b)	4,000,000	3,990,200
Hull Street CLO Ltd., Series 2014-CR, Class 1A, 5.000% (3 Month LIBOR USD + 2.700%), 10/18/2026 (a)(b)	6,300,000	6,310,030
JFIN MM CLO Ltd., Series 2014-1A, Class A, 3.878% (3 Month LIBOR USD + 1.600%), 4/21/2025 (a)(b)	438,360	438,514
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class B, 3.603% (3 Month LIBOR USD + 1.300%), 1/18/2028 (a)(b)	4,141,000	4,078,355
KCAP F3C Senior Funding LLC, Series 2017-1A, Class B, 4.887% (3 Month LIBOR USD + 2.500%), 12/20/2029 (a)(b)(l)	9,900,000	9,903,425
KVK CLO Ltd., Series 2013-1A, Class BR, 3.753% (3 Month LIBOR USD + 1.450%), 1/14/2028 (a)(b)	4,535,000	4,456,671
LCM XIII LP, Series 13A, Class ER, 9.603% (3 Month LIBOR USD + 7.300%), 7/19/2027 (a)(b)	2,000,000	1,999,844
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, 5.528% (3 Month LIBOR USD + 3.250%), 1/22/2029 (a)(b)	4,750,000	4,714,375
Madison Park Funding XII Ltd., Series 2014-12A, Class E, 7.378% (3 Month LIBOR USD + 5.100%), 7/20/2026 (a)(b)	940,000	936,238
Madison Park Funding XIX Ltd., Series 2015-19A, Class B1R, 4.578% (3 Month LIBOR USD + 2.300%), 1/24/2028 (a)(b)	10,500,000	10,499,853
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 7.696% (3 Month LIBOR USD + 5.440%), 1/27/2026 (a)(b)	2,500,000	2,493,558
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, 7.778% (3 Month LIBOR USD + 5.500%), 4/20/2026 (a)(b)	1,500,000	1,507,500
Man GLG US CLO Ltd., Series 2018-2A, Class CR, 5.783% (3 Month LIBOR USD + 3.480%), 10/16/2028 (a)(b)	5,500,000	5,466,032
Man GLG US CLO Ltd., Series 2018-2A, Class DR, 8.403% (3 Month LIBOR USD + 6.100%), 10/16/2028 (a)(b)	3,000,000	2,775,009
Marathon CLO V Ltd., Series 2013-5A, Class A2R, 3.972% (3 Month LIBOR USD + 1.450%), 11/21/2027 (a)(b)	9,000,000	8,926,083

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Marathon CLO VII Ltd., Series 2014-7A, Class C, 6.056% (3 Month LIBOR USD + 3.800%), 10/28/2025 (a)(b)	$3,000,000	$2,948,457
MidOcean Credit CLO VI, Series 2016-6A, Class Dr, 6.028% (3 Month LIBOR USD + 3.750%), 1/22/2029 (a)(b)	10,000,000	9,947,150
MMCF CLO LLC, Series 2017-1A, Class C, 5.503% (3 Month LIBOR USD + 3.200%), 1/15/2028 (a)(b)(f)	2,000,000	1,954,590
MMCF CLO LLC, Series 2017-1A, Class D, 8.683% (3 Month LIBOR USD + 6.380%), 1/15/2028 (a)(b)(f)	3,000,000	2,926,032
MMCF CLO LLC, Series 2019-2A, Class B, 5.753% (3 Month LIBOR USD + 3.450%), 4/16/2029 (a)(b)	6,000,000	5,999,796
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class CR, 4.973% (3 Month LIBOR USD + 2.450%), 5/22/2027 (a)(b)(l)	8,900,000	8,909,888
Mountain View CLO XIV Ltd., Series 2019-1A, Class C, 5.518% (3 Month LIBOR USD + 2.900%), 4/16/2029 (a)(b)	4,500,000	4,498,997
Mountain View CLO XIV Ltd., Series 2019-1A, Class D, 6.668% (3 Month LIBOR USD + 4.050%), 4/16/2029 (a)(b)	5,000,000	5,007,100
Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class DR2, 7.853% (3 Month LIBOR USD + 5.550%), 7/15/2027 (a)(b)	4,000,000	3,952,580
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class FR, 9.753% (3 Month LIBOR USD + 7.450%), 1/18/2028 (a)(b)(f)	3,000,000	2,897,694
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class CR, 6.076% (3 Month LIBOR USD + 3.800%), 10/25/2028 (a)(b)	10,000,000	9,999,810
Newstar Commercial Loan Funding LLC, Series 2016-1A, Class A1, 4.821% (3 Month LIBOR USD + 2.300%), 2/25/2028 (a)(b)	24,000,000	24,008,184
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class CR, 5.028% (3 Month LIBOR USD + 2.750%), 1/20/2027 (a)(b)	3,000,000	2,967,003
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class DR, 6.178% (3 Month LIBOR USD + 3.900%), 1/20/2027 (a)(b)	3,000,000	2,978,856
Ocean Trails CLO VI, Series 2016-6A, Class CR, 4.953% (3 Month LIBOR USD + 2.650%), 7/17/2028 (a)(b)	7,200,000	7,200,000
OCP CLO Ltd., Series 2015-8A, Class BR, 4.153% (3 Month LIBOR USD + 1.850%), 4/17/2027 (a)(b)	3,350,000	3,343,424
OCP CLO Ltd., Series 2015-8A, Class CR, 5.103% (3 Month LIBOR USD + 2.800%), 4/17/2027 (a)(b)	7,500,000	7,499,820
OCP CLO Ltd., Series 2015-8A, Class D, 7.803% (3 Month LIBOR USD + 5.500%), 4/17/2027 (a)(b)	884,000	878,547
OCP CLO Ltd., Series 2013-4A, Class CR, 6.243% (3 Month LIBOR USD + 3.960%), 4/24/2029 (a)(b)	7,750,000	7,749,845
OZLM XI Ltd., Series 2015-11A, Class DR, 9.266% (3 Month LIBOR USD + 7.000%), 10/30/2030 (a)(b)	2,650,000	2,554,513
Palmer Square Loan Funding Ltd., Series 2019-2A, Class C, 5.773% (3 Month LIBOR USD + 3.250%), 4/20/2027 (a)(b)	7,500,000	7,313,933
Peaks CLO Ltd., Series 2017-2A, Class B, 5.478% (3 Month LIBOR USD + 3.200%), 7/20/2029 (a)(b)	2,100,000	2,103,658
Peaks CLO Ltd., Series 2017-2A, Class D, 8.028% (3 Month LIBOR USD + 5.750%), 7/20/2029 (a)(b)(f)	4,950,000	4,963,256
Peaks CLO Ltd., Series 2018-3A, Class A1, 3.926% (3 Month LIBOR USD + 1.650%), 1/27/2031 (a)(b)	3,500,000	3,507,637

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Regatta Funding LP, Series 2013-2A, Class CR2, 6.003% (3 Month LIBOR USD + 3.700%), 1/16/2029 (a)(b)	$4,500,000	$4,506,408
Regatta X Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (a)(e)(f)	2,500,000	2,050,000
Salem Fields CLO Ltd., Series 2016-2X, Class B, 5.026% (3 Month LIBOR USD + 2.750%), 10/25/2028 (b)(k)(l)	14,100,000	14,109,588
SCOF-2 Ltd., Series 2015-2A, Class CR, 4.563% (3 Month LIBOR USD + 2.260%), 7/15/2028 (a)(b)	4,400,000	4,401,976
Shackleton CLO Ltd., Series 2015-8A, Class CR, 3.928% (3 Month LIBOR USD + 1.650%), 10/20/2027 (a)(b)	3,195,500	3,137,655
Sound Point CLO XIV Ltd., Series 2016-3A, Class D, 6.109% (3 Month LIBOR USD + 3.850%), 1/23/2029 (a)(b)	2,950,000	2,936,235
Symphony CLO XII Ltd., Series 2013-12A, Class CR, 4.403% (3 Month LIBOR USD + 2.100%), 10/15/2025 (a)(b)	2,500,000	2,503,510
Symphony CLO XII Ltd., Series 2013-12A, Class DR, 5.553% (3 Month LIBOR USD + 3.250%), 10/15/2025 (a)(b)	9,330,000	9,340,487
Symphony CLO XII Ltd., Series 2013-12A, Class E, 7.203% (3 Month LIBOR USD + 4.900%), 10/15/2025 (a)(b)	2,000,000	1,995,878
Symphony CLO XIV Ltd., Series 2014-14A, Class B1R, 4.153% (3 Month LIBOR USD + 1.850%), 7/14/2026 (a)(b)(l)	23,000,000	23,018,400
TCP Waterman CLO Ltd., Series 2016-1A, Class A2, 5.410% (3 Month LIBOR USD + 3.000%), 12/15/2028 (a)(b)	2,000,000	2,001,658
TCP Waterman CLO Ltd., Series 2016-1A, Class B, 5.860% (3 Month LIBOR USD + 3.450%), 12/15/2028 (a)(b)	3,000,000	3,000,774
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class B, 5.053% (3 Month LIBOR USD + 2.750%), 4/15/2030 (a)(b)(l)	19,100,000	19,099,523
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class C, 6.103% (3 Month LIBOR USD + 3.800%), 4/15/2030 (a)(b)	11,350,000	11,349,591
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class E, 10.803% (3 Month LIBOR USD + 8.500%), 4/15/2030 (a)(b)(f)	600,000	585,951
THL Credit Wind River CLO Ltd., Series 2012-2A, Class INC, 0.000%, 1/20/2026 (a)(e)(f)	3,000,000	1,170,000
THL Credit Wind River CLO Ltd., Series 2017-1A, Class C, 4.600% (3 Month LIBOR USD + 2.300%), 4/18/2029 (a)(b)	12,500,000	12,401,925
THL Credit Wind River CLO Ltd., Series 2017-1A, Class D, 6.050% (3 Month LIBOR USD + 3.750%), 4/18/2029 (a)(b)(l)	6,350,000	6,309,760
Tralee CLO V Ltd., Series 2018-5A, Class C, 4.478% (3 Month LIBOR USD + 2.200%), 10/20/2028 (a)(b)	6,300,000	6,160,745
Trinitas CLO I Ltd., Series 2014-1A, Class CR, 4.803% (3 Month LIBOR USD + 2.500%), 4/15/2026 (a)(b)	4,250,000	4,263,324
Trinitas CLO V Ltd., Series 2016-5A, Class E, 9.676% (3 Month LIBOR USD + 7.400%), 10/25/2028 (a)(b)	5,000,000	4,999,765
Venture CLO Ltd., Series 2015-25A, Class E, 9.478% (3 Month LIBOR USD + 7.200%), 4/20/2029 (a)(b)	4,500,000	4,499,730
Venture XII CLO Ltd., Series 2012-12A, Class BRR, 3.721% (3 Month LIBOR USD + 1.200%), 3/2/2026 (a)(b)	9,000,000	8,949,879
Venture XXIV CLO Ltd., Series 2016-24A, Class D2, 6.328% (3 Month LIBOR USD + 4.050%), 10/20/2028 (a)(b)	4,000,000	3,999,892
Vibrant CLO IV Ltd., Series 2016-4A, Class C, 5.578% (3 Month LIBOR USD + 3.300%), 7/20/2028 (a)(b)	3,625,000	3,630,162

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Vibrant CLO IV Ltd., Series 2016-4A, Class E, 9.028% (3 Month LIBOR USD + 6.750%), 7/20/2028 (a)(b)	$1,750,000	$1,745,737
Voya CLO Ltd., Series 2016-2A, Class D, 9.253% (3 Month LIBOR USD + 6.950%), 7/19/2028 (a)(b)	5,350,000	5,350,000
Voya CLO Ltd., Series 2012-4A, Class DR, 9.953% (3 Month LIBOR USD + 7.650%), 10/15/2028 (a)(b)	4,000,000	4,005,684
Voya CLO Ltd., Series 2019-1A, Class D, 5.943% (3 Month LIBOR USD + 3.300%), 4/16/2029 (a)(b)	4,000,000	3,978,608
Voya CLO Ltd., Series 2019-1A, Class E, 8.593% (3 Month LIBOR USD + 5.950%), 4/16/2029 (a)(b)	7,000,000	6,975,836
Voya CLO Ltd., Series 2014-2A, Class ER, 10.003% (3 Month LIBOR USD + 7.700%), 4/17/2030 (a)(b)(f)	2,000,000	1,804,846
Voya Ltd., Series 2012-4X, Class DR, 9.953% (3 Month LIBOR USD + 7.650%), 10/15/2028 (b)(k)	3,650,000	3,655,187
WhiteHorse VIII Ltd., Series 2014-1A, Class CR, 4.529% (3 Month LIBOR USD + 1.950%), 5/1/2026 (a)(b)(l)	7,500,000	7,434,990
WhiteHorse X Ltd., Series 2015-10A, Class CR, 4.453% (3 Month LIBOR USD + 2.150%), 4/19/2027 (a)(b)	5,000,000	4,979,660
WhiteHorse X Ltd., Series 2015-10A, Class DR, 5.303% (3 Month LIBOR USD + 3.000%), 4/19/2027 (a)(b)	2,500,000	2,499,935
Woodmont Trust, Series 2017-1A, Class B, 4.350% (3 Month LIBOR USD + 2.050%), 4/18/2029 (a)(b)	8,000,000	8,006,664
Woodmont Trust, Series 2017-1A, Class D, 5.050% (3 Month LIBOR USD + 2.750%), 4/18/2029 (a)(b)	4,600,000	4,600,285
Woodmont Trust, Series 2017-1A, Class D, 7.350% (3 Month LIBOR USD + 5.050%), 4/18/2029 (a)(b)(f)	3,000,000	3,002,268
York CLO Ltd., Series 2015-1A, Class F, 9.528% (3 Month LIBOR USD + 7.250%), 1/22/2031 (a)(b)(f)	2,405,000	2,041,891
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class CR, 4.172% (3 Month LIBOR USD + 1.850%), 7/16/2027 (a)(b)	8,300,000	7,969,884
Zais CLO 3 Ltd., Series 2015-3A, Class A2R, 4.493% (3 Month LIBOR USD + 2.190%), 7/15/2031 (a)(b)	4,500,000	4,412,700
Zais CLO Ltd., Series 2016-2A, Class A2, 4.703% (3 Month LIBOR USD + 2.400%), 10/16/2028 (a)(b)	6,420,000	6,434,297

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost – $700,335,951)		698,963,077

Collateralized Mortgage Obligations – 76.05%
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 2.666% (1 Month LIBOR USD + 0.400%), 12/25/2035 (b)	1,128,000	1,118,964
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 2.786% (1 Month LIBOR USD + 0.520%), 1/25/2036 (b)	3,755,786	3,641,016
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 4.326%, 2/25/2036 (e)	8,620,120	8,207,888
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 4.290%, 3/25/2036 (e)	2,305,009	2,127,099
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 4.623%, 7/25/2035 (e)	606,730	596,745
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, 2.496% (1 Month LIBOR USD + 0.230%), 9/25/2035 (b)	61,812	62,165
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 4.505%, 3/25/2036 (e)	1,135,515	954,220

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 2.446% (1 Month LIBOR USD + 0.180%), 8/25/2036 (b)	$515,823	$351,210
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 2.386% (1 Month LIBOR USD + 0.120%), 8/25/2036 (b)	16,646,483	10,398,192
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 4.557%, 3/25/2037 (e)	743,506	731,881
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 2.416% (1 Month LIBOR USD + 0.150%), 3/25/2037 (b)	1,178,333	1,188,220
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 2.496% (1 Month LIBOR USD + 0.230%), 3/25/2037 (b)	5,371,445	3,832,230
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 4.529%, 6/25/2037 (e)	3,463,205	3,350,291
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.529%, 6/25/2037 (e)	3,692,853	3,329,742
American Home Mortgage Assets Trust, Series 2006-1, Class 1A1, 2.686% (1 Month LIBOR USD + 0.420%), 5/25/2046 (b)	16,088,305	14,857,888
American Home Mortgage Assets Trust, Series 2006-1, Class 2A1, 2.646% (1 Month LIBOR USD + 0.380%), 5/25/2046 (b)	18,294,224	17,321,593
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 1.571%, 5/25/2046 (e)(g)	40,440,298	3,358,445
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 3.469% (12 Month US Treasury Average + 0.960%), 9/25/2046 (b)	1,759,772	1,684,600
American Home Mortgage Assets Trust, Series 2006-3, Class 1A1, 3.479% (12 Month US Treasury Average + 0.970%), 10/25/2046 (b)	1,895,152	1,849,612
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12, 2.476% (1 Month LIBOR USD + 0.210%), 10/25/2046 (b)	18,519,775	13,650,537
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 1.386%, 12/25/2046 (e)(g)	112,418,381	8,754,244
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 3.209% (12 Month US Treasury Average + 0.700%), 2/25/2047 (b)(m)	62,664,454	40,467,953
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.250%, 6/25/2037 (d)	609,838	529,142
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 1.393%, 6/25/2047 (e)(g)	62,236,034	5,122,399
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 3.004% (1 Month LIBOR USD + 0.600%), 9/25/2045 (b)	10,564,399	10,313,632
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 5.570% (1 Month LIBOR USD + 3.140%), 9/25/2045 (b)	758,720	667,686
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.383%, 9/25/2035 (d)	2,504,176	2,039,305
American Home Mortgage Investment Trust, Series 2006-2, Class 1A2, 2.586% (1 Month LIBOR USD + 0.320%), 6/25/2046 (b)	11,432,751	5,184,067
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 2.626% (1 Month LIBOR USD + 0.360%), 12/25/2046 (b)	17,208,739	16,707,569
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 3.963% (6 Month LIBOR USD + 1.750%), 12/25/2036 (b)	7,063,664	6,437,626
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (d)	6,391,402	3,019,362
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 2.426% (1 Month LIBOR USD + 0.160%), 5/25/2047 (b)	28,209,985	23,155,292
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 2.456% (1 Month LIBOR USD + 0.190%), 5/25/2047 (b)	37,745,718	29,511,603
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 2.496% (1 Month LIBOR USD + 0.230%), 3/25/2047 (b)	6,728,763	4,444,604
Ashford Hospitality Trust, Series 2018-KEYS, Class F, 8.325% (1 Month LIBOR USD + 6.000%), 6/15/2035 (a)(b)	8,000,000	8,020,008
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 5.375% (1 Month LIBOR USD + 3.050%), 12/15/2036 (a)(b)	2,500,000	2,540,782

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E, 5.725% (1 Month LIBOR USD + 3.400%), 6/15/2035 (a)(b)	$2,625,000	$2,651,300
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class F, 6.325% (1 Month LIBOR USD + 4.000%), 6/15/2035 (a)(b)	750,000	759,394
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E, 5.525% (1 Month LIBOR USD + 3.200%), 3/15/2034 (a)(b)	4,000,000	4,040,000
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class F, 6.525% (1 Month LIBOR USD + 4.200%), 3/15/2034 (a)(b)	4,250,000	4,267,229
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	782,562	785,401
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1, 6.000%, 1/25/2036	6,767,081	6,723,812
Bank of America Alternative Loan Trust, Series 2005-7, Class 3CB1, 6.000%, 8/25/2035	3,080,315	2,897,206
Bank of America Alternative Loan Trust, Series 2005-8, Class 1CB3, 2.516% (1 Month LIBOR USD + 0.250%), 9/25/2035 (b)	5,903,419	5,528,239
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (e)	4,763,602	2,755,043
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 5.998%, 10/25/2036 (d)	14,017,173	7,979,444
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 5.859%, 10/25/2036 (d)	5,222,659	3,059,554
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (c)	284,097	184,297
Bank of America Alternative Loan Trust, Series 2007-1, Class 3A16, 2.866% (1 Month LIBOR USD + 0.600%), 4/25/2037 (b)	4,532,639	3,640,099
Bank of America Funding Trust, Series 2005-F, Class 4A1, 4.372%, 9/20/2035 (e)	4,324,737	4,077,388
Bank of America Funding Trust, Series 2006-H, Class 6A1, 2.462% (1 Month LIBOR USD + 0.190%), 10/20/2036 (b)	13,044,960	11,861,599
Bank of America Funding Trust, Series 2007-2, Class 1A16, 2.866% (1 Month LIBOR USD + 0.600%), 3/25/2037 (b)	4,844,567	3,888,298
Bank of America Funding Trust, Series 2007-2, Class TA4, 2.666% (1 Month LIBOR USD + 0.400%), 3/25/2037 (b)	9,576,651	8,307,477
Bank of America Funding Trust, Series 2007-A, Class 2A1, 2.432% (1 Month LIBOR USD + 0.160%), 2/20/2047 (b)	3,995,710	3,937,852
Bank of America Funding Trust, Series 2007-A, Class 2A5, 2.502% (1 Month LIBOR USD + 0.230%), 2/20/2047 (b)	2,458,166	2,382,683
Bank of America Funding Trust, Series 2007-B, Class A1, 2.482% (1 Month LIBOR USD + 0.210%), 4/20/2047 (b)	6,199,186	5,703,189
Bank of America Funding Trust, Series 2007-C, Class 4A2, 4.431%, 5/20/2036 (e)	1,755,479	1,757,313
Bank of America Funding Trust, Series 2007-C, Class 7A4, 2.492% (1 Month LIBOR USD + 0.220%), 5/20/2047 (b)(l)	4,167,762	3,997,025
Bank of America Funding Trust, Series 2009-R14, Class 2A, 10.390% (1 Month LIBOR USD + 15.013%), 7/26/2035 (a)(b)(n)	533,622	584,272
Bank of America Funding Trust, Series 2014-R1, Class A2, 2.554% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(b)	8,460,450	7,386,235
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	1,914,916	1,853,555
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (c)	670,376	584,360
BBCMS Mortgage Trust, Series 2018-TALL, Class F, 5.560% (1 Month LIBOR USD + 3.235%), 3/16/2037 (a)(b)	12,500,000	12,609,575
BBCMS Trust, Series 2014-BXO, Class E, 6.075% (1 Month LIBOR USD + 3.750%), 8/16/2027 (a)(b)	8,000,000	8,006,048
BBCMS Trust, Series 2018-BXH, Class F, 5.275% (1 Month LIBOR USD + 2.950%), 10/15/2037 (a)(b)	3,000,000	3,011,754

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
BBCMS Trust, Series 2018-CBM, Class D, 4.716% (1 Month LIBOR USD + 2.391%), 7/15/2037 (a)(b)	$2,900,000	$2,907,264
BCAP LLC Trust, Series 2006-AA2, Class A1, 2.436% (1 Month LIBOR USD + 0.170%), 1/25/2037 (b)	13,766,200	13,197,643
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 2.476% (1 Month LIBOR USD + 0.210%), 4/25/2037 (b)	2,466,463	2,446,931
BCAP LLC Trust, Series 2008-IND1, Class A1, 3.466% (1 Month LIBOR USD + 1.200%), 10/25/2047 (b)(m)	30,441,444	29,136,206
BCAP LLC Trust, Series 2010-RR6, Class 1410, 4.386%, 12/27/2035 (a)(e)	8,401,782	7,102,875
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 4.413%, 5/28/2036 (a)(e)	3,186,801	2,863,650
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 2.684% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(b)	3,223,581	2,562,279
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 4.583%, 12/27/2034 (a)(e)	9,013,000	8,947,656
BCAP LLC Trust, Series 2014-RR1, Class 1A2, 5.069%, 3/27/2035 (a)(e)	3,693,643	3,760,324
BCAP LLC Trust, Series 2015-RR2, Class 26A2, 4.997%, 3/28/2036 (a)(e)	6,729,753	6,843,109
BCAP LLC, Series 2013-RR1, Class 6A2, 4.349%, 5/28/2036 (a)(e)	5,876,388	4,899,421
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 4.162%, 2/25/2036 (e)	497,626	475,737
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 4.445%, 8/25/2035 (e)	5,105,652	4,747,705
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 2A1, 4.261%, 7/25/2036 (e)	4,350,688	4,193,550
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 4.333%, 7/25/2036 (e)	1,037,089	1,018,128
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 3.897%, 6/25/2034 (e)	837,280	840,910
Bear Stearns ALT-A Trust, Series 2005-1, Class A1, 2.826% (1 Month LIBOR USD + 0.560%), 1/25/2035 (b)	76,895	77,363
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 4.465%, 7/25/2035 (e)	1,655,552	1,660,593
Bear Stearns ALT-A Trust, Series 2005-5, Class 22A1, 4.297%, 7/25/2035 (e)	2,922,206	2,811,697
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 4.481%, 9/25/2035 (e)	5,317,369	5,176,921
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 4.269%, 9/25/2035 (e)(m)	23,594,079	20,573,943
Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 2.426% (1 Month LIBOR USD + 0.160%), 2/25/2034 (b)	1,279,903	1,252,909
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 2.666% (1 Month LIBOR USD + 0.400%), 11/25/2034 (b)	1,823,507	1,678,717
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 3.266% (1 Month LIBOR USD + 1.000%), 8/25/2035 (b)	2,391,522	2,086,172
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,635,178	1,957,105
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 2.516% (1 Month LIBOR USD + 0.250%), 5/25/2037 (b)	49,040	48,063
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 2.476% (1 Month LIBOR USD + 0.210%), 7/25/2036 (b)	1,154,196	1,116,073
Bear Stearns Mortgage Funding Trust, Series 2006-AR2, Class 2A1, 2.496% (1 Month LIBOR USD + 0.230%), 9/25/2046 (b)	2,251,740	2,289,927
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 2.446% (1 Month LIBOR USD + 0.180%), 10/25/2036 (b)(m)	37,033,682	35,348,390
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 2.426% (1 Month LIBOR USD + 0.160%), 1/25/2037 (b)	8,388,457	8,207,350
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1X2, 0.500%, 6/25/2037 (g)	8,135,553	159,221
BTH Mortgage-Backed Securities Trust, Series 2018-17, Class A, 4.902% (1 Month LIBOR USD + 2.500%), 8/6/2020 (a)(b)	5,938,000	5,952,839
BTH Mortgage-Backed Securities Trust, Series 2018-3, Class A, 4.902% (1 Month LIBOR USD + 2.500%), 7/6/2020 (b)	5,000,000	5,010,785

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.897%, 7/25/2049 (a)(d)	$28,000,000	$28,006,636
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(d)	14,000,000	14,001,246
BX Commercial Mortgage Trust, Series 2018-BIOA, Class F, 4.796% (1 Month LIBOR USD + 2.471%), 3/16/2037 (a)(b)	9,750,000	9,823,252
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 4.375% (1 Month LIBOR USD + 2.050%), 11/15/2035 (a)(b)	3,654,557	3,678,563
BXP Trust, Series 2017-CQHP, Class E, 5.325% (1 Month LIBOR USD + 3.000%), 11/15/2034 (a)(b)	2,000,000	2,015,412
BXP Trust, Series 2017-CQHP, Class F, 6.325% (1 Month LIBOR USD + 4.000%), 11/15/2034 (a)(b)	4,500,000	4,519,908
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 4.875% (1 Month LIBOR USD + 2.550%), 12/15/2037 (a)(b)	4,250,000	4,308,556
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A11, 3.216% (1 Month LIBOR USD + 0.950%), 4/25/2049 (a)(b)	13,578,603	13,665,520
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 3.134% (1 Month LIBOR USD + 0.900%), 8/25/2049 (a)(b)	12,000,000	11,922,606
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	1,131,288	864,611
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	1,612,733	1,304,969
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	2,757,920	2,381,684
ChaseFlex Trust, Series 2007-1, Class 2A10, 2.766% (1 Month LIBOR USD + 0.500%), 2/25/2037 (b)	2,913,186	1,641,085
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	2,021,799	1,601,427
ChaseFlex Trust, Series 2007-2, Class A1, 2.546% (1 Month LIBOR USD + 0.280%), 5/25/2037 (b)	3,137,088	3,070,004
CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 4.450% (1 Month LIBOR USD + 2.050%), 6/15/2034 (a)(b)	10,850,000	10,880,532
CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 4.750% (1 Month LIBOR USD + 2.350%), 6/15/2034 (a)(b)	8,800,000	8,838,544
CHC Commercial Mortgage Trust, Series 2019-CHC, Class F, 5.008% (1 Month LIBOR USD + 2.608%), 6/15/2034 (a)(b)	2,500,000	2,495,387
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 2.586% (1 Month LIBOR USD + 0.320%), 5/25/2035 (a)(b)(l)	4,810,306	4,856,672
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 2.516% (1 Month LIBOR USD + 0.250%), 8/25/2035 (a)(b)	2,617,080	2,641,696
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 2.556% (1 Month LIBOR USD + 0.290%), 10/25/2035 (a)(b)(l)	5,822,420	5,871,829
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 2.416% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(b)	5,224,652	5,233,409
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 2.466% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	5,834,871	5,878,855
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-2A, Class A1, 2.446% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)(b)	3,727,093	3,702,837
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 2.496% (1 Month LIBOR USD + 0.230%), 7/25/2036 (a)(b)	8,847,789	8,739,368
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.403%, 4/25/2037 (a)(e)(f)(g)	35,533,535	569,709
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 2.466% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	5,191,913	5,190,164

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A1, 2.476% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)(b)	$1,725,568	$1,721,884
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A2, 2.546% (1 Month LIBOR USD + 0.280%), 10/25/2046 (a)(b)	11,448,061	11,403,448
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 2.416% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(b)	6,303,233	6,308,143
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 2.396% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(b)	17,964,399	17,980,369
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 2.446% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(b)	9,831,133	8,777,059
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-3A, Class A2, 2.584% (1 Month LIBOR USD + 0.180%), 8/25/2047 (a)(b)	6,024,425	5,334,581
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 2.396% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(b)	1,750,788	1,649,353
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 2.446% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(b)	3,712,616	3,199,076
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 2.396% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(b)	10,959,672	10,759,132
Chimera Special Holdings 4.430%, 10/11/2019 (e)(f)	35,318,742	35,407,039
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (c)	38,295	30,499
Citigroup Commercial Mortgage Trust, Series 2018TBR, Class F, 5.975% (1 Month LIBOR USD + 3.650%), 12/15/2036 (a)(b)	4,250,000	4,284,591
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 4.745%, 1/11/2036 (a)(e)	5,000,000	5,175,630
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class F, 4.825% (1 Month LIBOR USD + 2.500%), 2/15/2036 (a)(b)	5,000,000	5,018,370
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1, 3.066% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(b)	4,227,543	4,000,600
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 4.607%, 8/25/2035 (e)	1,073,414	1,103,900
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 4.833%, 11/25/2035 (e)	3,387,051	3,029,998
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	2,976,602	2,218,750
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 2A1, 2.604% (1 Month LIBOR USD + 0.200%), 4/25/2038 (a)(b)	1,236,170	1,235,591
Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.250%, 7/25/2067 (a)(e)	20,525,578	20,517,634
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 3.796%, 3/25/2037 (e)(l)	5,009,078	4,593,815
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 2.426% (1 Month LIBOR USD + 0.160%), 1/25/2037 (b)	7,487,423	6,763,974
Citigroup Mortgage Loan Trust, Series 2009-5, Class 10A1, 2.654% (1 Month LIBOR USD + 0.250%), 2/25/2037 (a)(b)	1,913,945	877,731
Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059 (a)(d)	13,164,177	13,262,066
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 2.916% (1 Month LIBOR USD + 0.650%), 9/25/2036 (b)	2,873,034	2,403,106
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (c)	98,290	61,097
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (e)	4,267,709	4,012,573
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 2.916% (1 Month LIBOR USD + 0.650%), 12/25/2036 (b)	7,937,796	6,275,241
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A2, 2.816% (1 Month LIBOR USD + 0.550%), 1/25/2037 (b)	14,455,813	12,224,819
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 2.866% (1 Month LIBOR USD + 0.600%), 3/25/2037 (b)	4,609,726	3,753,829

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (c)	$164,234	$95,858
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 2.866% (1 Month LIBOR USD + 0.600%), 4/25/2037 (b)	3,014,561	2,435,594
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (c)	251,912	154,401
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 2.766% (1 Month LIBOR USD + 0.500%), 5/25/2037 (b)	8,126,326	6,514,055
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 2.866% (1 Month LIBOR USD + 0.600%), 6/25/2037 (b)	3,284,474	2,656,667
COLT Mortgage Loan Trust, Series 2017-2, Class B1, 4.563%, 10/25/2047 (a)(e)	2,991,914	3,099,111
COLT Mortgage Loan Trust, Series 2018-1, Class B1, 4.362%, 2/25/2048 (a)(e)	3,761,000	3,805,038
COLT Mortgage Loan Trust, Series 2018-2, Class M1, 4.189%, 7/27/2048 (a)(e)	2,191,723	2,206,077
COLT Mortgage Loan Trust, Series 2019-1, Class A2, 3.909%, 3/25/2049 (a)(e)	8,120,828	8,201,484
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.080%, 10/15/2046 (a)(e)(l)	5,000,000	4,342,860
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 3.109% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(b)	3,150,358	3,176,698
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.343%, 2/12/2048 (a)(e)(l)	5,000,000	4,551,315
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M1, 3.116% (1 Month LIBOR USD + 0.850%), 8/25/2031 (a)(b)	2,408,225	2,414,580
Connecticut Avenue Securities Trust, Series 2019-R04, Class 2M1, 3.016% (1 Month LIBOR USD + 0.750%), 6/27/2039 (a)(b)	8,944,190	8,964,234
Connecticut Avenue Securities Trust, Series 2019-R04, Class 2M2, 4.366% (1 Month LIBOR USD + 2.100%), 6/27/2039 (a)(b)	4,000,000	4,020,332
CORE Mortgage Trust, Series 2019-CORE, Class E, 4.225% (1 Month LIBOR USD + 1.900%), 12/15/2031 (a)(b)	6,750,000	6,766,888
CORE Mortgage Trust, Series 2019-CORE, Class F, 4.675% (1 Month LIBOR USD + 2.350%), 12/15/2031 (a)(b)	4,500,000	4,511,259
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 0.600%, 12/20/2035 (a)(e)(g)	101,278,014	4,414,000
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 0.322%, 12/20/2035 (a)(e)(f)(g)	23,535,445	1,172,301
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 2.666% (1 Month LIBOR USD + 0.400%), 2/25/2035 (b)	1,251,348	1,155,790
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	31,361	31,497
CountryWide Alternative Loan Trust, Series 2005-14, Class 2X, 0.469%, 5/25/2035 (e)(f)(g)	35,737,600	937,397
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 0.960%, 6/25/2035 (e)(f)(g)	30,309,095	1,510,939
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.156%, 7/20/2035 (e)(f)(g)	21,839,465	615,895
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 3.819% (12 Month US Treasury Average + 1.310%), 7/20/2035 (b)	1,018,396	963,725
CountryWide Alternative Loan Trust, Series 2005-24, Class 4A1, 2.502% (1 Month LIBOR USD + 0.230%), 7/20/2035 (b)	7,226,059	7,130,653
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 2.566% (1 Month LIBOR USD + 0.300%), 7/25/2035 (b)(m)	8,377,473	6,963,691
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 3.033%, 8/25/2035 (e)	1,328,310	1,168,391
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 3.123%, 8/25/2035 (e)	986,815	980,694
CountryWide Alternative Loan Trust, Series 2005-27, Class 1X1, 1.254%, 8/25/2035 (e)(f)(g)	10,335,272	355,172
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.238%, 8/25/2035 (e)(g)	37,869,695	1,365,278
CountryWide Alternative Loan Trust, Series 2005-37T1, Class A5, 2.716% (1 Month LIBOR USD + 0.450%), 9/25/2035 (b)	9,138,770	7,031,406
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 0.640%, 9/25/2035 (e)(g)	95,554,664	3,135,626

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	$685,752	$680,127
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 2.596% (1 Month LIBOR USD + 0.330%), 9/25/2035 (b)	881,789	789,716
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 1.012%, 9/25/2035 (e)(f)(g)	5,614,204	336,858
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 2.946% (1 Month LIBOR USD + 0.680%), 10/25/2035 (b)	2,569,113	2,016,116
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 1.518%, 11/20/2035 (e)(f)(g)	35,930,876	2,881,117
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 0.556%, 11/20/2035 (e)(f)(g)	24,063,832	1,527,067
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 0.799%, 11/20/2035 (e)(g)	29,038,112	1,786,425
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 2.556% (1 Month LIBOR USD + 0.290%), 11/25/2035 (b)	585,455	514,018
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 0.684%, 11/25/2035 (e)(g)	39,544,849	2,449,803
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 0.800%, 11/20/2035 (e)(f)(g)	141,796,065	7,163,537
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 2.786% (1 Month LIBOR USD + 0.520%), 12/25/2035 (b)	2,559,887	2,500,507
CountryWide Alternative Loan Trust, Series 2005-63, Class 3A1, 4.081%, 11/25/2035 (e)	3,792,680	3,625,776
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	7,027,493	6,603,089
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	2,342,098	2,259,872
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 2.666% (1 Month LIBOR USD + 0.400%), 11/25/2035 (b)	5,346,384	3,702,157
CountryWide Alternative Loan Trust, Series 2005-J12, Class 2A1, 2.806% (1 Month LIBOR USD + 0.540%), 8/25/2035 (b)	7,676,771	5,312,863
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	2,860,209	2,576,553
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	959,015	825,261
CountryWide Alternative Loan Trust, Series 2006-19CB, Class A9, 2.966% (1 Month LIBOR USD + 0.700%), 8/25/2036 (b)	3,175,586	2,318,083
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 2.866% (1 Month LIBOR USD + 0.600%), 8/25/2036 (b)	5,879,915	3,940,996
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (b)	887,313	714,073
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	969,391	878,628
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 2.566% (1 Month LIBOR USD + 0.300%), 10/25/2036 (b)	2,686,142	1,843,518
CountryWide Alternative Loan Trust, Series 2006-36T2, Class 1A4, 5.750%, 12/25/2036	9,247,767	6,328,007
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	898,032	799,912
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	2,714,914	1,931,911
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 0.966%, 3/20/2046 (e)(g)	20,319,104	882,357
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 0.405%, 8/25/2046 (e)(g)	45,008,998	2,346,949
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 0.553%, 8/25/2046 (e)(g)	25,131,810	911,857
CountryWide Alternative Loan Trust, Series 2006-OA11, Class A1B, 2.456% (1 Month LIBOR USD + 0.190%), 9/25/2046 (b)	1,480,140	1,367,734
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2A1, 2.644% (11th District Cost of Funds Index + 1.500%), 12/20/2046 (b)	2,801,716	2,447,479
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 1.510%, 5/25/2036 (e)(g)	30,417,449	1,949,941
CountryWide Alternative Loan Trust, Series 2006-OA7, Class 1X, 0.555%, 6/25/2046 (e)(g)	27,673,708	613,388
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 2.766% (1 Month LIBOR USD + 0.500%), 8/25/2047 (b)	4,794,993	2,847,507
CountryWide Alternative Loan Trust, Series 2007-AL1, Class XP, 0.922%, 6/25/2037 (e)(g)	27,934,657	1,897,406

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
CountryWide Alternative Loan Trust, Series 2007-HY7C, Class A4, 2.496% (1 Month LIBOR USD + 0.230%), 8/25/2047 (b)	$1,085,106	$1,024,550
CountryWide Alternative Loan Trust, Series 2007-OA10, Class X, 2.000%, 9/25/2047 (e)(g)	4,010,548	322,408
CountryWide Alternative Loan Trust, Series 2007-OA3, Class 1A1, 2.406% (1 Month LIBOR USD + 0.140%), 4/25/2047 (b)	6,403,503	6,068,683
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 0.671%, 2/25/2035 (e)(g)	23,532,467	547,153
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 3.006% (1 Month LIBOR USD + 0.740%), 2/25/2035 (b)	2,499,875	2,391,155
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2X, 0.797%, 2/25/2035 (e)(g)	39,966,443	845,410
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 1.434%, 3/25/2035 (e)(f)(g)	7,007,791	442,360
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 1.100%, 4/25/2035 (e)(g)	14,769,851	321,746
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 2.906% (1 Month LIBOR USD + 0.640%), 3/25/2035 (b)	1,314,527	1,242,095
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 0.994%, 3/25/2035 (e)(g)	16,112,889	548,112
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.899%, 3/25/2035 (e)	6,257,707	5,736,015
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.856%, 3/25/2035 (e)(f)(g)	1,697,081	62,604
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 0.970%, 5/25/2035 (e)(f)(g)	60,430,418	2,161,233
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.190%, 7/25/2036 (e)(g)	43,522,597	291,732
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	2,879,671	2,762,589
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,699,386	1,370,331
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	1,177,488	1,012,067
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 2.916% (1 Month LIBOR USD + 0.650%), 7/25/2037 (b)	6,641,888	3,133,656
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 3.575% (1 Month LIBOR USD + 1.250%), 1/17/2034 (a)(b)	6,100,000	6,122,893
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class C, 5.075% (1 Month LIBOR USD + 2.750%), 1/17/2034 (a)(b)	2,750,000	2,772,368
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 5.925% (1 Month LIBOR USD + 3.600%), 1/17/2034 (a)(b)(l)	6,500,000	6,577,337
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	3,598,839	3,081,657
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 2.616% (1 Month LIBOR USD + 0.350%), 10/25/2035 (b)	1,485,180	1,314,875
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	1,969,141	1,822,690
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 4.975% (1 Month LIBOR USD + 2.650%), 5/15/2036 (a)(b)	5,000,000	5,042,265
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.830%, 8/26/2058 (a)	24,577,106	24,670,621

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A2, 3.547%, 8/26/2058 (a)(e)	$15,000,000	$14,450,595
Credit Suisse Mortgage Trust, Series 2010-20R, Class 5A4, 3.500%, 9/27/2035 (a)(e)	7,542,577	7,694,688
Credit Suisse Mortgage Trust, Series 2011-5R, Class 6A, 3.971%, 11/30/2037 (a)(e)	15,251,605	12,853,199
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.854% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(b)	4,447,482	4,360,752
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 4.416%, 7/27/2035 (a)(e)	6,839,520	5,962,140
Credit Suisse Mortgage Trust, Series 2017-HD, Class E, 5.975% (1 Month LIBOR USD + 3.650%), 2/18/2031 (a)(b)	8,000,000	8,030,792
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class AS, 3.849%, 6/15/2057 (e)	4,500,000	4,803,322
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A1, 2.966% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	2,471,002	1,665,117
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A3, 6.000%, 5/25/2036	1,615,150	1,437,640
CSMC Mortgage-Backed Trust, Series 2006-9, Class 2A1, 5.500%, 11/25/2036	783,520	754,243
CSMC Trust, Series 2017-PFHP, Class G, 8.475% (1 Month LIBOR USD + 6.150%), 12/15/2030 (a)(b)	5,500,000	5,562,089
CSMC Trust, Series 2018-RPL2, Class A2, 4.266%, 8/25/2062 (a)(e)	24,800,000	25,026,672
CSMC Trust, Series 2018-RPL3, 3.535%, 7/25/2050 (a)(e)	14,923,816	13,564,361
CSMC Trust, Series 2018-RPL8, Class A2, 4.205%, 7/25/2058 (a)(e)(f)(g)	17,000,000	17,091,868
CSMC Trust, Series 2019-RPL2, Class A1, 4.340%, 11/25/2058 (a)	19,623,100	19,711,522
CSMCM Trust, Series 2018-RPL1, Class CERT, 3.145%, 7/25/2057 (a)(e)(f)(g)	18,328,355	15,794,772
CSMCM Trust, Series 2018-SP3, Class CERT, 3.642%, 10/25/2058 (a)(e)(g)	20,782,890	20,105,222
CSWF Trust, Series 2018-TOP, Class F, 5.075% (1 Month LIBOR USD + 2.750%), 8/15/2035 (a)(b)	6,100,000	6,145,829
CSWF Trust, Series 2018-TOP, Class G, 5.575% (1 Month LIBOR USD + 3.250%), 8/15/2035 (a)(b)	7,750,000	7,742,389
CSWF Trust, Series 2018-TOP, Class H, 5.738% (1 Month LIBOR USD + 3.413%), 8/15/2035 (a)(b)	4,750,000	4,684,032
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4P1A, 2.645% (1 Month LIBOR USD + 0.320%), 3/15/2034 (a)(b)	2,875,211	2,860,142
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5A1A, 2.555% (1 Month LIBOR USD + 0.230%), 4/15/2035 (a)(b)	9,873,083	9,686,274
CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 1A, 2.505% (1 Month LIBOR USD + 0.180%), 5/15/2036 (b)	23,788,171	23,463,368
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 4.325% (1 Month LIBOR USD + 2.000%), 5/15/2035 (a)(b)	4,176,625	4,202,487
DBWF Mortgage Trust, Series 2018-GLKS, Class E, 5.316% (1 Month LIBOR USD + 3.018%), 12/19/2030 (a)(b)	3,000,000	3,027,813
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3, 3.485%, 12/26/2046 (a)(e)	333,508	334,934
Deephaven Residential Mortgage Trust, Series 2017-1A, Class M1, 4.498%, 12/26/2046 (a)(e)	3,250,000	3,280,004
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A3, 2.708%, 6/25/2047 (a)(e)	1,361,758	1,376,994
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (a)(e)	6,050,570	6,090,213
Deephaven Residential Mortgage Trust, Series 2017-2A, Class M1, 3.897%, 6/25/2047 (a)(e)	5,077,154	5,163,237
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/2047 (a)(e)	1,865,177	1,874,736
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (a)(e)	1,729,894	1,761,255
Deephaven Residential Mortgage Trust, Series 2017-3A, Class M1, 3.511%, 10/25/2047 (a)(e)	3,830,165	3,872,220
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, 3.027%, 12/25/2057 (a)(e)	778,280	783,967
Deephaven Residential Mortgage Trust, Series 2018-1A, Class B1, 4.340%, 12/25/2057 (a)(e)	5,400,000	5,385,037
Deephaven Residential Mortgage Trust, Series 2018-2A, Class B1, 4.776%, 4/25/2058 (a)(e)	3,178,762	3,197,313

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Deephaven Residential Mortgage Trust, Series 2018-2A, Class M1, 4.375%, 4/25/2058 (a)(e)	$2,628,524	$2,679,741
Deephaven Residential Mortgage Trust, Series 2018-4A, Class B2, 6.125%, 10/25/2058 (a)(e)	6,710,000	6,806,000
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A2, 3.897%, 1/25/2059 (a)(e)	959,299	965,811
Deephaven Residential Mortgage Trust, Series 2019-1A, Class B1, 5.252%, 1/25/2059 (a)(e)	7,162,000	7,216,052
Deephaven Residential Mortgage Trust, Series 2019-1A, Class B2, 6.037%, 1/25/2059 (a)(e)	5,500,000	5,541,102
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, 3.558%, 4/25/2059 (a)(e)	9,325,275	9,419,097
Deephaven Residential Mortgage Trust, Series 2019-3A, Class B1, 4.258%, 7/25/2059 (a)(e)	3,000,000	3,005,385
Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	428,879	359,743
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 2.401% (1 Month LIBOR USD + 0.135%), 3/25/2037 (b)	1,379,436	1,339,380
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A5, 2.766% (1 Month LIBOR USD + 0.500%), 4/25/2035 (b)	621,728	602,254
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	2,847,770	2,454,772
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	725,494	719,982
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 2.576% (1 Month LIBOR USD + 0.310%), 8/25/2035 (b)	3,768,924	3,448,237
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 1A3, 2.596% (1 Month LIBOR USD + 0.330%), 2/25/2036 (b)	22,310,376	21,824,367
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 4.254%, 2/25/2036 (e)	899,056	818,197
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 2.386% (1 Month LIBOR USD + 0.120%), 8/25/2036 (b)	2,482,963	2,411,950
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 2.456% (1 Month LIBOR USD + 0.190%), 12/25/2036 (b)(m)	20,695,830	12,630,831
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A4, 2.436% (1 Month LIBOR USD + 0.170%), 2/25/2037 (b)	1,615,141	1,588,486
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A6, 2.456% (1 Month LIBOR USD + 0.190%), 2/25/2037 (b)	2,561,235	2,355,038
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-OA1, Class A1, 2.466% (1 Month LIBOR USD + 0.200%), 2/25/2047 (b)	10,634,596	10,222,314
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class A1, 2.566% (1 Month LIBOR USD + 0.300%), 4/25/2037 (b)	19,669,257	13,869,363
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (c)	920,291	660,090
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 2.446% (1 Month LIBOR USD + 0.180%), 1/25/2047 (b)	693,571	639,423
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A5, 2.506% (1 Month LIBOR USD + 0.240%), 1/25/2047 (b)	4,038,556	3,522,061
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 2.416% (1 Month LIBOR USD + 0.150%), 3/25/2037 (b)	13,861,685	13,230,091
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A4, 2.616% (1 Month LIBOR USD + 0.350%), 6/25/2037 (b)	27,716,772	24,740,822
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A5, 2.466% (1 Month LIBOR USD + 0.200%), 6/25/2037 (b)	20,313,355	18,738,177
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A3, 2.426% (1 Month LIBOR USD + 0.160%), 3/25/2037 (b)(m)	21,934,502	15,553,251

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 2.506% (1 Month LIBOR USD + 0.240%), 3/25/2037 (b)	$74,705,946	$9,825,774
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA1, Class A1, 2.416% (1 Month LIBOR USD + 0.150%), 2/25/2047 (b)	9,752,058	8,175,735
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 2.456% (1 Month LIBOR USD + 0.190%), 8/25/2047 (b)	10,980,770	10,689,088
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 2.396% (1 Month LIBOR USD + 0.130%), 8/25/2047 (b)	9,985,091	9,556,561
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 2.466% (1 Month LIBOR USD + 0.200%), 8/25/2047 (b)(m)	18,912,557	18,293,568
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A4, 2.476% (1 Month LIBOR USD + 0.210%), 8/25/2047 (b)	31,234,769	30,523,616
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 2.466% (1 Month LIBOR USD + 0.200%), 8/25/2047 (b)	2,238,128	2,135,987
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2D, 5.720%, 2/25/2036 (e)	6,347,424	6,388,536
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.288%, 6/25/2036 (e)	638,261	631,942
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 5.288%, 6/25/2036 (e)	2,839,785	2,806,585
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.288%, 6/25/2036 (e)	896,056	884,938
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 5.288%, 6/25/2036 (d)	621,393	601,665
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.288%, 6/25/2036 (e)	5,296,562	5,197,119
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (e)	336,654	314,240
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (e)	3,364,388	3,139,704
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (d)	326,370	304,013
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (d)	10,277,564	9,991,786
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.821%, 6/27/2037 (a)(e)(m)	23,511,591	24,254,674
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 3.118% (1 Month LIBOR USD + 0.820%), 9/19/2044 (b)	1,549,709	1,532,969
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 1.084%, 9/19/2044 (e)(g)	29,960,208	1,011,367
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 1.022%, 1/19/2045 (e)(f)(g)	27,036,131	406,732
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 2.568% (1 Month LIBOR USD + 0.270%), 3/19/2045 (b)(m)	31,677,760	30,154,028
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (e)	1,000,000	9,328
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 1.225%, 3/19/2045 (e)(f)(g)	50,412,872	1,250,592
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 2.508% (1 Month LIBOR USD + 0.210%), 6/19/2045 (b)	7,121,743	7,024,453
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 2.518% (1 Month LIBOR USD + 0.220%), 6/19/2045 (b)	4,983,972	4,858,381
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	501,260

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 2.558% (1 Month LIBOR USD + 0.260%), 8/19/2045 (b)	$296,108	$264,057
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 2.558% (1 Month LIBOR USD + 0.260%), 8/19/2045 (b)	2,410,489	2,385,951
DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 2.628% (1 Month LIBOR USD + 0.330%), 9/19/2045 (b)	13,732,236	11,518,902
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 3.429% (12 Month US Treasury Average + 0.920%), 3/19/2046 (b)	16,905,564	16,009,011
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 2.488% (1 Month LIBOR USD + 0.190%), 10/19/2036 (b)	18,069,989	16,208,201
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 2.498% (1 Month LIBOR USD + 0.200%), 10/19/2036 (b)	27,618,722	25,207,967
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 2.438% (1 Month LIBOR USD + 0.140%), 3/19/2037 (b)(m)	53,258,257	49,881,151
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 2.438% (1 Month LIBOR USD + 0.140%), 3/19/2037 (b)(m)	39,600,856	37,628,020
Ellington Financial Mortgage Trust, Series 2017-1, Class A1, 2.687%, 10/25/2047 (a)(e)	3,918,287	3,937,055
Ellington Financial Mortgage Trust, Series 2017-1, Class B1, 5.178%, 10/25/2047 (a)(e)	4,560,564	4,570,196
Ellington Financial Mortgage Trust, Series 2018-1, Class AFLA, 3.016% (1 Month LIBOR USD + 0.750%), 10/25/2058 (a)(b)	1,588,455	1,592,727
Ellington Financial Mortgage Trust, Series 2018-1, Class AFLB, 3.166% (1 Month LIBOR USD + 0.900%), 10/25/2058 (a)(b)	10,543,628	10,571,980
Ellington Financial Mortgage Trust, Series 2018-1, Class B1, 5.574%, 10/25/2058 (a)(e)	6,416,080	6,433,333
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 6.766% (1 Month LIBOR USD + 4.500%), 2/26/2024 (b)	5,000,000	5,553,130
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 6.416% (1 Month LIBOR USD + 4.150%), 1/27/2025 (b)	3,329,107	3,477,039
Federal Home Loan Mortgage Corp., Series 2015-DNA3, Class M3, 6.966% (1 Month LIBOR USD + 4.700%), 4/25/2028 (b)	2,000,000	2,222,242
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 6.066% (1 Month LIBOR USD + 3.800%), 3/25/2025 (b)	1,432,369	1,482,748
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, 4.916% (1 Month LIBOR USD + 2.650%), 3/27/2028 (b)	584,964	589,906
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M3, 6.966% (1 Month LIBOR USD + 4.700%), 3/27/2028 (b)	6,000,000	6,482,454
Federal Home Loan Mortgage Corp., Series 2015-HQA2, Class M2, 5.066% (1 Month LIBOR USD + 2.800%), 5/25/2028 (b)	965,702	979,025
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M2, 4.466% (1 Month LIBOR USD + 2.200%), 10/25/2028 (b)	566,536	568,237
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M2, 5.016% (1 Month LIBOR USD + 2.750%), 9/25/2028 (b)	1,189,531	1,200,878
Federal Home Loan Mortgage Corp., Series 2016-HQA3, Class M3, 6.116% (1 Month LIBOR USD + 3.850%), 3/26/2029 (b)	3,900,000	4,179,244
Federal Home Loan Mortgage Corp., Series 2016-K58, Class B, 3.739%, 9/25/2049 (a)(e)	5,000,000	5,179,825
Federal Home Loan Mortgage Corp., Series 2016-KF14, Class B, 11.198% (1 Month LIBOR USD + 8.800%), 1/25/2023 (a)(b)	1,514,756	1,618,769
Federal Home Loan Mortgage Corp., Series 2017-DNA3, Class M2, 4.766% (1 Month LIBOR USD + 2.500%), 3/25/2030 (b)	10,750,000	10,985,533
Federal Home Loan Mortgage Corp., Series 2017-HQA3, Class M2, 4.616% (1 Month LIBOR USD + 2.350%), 4/25/2030 (b)	3,000,000	3,039,003

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Federal Home Loan Mortgage Corp., Series 2017-K62, Class B, 3.875%, 1/25/2050 (a)(e)	$7,940,000	$8,294,632
Federal Home Loan Mortgage Corp., Series 2017-K728, Class B, 3.647%, 11/25/2050 (a)(e)	4,200,000	4,278,670
Federal Home Loan Mortgage Corp., Series 2017-KF28, Class B, 6.398% (1 Month LIBOR USD + 4.000%), 1/25/2024 (a)(b)	1,128,679	1,160,870
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 4.948% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(b)	1,879,708	1,912,845
Federal Home Loan Mortgage Corp., Series 2017-KF36, Class B, 5.048% (1 Month LIBOR USD + 2.650%), 8/25/2024 (a)(b)	4,292,398	4,393,398
Federal Home Loan Mortgage Corp., Series 2017-KF40, Class B, 5.098% (1 Month LIBOR USD + 2.700%), 11/25/2027 (a)(b)	2,632,788	2,684,788
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1, 3.856%, 5/25/2047 (a)(e)	6,860,823	6,988,420
Federal Home Loan Mortgage Corp., Series 2018-HQA1, Class M2, 4.566% (1 Month LIBOR USD + 2.300%), 9/25/2030 (b)	7,800,000	7,844,429
Federal Home Loan Mortgage Corp., Series 2018-K731, Class B, 3.910%, 4/25/2051 (a)(e)	8,750,000	9,060,502
Federal Home Loan Mortgage Corp., Series 2018-KF42, Class B, 4.598% (1 Month LIBOR USD + 2.200%), 12/25/2024 (a)(b)	4,432,296	4,446,059
Federal Home Loan Mortgage Corp., Series 2018-KF44, Class B, 4.548% (1 Month LIBOR USD + 2.150%), 2/25/2025 (a)(b)	4,266,356	4,282,653
Federal Home Loan Mortgage Corp., Series 2018-KR07, Class B, 4.081%, 9/25/2028 (a)(e)	2,250,000	2,148,253
Federal Home Loan Mortgage Corp., Series 2019-735, Class C, 4.157%, 5/25/2052 (a)(e)	5,774,000	5,863,595
Federal Home Loan Mortgage Corp., Series 2019-DNA1, Class M1, 3.304% (1 Month LIBOR USD + 0.900%), 1/25/2049 (a)(b)	3,478,040	3,492,387
Federal Home Loan Mortgage Corp., Series 2019-KF64, Class B, 4.698% (1 Month LIBOR USD + 2.300%), 6/25/2026 (a)(b)	5,000,000	5,000,000
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 7.266% (1 Month LIBOR USD + 5.000%), 11/25/2024 (b)	2,851,939	3,107,473
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 7.266% (1 Month LIBOR USD + 5.000%), 7/25/2025 (b)	2,608,422	2,852,038
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 7.816% (1 Month LIBOR USD + 5.550%), 4/25/2028 (b)	2,695,943	2,917,107
Federal National Mortgage Association, Series 2016-C04, Class 1M1, 3.716% (1 Month LIBOR USD + 1.450%), 1/25/2029 (b)	981,359	984,869
Federal National Mortgage Association, Series 2016-C05, Class 2M2, 6.716% (1 Month LIBOR USD + 4.450%), 1/25/2029 (b)	7,776,532	8,283,539
Federal National Mortgage Association, Series 2016-C06, Class 1M1, 3.566% (1 Month LIBOR USD + 1.300%), 4/25/2029 (b)	2,706,160	2,718,273
Federal National Mortgage Association, Series 2016-K58, Class B, 3.020%, 12/1/2027	7,522,000	7,900,981
Federal National Mortgage Association, Series 2017-C02, Class 2M1, 3.416% (1 Month LIBOR USD + 1.150%), 9/25/2029 (b)	809,782	812,015
Federal National Mortgage Association, Series 2017-C02, Class 2M2, 5.916% (1 Month LIBOR USD + 3.650%), 9/25/2029 (b)	1,150,000	1,219,427
Federal National Mortgage Association, Series 2017-C03, Class 1M2, 5.266% (1 Month LIBOR USD + 3.000%), 10/25/2029 (b)	8,500,000	8,892,845
Federal National Mortgage Association, Series 2017-C04, Class 2M1, 3.116% (1 Month LIBOR USD + 0.850%), 11/26/2029 (b)	1,487,268	1,489,957
Federal National Mortgage Association, Series 2017-C04, Class 2M2, 5.116% (1 Month LIBOR USD + 2.850%), 11/26/2029 (b)	5,900,000	6,097,520
Federal National Mortgage Association, Series 2017-C07, Class 1M2, 4.666% (1 Month LIBOR USD + 2.400%), 5/28/2030 (b)	5,000,000	5,076,915

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association, Series 2017-C07, Class 2M2, 4.766% (1 Month LIBOR USD + 2.500%), 5/28/2030 (b)	$4,750,000	$4,822,894
Federal National Mortgage Association, Series 2018-C01, Class 1M2, 4.516% (1 Month LIBOR USD + 2.250%), 7/25/2030 (b)	12,978,000	13,133,256
Federal National Mortgage Association, Series 2018-C02, Class 2B1, 6.266% (1 Month LIBOR USD + 4.000%), 8/26/2030 (b)	8,500,000	8,924,413
Federal National Mortgage Association, Series 2018-C02, Class 2M1, 2.916% (1 Month LIBOR USD + 0.650%), 8/26/2030 (b)	2,089,817	2,092,605
Federal National Mortgage Association, Series 2018-C02, Class 2M2, 4.466% (1 Month LIBOR USD + 2.200%), 8/26/2030 (b)	12,151,108	12,224,112
Federal National Mortgage Association, Series 2018-C03, Class 1M2, 4.416% (1 Month LIBOR USD + 2.150%), 10/25/2030 (b)	9,600,000	9,664,963
Federal National Mortgage Association, Series 2018-C04, Class 2M2, 4.816% (1 Month LIBOR USD + 2.550%), 12/26/2030 (b)	7,000,000	7,150,017
Federal National Mortgage Association, Series 2018-C05, Class 1M2, 4.616% (1 Month LIBOR USD + 2.350%), 1/27/2031 (b)	3,361,499	3,401,027
Federal National Mortgage Association, Series 2018-C06, Class 2B1, 6.366% (1 Month LIBOR USD + 4.100%), 3/25/2031 (b)	2,700,000	2,819,996
Federal National Mortgage Association, Series 2018-C06, Class 2M2, 4.366% (1 Month LIBOR USD + 2.100%), 3/25/2031 (b)	7,900,000	7,934,902
Federal National Mortgage Association, Series 2019-KF64, Class B, 3.410%, 5/1/2028	9,000,000	9,382,905
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375%, 9/25/2028 (a)(e)	1,013,579	1,018,622
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 4.222%, 11/25/2035 (e)	2,459,961	2,261,049
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	11,724	10,436
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 4.064%, 5/25/2036 (e)	898,063	826,596
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	308,926	256,155
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 2.766% (1 Month LIBOR USD + 0.500%), 4/25/2036 (b)	5,217,934	3,177,336
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A13, 6.000%, 7/25/2036	1,957,608	1,676,544
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A2, 6.000%, 7/25/2036	1,902,738	1,629,553
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A3, 6.000%, 7/25/2036	10,128,693	8,361,732
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA5, Class A9, 7.000%, 11/25/2037	11,763,057	7,840,136
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 4.661%, 9/25/2035 (e)	109,357	102,136
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 2.966% (1 Month LIBOR USD + 0.700%), 10/25/2048 (a)(b)	3,789,369	3,784,792
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 2.778% (1 Month LIBOR USD + 0.480%), 8/19/2034 (b)	3,924	3,911
Fremont Home Loan Trust, Series 2006-D, Class 1A1, 2.406% (1 Month LIBOR USD + 0.140%), 11/25/2036 (b)	1,407,962	1,007,265
FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110%, 6/25/2049 (a)(e)	5,879,300	5,874,168

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(e)	$12,115,163	$12,355,528
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 4.085%, 9/19/2035 (e)	211,700	202,620
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 4.210%, 4/19/2036 (e)	1,246,756	1,170,404
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 2.886% (1 Month LIBOR USD + 0.620%), 10/25/2045 (b)	2,101,461	1,953,728
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 2.446% (1 Month LIBOR USD + 0.180%), 1/25/2037 (b)	8,268,533	7,791,803
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 2.426% (1 Month LIBOR USD + 0.160%), 2/25/2037 (b)	1,699,270	1,703,536
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A3, 2.496% (1 Month LIBOR USD + 0.230%), 2/25/2037 (b)	18,464,445	16,465,706
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 2.466% (1 Month LIBOR USD + 0.200%), 5/25/2037 (b)	5,892,188	5,747,541
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 2.486% (1 Month LIBOR USD + 0.220%), 6/25/2037 (b)	4,976,776	4,855,228
GreenPoint MTA Trust, Series 2005-AR1, Class X1, 1.337%, 6/25/2045 (e)(f)(g)	12,575,147	536,418
GreenPoint MTA Trust, Series 2005-AR3, Class X1, 1.474%, 8/25/2045 (e)(f)(g)	36,041,693	2,382,716
GS Mortgage Securities Corp. II, Series 2018-RIVR, Class G, 4.925% (1 Month LIBOR USD + 2.600%), 7/16/2035 (a)(b)	5,300,000	5,282,849
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class F, 4.591%, 10/12/2032 (a)(e)	11,000,000	10,782,959
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class G, 4.591%, 10/12/2032 (a)(e)	3,400,000	3,214,859
GS Mortgage Securities Corp. Trust, Series 2018-RIVR, Class D, 3.659% (1 Month LIBOR USD + 1.334%), 7/16/2035 (a)(b)	7,100,000	7,018,307
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 3.225% (1 Month LIBOR USD + 0.900%), 7/15/2031 (a)(b)	250,000	249,975
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 6.250% (1 Month LIBOR USD + 3.925%), 7/15/2031 (a)(b)	32,000	32,128
GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.691%, 6/12/2047 (e)	293,000	306,996
GS Mortgage Securities Trust, Series 2014-GC24, Class D, 4.533%, 9/12/2047 (a)(e)(m)	12,000,000	10,116,324
GS Mortgage Securities Trust, Series 2014-GC24, Class G, 4.529%, 9/12/2047 (e)	200,000	185,867
GS Mortgage Securities Trust, Series 2018-HART, Class D, 4.525% (1 Month LIBOR USD + 2.200%), 10/15/2031 (a)(b)	4,250,000	4,255,491
GS Mortgage Securities Trust, Series 2018-HART, Class E, 5.075% (1 Month LIBOR USD + 2.750%), 10/15/2031 (a)(b)	7,300,000	7,318,199
GS Mortgage Securities Trust, Series 2018-HART, Class F, 6.225% (1 Month LIBOR USD + 3.900%), 10/15/2031 (a)(b)	1,250,000	1,249,141
GS Mortgage-Backed Securities Corp Trust, Series 2019-PJ2, Class A6, 4.000%, 11/25/2049 (a)(e)	28,000,000	28,649,656
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 2.516% (1 Month LIBOR USD + 0.250%), 12/25/2035 (b)	1,876,926	1,467,765
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 2.616% (1 Month LIBOR USD + 0.350%), 12/25/2035 (b)	5,535,274	5,236,607
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 2.516% (1 Month LIBOR USD + 0.250%), 1/25/2036 (b)	2,829,675	1,863,208
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (e)	11,368,190	5,676,012
GSAA Home Equity Trust, Series 2006-16, Class A2, 2.436% (1 Month LIBOR USD + 0.170%), 10/25/2036 (b)	1,847,518	930,835
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (e)	8,300,018	4,456,047
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 2.446% (1 Month LIBOR USD + 0.180%), 1/25/2037 (b)	14,276,432	7,951,816

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
GSAA Home Equity Trust, Series 2006-20, Class A4A, 2.496% (1 Month LIBOR USD + 0.230%), 1/25/2037 (b)	$3,762,893	$2,546,406
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 2.436% (1 Month LIBOR USD + 0.170%), 2/25/2037 (b)	2,381,267	1,232,160
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	2,826,043	2,265,096
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (d)	2,442,523	1,223,196
GSAA Home Equity Trust, Series 2007-4, Class A2, 2.466% (1 Month LIBOR USD + 0.200%), 3/25/2037 (b)	1,575,258	828,129
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (d)	6,127,731	4,036,606
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 2.386% (1 Month LIBOR USD + 0.120%), 5/25/2037 (b)	5,870,586	5,576,969
GSAA Resecuritization Mortgage Trust, Series 2005-R1, Class 1A1, 2.766% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)(b)	1,835,450	1,505,849
GSAA Trust, Series 2007-3, Class 1A1A, 2.336% (1 Month LIBOR USD + 0.070%), 3/25/2037 (b)	8,574,065	6,378,024
GSAMP Trust, Series 2007-FM2, Class A2D, 2.506% (1 Month LIBOR USD + 0.240%), 1/25/2037 (b)	24,850,210	18,322,284
GSMSC Resecuritization Trust, Series 2014-3R, Class 1B, 2.584% (1 Month LIBOR USD + 0.180%), 11/26/2036 (a)(b)	10,105,055	7,046,902
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 2.540% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	5,286,320
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 2.540% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	5,171,255
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 2.540% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,788,829
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 2.540% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,709,149	3,923,162
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 2.766% (1 Month LIBOR USD + 0.500%), 7/25/2035 (b)	1,140,711	1,127,107
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 4.961%, 5/25/2035 (e)	2,348,597	2,361,951
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 4.464%, 5/25/2035 (e)	1,819,585	1,833,359
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.319%, 10/25/2035 (e)	1,310,967	1,105,752
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	1,705,929	1,504,652
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	502,933	435,876
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	570,500	544,240
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	12,398,271	11,866,905
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 2.566% (1 Month LIBOR USD + 0.300%), 4/25/2037 (b)	7,128,477	3,546,268
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 4.153%, 3/25/2037 (e)	9,486,821	9,023,940
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 0.900%, 1/19/2035 (e)(f)(g)	10,587,948	219,403
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (e)(f)(g)	3,383,780	43,299
HarborView Mortgage Loan Trust, Series 2004-8, Class 2A4A, 3.098% (1 Month LIBOR USD + 0.800%), 11/19/2034 (b)	329,715	324,514
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 3.078% (1 Month LIBOR USD + 0.780%), 12/19/2034 (b)	4,293,281	3,990,661
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 0.664%, 3/19/2035 (e)(f)(g)	13,086,264	683,247
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 0.942%, 8/19/2045 (e)(f)(g)	17,630,510	612,572
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 0.051%, 10/19/2035 (e)(g)	13,636,951	569,329
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 0.162%, 2/19/2036 (e)(f)(g)	24,046,991	404,879
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 2.542% (1 Month LIBOR USD + 0.270%), 10/20/2045 (b)	4,093,706	4,042,457

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 4.509% (12 Month US Treasury Average + 2.000%), 10/20/2045 (b)	$6,103,575	$6,034,519
HarborView Mortgage Loan Trust, Series 2005-15, Class X1, 1.246%, 10/20/2045 (e)(g)	10,213,977	513,303
HarborView Mortgage Loan Trust, Series 2005-16, Class 3A1A, 2.798% (1 Month LIBOR USD + 0.500%), 1/19/2036 (b)	1,518,120	1,293,493
HarborView Mortgage Loan Trust, Series 2005-16, Class X3, 1.175%, 1/19/2036 (e)(g)	12,827,071	752,898
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 1.140%, 6/19/2035 (e)(g)	97,372,128	3,968,206
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 4.416%, 7/19/2035 (e)	1,425,898	1,355,864
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 4.009% (12 Month US Treasury Average + 1.500%), 9/19/2035 (b)	3,041,137	2,846,486
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 2.478% (1 Month LIBOR USD + 0.180%), 11/19/2036 (b)(m)	30,361,016	29,416,333
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 2.468% (1 Month LIBOR USD + 0.170%), 12/19/2036 (b)	3,966,314	3,659,016
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A13, 2.538% (1 Month LIBOR USD + 0.240%), 12/19/2036 (b)	1,777,026	1,665,971
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 2.488% (1 Month LIBOR USD + 0.190%), 12/19/2036 (b)(m)	44,287,606	43,401,677
HarborView Mortgage Loan Trust, Series 2006-13, Class A, 2.478% (1 Month LIBOR USD + 0.180%), 11/19/2046 (b)	10,159,318	9,277,479
HarborView Mortgage Loan Trust, Series 2006-13, Class X, 1.189%, 6/19/2036 (e)(g)	24,153,549	657,653
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 2.448% (1 Month LIBOR USD + 0.150%), 2/19/2037 (b)	26,555,776	25,059,969
HarborView Mortgage Loan Trust, Series 2006-4, Class X1, 1.240%, 5/19/2046 (e)(g)	72,321,361	4,328,506
HarborView Mortgage Loan Trust, Series 2006-5, Class X2, 1.164%, 7/19/2046 (e)(g)	20,008,712	1,054,259
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 3.359% (12 Month US Treasury Average + 0.850%), 12/19/2036 (b)	10,369,434	9,939,414
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 2.428% (1 Month LIBOR USD + 0.130%), 3/19/2037 (b)	20,131,515	19,333,783
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 2.426% (1 Month LIBOR USD + 0.160%), 4/25/2037 (b)(m)	25,794,011	23,505,463
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 2.498% (1 Month LIBOR USD + 0.200%), 5/19/2037 (b)(m)	41,866,040	40,764,502
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 2.488% (1 Month LIBOR USD + 0.190%), 9/19/2037 (b)	7,321,122	7,041,777
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 2.498% (1 Month LIBOR USD + 0.200%), 8/19/2037 (b)(m)	26,978,378	25,126,420
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 2.488% (1 Month LIBOR USD + 0.190%), 8/19/2037 (b)	2,813,155	2,756,799
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 3.266% (1 Month LIBOR USD + 1.000%), 10/25/2037 (b)	24,949,904	23,317,681
Headlands Residential, Series 2019-RPL1, Class NOTE, 3.967%, 6/25/2024 (a)(d)	3,000,000	2,995,428
HMH Trust, Series 2017-NSS, Class E, 6.292%, 7/5/2031 (a)	7,100,000	7,468,838
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV2, 2.426% (1 Month LIBOR USD + 0.160%), 4/25/2037 (b)	314,916	317,131
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 2.516% (1 Month LIBOR USD + 0.250%), 3/25/2035 (b)	9,605,707	8,884,492
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 2.576% (1 Month LIBOR USD + 0.310%), 3/25/2035 (b)	381,846	342,061

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 2.506% (1 Month LIBOR USD + 0.240%), 7/25/2035 (b)(m)	$1,828,585	$1,829,843
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 2.596% (1 Month LIBOR USD + 0.330%), 10/25/2035 (b)	1,137,861	1,136,020
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 2.526% (1 Month LIBOR USD + 0.260%), 1/25/2036 (b)	5,434,961	5,401,781
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 4.085%, 4/25/2037 (e)	8,332,560	7,749,622
HomeBanc Mortgage Trust, Series 2006-2, Class A1, 2.446% (1 Month LIBOR USD + 0.180%), 12/25/2036 (b)	1,018,041	1,008,334
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 2.486% (1 Month LIBOR USD + 0.220%), 12/25/2036 (b)	2,543,497	2,532,361
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, 3.766%, 6/25/2048 (a)(e)	2,198,799	2,228,800
Homeward Opportunities Fund I Trust, Series 2018-1, Class A3, 3.999%, 6/25/2048 (a)(e)	879,520	885,689
Homeward Opportunities Fund I Trust, Series 2018-1, Class B1, 5.295%, 6/25/2048 (a)(e)	3,964,213	3,992,018
Homeward Opportunities Fund I Trust, Series 2019-1, Class A2, 3.556%, 1/25/2059 (a)(e)	27,601,645	27,951,164
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1, 4.800%, 1/25/2059 (a)(e)	3,761,000	3,808,870
Homeward Opportunities Fund I Trust, Series 2019-1, Class M1, 3.951%, 1/25/2059 (a)(e)	14,500,000	14,683,672
HPLY Trust, Series 2019-HIT, Class E, 4.675% (1 Month LIBOR USD + 2.350%), 11/17/2036 (a)(b)	10,000,000	10,100,190
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 4.515%, 1/25/2037 (e)	972,585	884,032
IMPAC CMB Trust, Series 2004-10, Class 3A1, 2.966% (1 Month LIBOR USD + 0.700%), 3/25/2035 (b)	544,123	521,628
IMPAC CMB Trust, Series 2004-4, Class 1A1, 2.906% (1 Month LIBOR USD + 0.640%), 9/25/2034 (b)	3,763,116	3,741,387
IMPAC CMB Trust, Series 2004-6, Class 1A2, 3.046% (1 Month LIBOR USD + 0.780%), 10/25/2034 (b)	4,062,859	4,034,691
IMPAC CMB Trust, Series 2005-3, Class A1, 2.746% (1 Month LIBOR USD + 0.480%), 8/25/2035 (b)	10,785,494	10,376,346
IMPAC CMB Trust, Series 2005-3, Class A3, 2.626% (1 Month LIBOR USD + 0.360%), 8/25/2035 (b)	9,851,458	9,572,258
IMPAC CMB Trust, Series 2005-6, Class 1A1, 2.766% (1 Month LIBOR USD + 0.500%), 10/25/2035 (b)	31,102,836	30,735,604
IMPAC CMB Trust, Series 2005-6, Class 1A2, 2.546% (1 Month LIBOR USD + 0.280%), 10/25/2035 (b)	3,306,446	3,242,559
IMPAC CMB Trust, Series 2005-7, Class A1, 2.786% (1 Month LIBOR USD + 0.520%), 11/25/2035 (b)(m)	27,642,458	26,493,113
IMPAC CMB Trust, Series 2005-7, Class A2, 2.546% (1 Month LIBOR USD + 0.280%), 11/25/2035 (b)	3,303,611	3,058,784
IMPAC CMB Trust, Series 2007-A, Class A, 2.766% (1 Month LIBOR USD + 0.500%), 5/25/2037 (a)(b)	1,874,857	1,857,726
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 2.696% (1 Month LIBOR USD + 0.430%), 3/25/2036 (b)	1,167,116	1,023,113
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 2.436% (1 Month LIBOR USD + 0.170%), 8/25/2036 (b)	12,586,060	10,924,662
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 2.546% (1 Month LIBOR USD + 0.280%), 8/25/2036 (b)	5,411,526	4,663,999
IMPAC Secured Assets Trust, Series 2006-3, Class A1, 2.436% (1 Month LIBOR USD + 0.170%), 11/25/2036 (b)	13,959,761	13,350,445
IMPAC Secured Assets Trust, Series 2006-3, Class A7, 2.536% (1 Month LIBOR USD + 0.270%), 11/25/2036 (b)	17,525,369	13,120,175

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 2.456% (1 Month LIBOR USD + 0.190%), 1/25/2037 (b)	$13,227,139	$11,277,498
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 2.426% (1 Month LIBOR USD + 0.160%), 3/25/2037 (b)	4,325,357	4,068,136
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 2.646% (1 Month LIBOR USD + 0.380%), 5/25/2037 (b)	9,830,340	8,644,211
IndyMac Index Mortgage Loan Trust, Series 2004-AR14, Class 1A1B, 3.126% (1 Month LIBOR USD + 0.860%), 1/25/2035 (b)	432	4
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 3.805%, 6/25/2034 (e)(f)(g)	18,227,932	10,530,131
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 3.066% (1 Month LIBOR USD + 0.800%), 11/25/2034 (b)	745,378	718,108
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 1.250%, 7/25/2045 (e)(f)(g)	25,571,050	1,217,310
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 1.091%, 7/25/2035 (e)(g)	34,503,378	933,489
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 4.155%, 8/25/2035 (e)	3,344,048	2,857,208
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 2.566% (1 Month LIBOR USD + 0.300%), 8/25/2035 (b)	7,304,518	6,986,589
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 0.813%, 8/25/2035 (e)(g)	37,212,247	1,623,868
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 1X, 0.953%, 10/25/2036 (e)(g)	73,595,643	3,672,349
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 2X, 0.332%, 10/25/2036 (e)(g)	51,938,557	1,510,010
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 0.868%, 2/25/2035 (e)(f)(g)	20,213,072	691,004
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 0.786%, 3/25/2035 (e)(f)(g)	26,259,538	1,211,904
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 3.982%, 5/25/2035 (e)	1,670,701	1,608,924
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.746% (1 Month LIBOR USD + 0.480%), 4/25/2035 (b)	2,460,433	2,382,605
IndyMac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 4.385%, 6/25/2035 (e)	2,330,071	2,250,186
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class 2A1A, 2.726% (1 Month LIBOR USD + 0.460%), 5/25/2035 (b)	3,741,837	3,589,675
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 1.110%, 5/25/2035 (e)(g)	4,010,496	131,576
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 3.714%, 7/25/2036 (e)	5,173,156	4,643,808
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A3A, 2.466% (1 Month LIBOR USD + 0.200%), 11/25/2046 (b)	8,489,588	7,900,199
IndyMac Index Mortgage Loan Trust, Series 2006-AR15, Class A2, 2.476% (1 Month LIBOR USD + 0.210%), 7/25/2036 (b)	6,166,629	5,809,600
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 3A1, 3.972%, 8/25/2036 (e)	15,681,430	14,687,196
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 5A2, 3.933%, 8/25/2036 (e)	11,901,404	11,207,969
IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 2.486% (1 Month LIBOR USD + 0.220%), 4/25/2046 (b)	18,620,185	17,627,971
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 3.758%, 9/25/2036 (e)	8,185,376	7,523,392
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 2.466% (1 Month LIBOR USD + 0.200%), 10/25/2036 (b)	5,811,241	5,608,278
IndyMac Index Mortgage Loan Trust, Series 2006-AR31, Class A3, 3.883%, 11/25/2036 (e)	4,570,264	4,558,587
IndyMac Index Mortgage Loan Trust, Series 2006-AR35, Class 2A1A, 2.436% (1 Month LIBOR USD + 0.170%), 1/25/2037 (b)	2,966,421	2,872,670
IndyMac Index Mortgage Loan Trust, Series 2006-AR4, Class A2A, 2.516% (1 Month LIBOR USD + 0.250%), 5/25/2046 (b)	18,075,108	17,108,722
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 3.736%, 6/25/2036 (e)	1,010,017	998,150
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.822%, 6/25/2037 (e)	7,517,074	6,559,466
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 3.560%, 3/25/2037 (e)	1,671,576	1,549,743
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.567%, 7/25/2037 (e)	4,650,377	3,871,481

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 2.416% (1 Month LIBOR USD + 0.150%), 3/25/2047 (b)	$16,894,027	$13,522,165
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 4.474%, 6/25/2037 (e)	969,483	936,675
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A3, 2.626% (1 Month LIBOR USD + 0.360%), 3/25/2047 (b)	10,829,810	9,110,101
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 4.056%, 6/25/2037 (e)	4,733,173	3,741,043
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 1A1, 2.466% (1 Month LIBOR USD + 0.200%), 7/25/2037 (b)(m)	21,181,670	20,027,904
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 2.446% (1 Month LIBOR USD + 0.180%), 7/25/2037 (b)	11,012,696	10,612,538
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 2.446% (1 Month LIBOR USD + 0.180%), 8/25/2037 (b)	5,962,431	5,839,778
InTown Hotel Portfolio Trust, Series 2018-STAY, Class F, 6.175% (1 Month LIBOR USD + 3.850%), 1/18/2033 (a)(b)	7,000,000	7,061,362
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.808%, 1/28/2036 (a)(e)	1,243,107	1,223,681
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 2.536% (1 Month LIBOR USD + 0.270%), 5/25/2036 (b)	2,108,430	2,069,901
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class F, 6.325% (1 Month LIBOR USD + 4.000%), 2/15/2035 (a)(b)	3,250,000	3,288,669
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-MINN, Class E, 4.895% (1 Month LIBOR USD + 2.750%), 11/15/2035 (a)(b)	10,000,000	10,018,730
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 4.320%, 8/25/2035 (e)	14,265	14,237
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 4.401%, 11/25/2035 (e)	2,491,188	2,406,607
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	2,260,110	2,085,200
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 4.411%, 10/25/2036 (e)	1,304,437	1,268,963
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 4.135%, 10/25/2036 (e)	429,790	387,066
JP Morgan Mortgage Trust, Series 2007-A3, Class 1A1, 4.268%, 5/25/2037 (e)	831,327	776,306
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.970%, 6/25/2037 (e)	3,177,325	3,081,446
JP Morgan Mortgage Trust, Series 2019-3, Class A11, 3.216% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(b)	6,327,013	6,357,256
JP Morgan Mortgage Trust, Series 2019-LTV2, Class A11, 3.232% (1 Month LIBOR USD + 0.900%), 12/25/2049 (a)(b)	20,000,000	19,959,556
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class RIM, 4.304%, 9/17/2047 (a)	5,000,000	4,992,450
KNDL Mortgage Trust, Series 2019-KNSQ, Class F, 4.325% (1 Month LIBOR USD + 2.000%), 5/15/2036 (a)(b)	5,000,000	5,012,500
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.306%, 7/15/2040 (e)	2,610,000	2,425,369
LCCM, Series 2017-LC26, Class C, 4.706%, 7/12/2050 (a)(l)	7,500,000	7,945,485
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 4.152% (1 Month LIBOR USD + 1.750%), 1/28/2070 (a)(b)	10,340,474	10,573,796
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A1, 4.000%, 3/25/2058 (a)(d)	9,701,331	9,832,415
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A2, 4.250%, 3/25/2058 (a)(d)	21,378,000	21,297,319
Legacy Mortgage Asset Trust, Series 2018-GS2, Class A1, 4.000%, 4/25/2058 (a)(d)	9,228,739	9,263,412
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A1, 4.000%, 6/25/2058 (a)(d)	11,253,273	11,355,723
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A2, 4.250%, 6/25/2058 (a)(d)	13,000,000	13,131,456
Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.000%, 2/25/2058 (a)(e)	6,916,286	6,968,608
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.000%, 1/25/2059 (a)(d)	18,479,871	18,565,913
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A2, 4.250%, 5/25/2059 (a)(d)	29,957,000	29,418,163
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A2, 4.250%, 5/25/2059 (a)(d)	38,900,000	38,409,292

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.000%, 12/25/2054 (a)(e)	$8,001,617	$8,116,608
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (c)	93,110	78,558
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (c)	63,489	54,425
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.216%, 9/25/2035 (d)	2,161,052	2,127,225
Lehman XS Trust, Series 2006-10N, Class 1A3A, 2.476% (1 Month LIBOR USD + 0.210%), 7/25/2046 (b)	2,900,016	2,812,563
Lehman XS Trust, Series 2006-GP1, Class A3A, 2.496% (1 Month LIBOR USD + 0.230%), 5/25/2046 (b)	9,701,496	9,320,140
Lehman XS Trust, Series 2007-15N, Class 3A1, 2.516% (1 Month LIBOR USD + 0.250%), 8/25/2047 (b)(m)	26,196,840	24,100,516
Lehman XS Trust, Series 2007-4N, Class 1A3, 2.506% (1 Month LIBOR USD + 0.240%), 3/25/2047 (b)(m)	30,802,173	27,484,995
Lehman XS Trust, Series 2007-4N, Class 2AX, 1.395%, 3/25/2047 (e)(g)	42,785,918	2,683,447
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (e)(g)	33,231,625	194,970
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.870%, 3/10/2050 (a)(e)(l)	8,500,000	8,479,966
Luminent Mortgage Trust, Series 2006-1, Class X, 1.021%, 4/25/2036 (e)(f)(g)	48,747,806	1,367,473
Luminent Mortgage Trust, Series 2006-2, Class A1A, 2.466% (1 Month LIBOR USD + 0.200%), 2/25/2046 (b)	11,127,637	10,107,533
Luminent Mortgage Trust, Series 2006-2, Class X, 0.854%, 2/25/2046 (e)(g)	52,868,453	1,180,711
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 2.476% (1 Month LIBOR USD + 0.210%), 5/25/2036 (b)	3,738,045	3,576,808
Luminent Mortgage Trust, Series 2006-5, Class A1A, 2.456% (1 Month LIBOR USD + 0.190%), 7/25/2036 (b)	14,463,019	11,643,193
Luminent Mortgage Trust, Series 2006-5, Class X, 1.160%, 7/25/2036 (e)(g)	46,596,997	1,719,709
Luminent Mortgage Trust, Series 2006-6, Class A1, 2.466% (1 Month LIBOR USD + 0.200%), 10/25/2046 (b)(m)	18,633,662	18,203,019
Luminent Mortgage Trust, Series 2006-6, Class A2B, 2.506% (1 Month LIBOR USD + 0.240%), 10/25/2046 (b)	986,151	927,729
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 2.436% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	20,675,174	20,094,801
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 2.426% (1 Month LIBOR USD + 0.160%), 11/25/2036 (b)	4,219,072	3,924,404
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 2.546% (1 Month LIBOR USD + 0.280%), 5/25/2037 (b)	6,993,598	6,565,044
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 4.505%, 12/25/2034 (e)	14,779	14,534
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 4.691%, 1/25/2035 (e)	155,187	155,750
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 4.473%, 3/25/2035 (e)	652,089	658,843
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 3AX, 0.433%, 7/25/2035 (e)(g)	8,112,853	168,974
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 4.359%, 9/25/2035 (e)	1,559,318	1,534,797
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 3.935% (12 Month LIBOR USD + 1.750%), 12/25/2035 (b)	10,763,094	10,187,355
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.536%, 1/25/2036 (e)	2,288,564	2,300,881
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 2.416% (1 Month LIBOR USD + 0.150%), 3/25/2047 (b)	1,514,279	1,459,289
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (c)	166,297	137,505
MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 8/25/2035	1,935,692	1,625,494
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 2.966% (1 Month LIBOR USD + 0.700%), 2/25/2036 (b)	2,909,983	1,770,192
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	631,209	623,814

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (c)	$11,389	$5,679
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047	18,126,072	14,992,998
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (c)	59,499	50,245
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (c)	2,218	2,057
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.839%, 8/25/2037 (a)(e)	8,414,970	6,645,714
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (a)(e)	2,338,803	2,182,375
Merrill Lynch Alternative Note Asset Trust, Series 2007-A2, Class A3A, 2.376% (1 Month LIBOR USD + 0.110%), 3/25/2037 (b)	17,936,089	8,265,255
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 4.269%, 4/25/2037 (e)	3,119,960	3,012,203
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 2.946% (1 Month LIBOR USD + 0.680%), 4/25/2028 (b)	2,317,422	2,287,650
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 2.726% (1 Month LIBOR USD + 0.460%), 4/25/2029 (b)	798,211	799,397
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 4.457%, 11/25/2035 (e)	9,661,173	9,982,001
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 4.421%, 12/25/2035 (e)	2,540,744	2,530,406
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 4.560%, 5/25/2036 (e)	1,286,892	1,207,102
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 2.426% (1 Month LIBOR USD + 0.160%), 9/25/2037 (b)	8,480,226	6,796,206
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 2.496% (1 Month LIBOR USD + 0.230%), 9/25/2037 (b)	14,834,369	12,016,151
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A1, 2.506% (1 Month LIBOR USD + 0.240%), 3/25/2037 (b)	27,766,775	11,170,240
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class AM, 5.709%, 6/12/2050 (e)	984	988
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A1, 2.326% (1 Month LIBOR USD + 0.060%), 5/25/2037 (b)	7,725,676	7,107,429
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A2, 2.406% (1 Month LIBOR USD + 0.140%), 5/25/2037 (b)	9,760,628	9,196,132
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A3, 2.446% (1 Month LIBOR USD + 0.180%), 5/25/2037 (b)	22,438,225	20,864,273
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A4, 2.516% (1 Month LIBOR USD + 0.250%), 5/25/2037 (b)	3,231,104	3,014,756
Morgan Stanley ABS Capital I Trust, Series 2006-NC4, Class A2C, 2.416% (1 Month LIBOR USD + 0.150%), 6/25/2036 (b)	1,794,379	1,700,023
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.239%, 2/16/2046 (a)(e)	1,000,000	652,807
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class H, 4.239%, 2/16/2046 (a)(e)(f)	10,318,259	4,049,421
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.770%, 6/17/2047 (a)(e)(l)	5,000,000	4,961,070
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.750%, 5/17/2049 (e)(l)	10,400,000	10,957,565
Morgan Stanley Capital I Trust, Series 2016-PSQ, Class C, 3.826%, 1/12/2038 (a)(e)	5,000,000	4,974,110
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class D, 4.525% (1 Month LIBOR USD + 2.200%), 11/15/2034 (a)(b)	4,750,000	4,755,976
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 4.925% (1 Month LIBOR USD + 2.600%), 11/15/2034 (a)(b)	1,750,000	1,756,487
Morgan Stanley Capital I Trust, Series 2017-JWDR, Class E, 5.375% (1 Month LIBOR USD + 3.050%), 11/15/2034 (a)(b)	4,250,000	4,276,601
Morgan Stanley Capital I Trust, Series 2017-JWDR, Class F, 6.375% (1 Month LIBOR USD + 4.050%), 11/15/2034 (a)(b)	4,250,000	4,260,625

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Capital I Trust, Series 2019-PLND, Class F, 5.125% (1 Month LIBOR USD + 2.800%), 5/15/2036 (a)(b)	$5,000,000	$5,050,000
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 2.566% (1 Month LIBOR USD + 0.300%), 3/25/2035 (b)	2,719,484	2,598,247
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 2.546% (1 Month LIBOR USD + 0.280%), 1/25/2036 (b)	1,083,378	856,324
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 4.148%, 7/25/2035 (e)(m)	11,724,844	9,664,613
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 3.682%, 7/25/2035 (e)	4,433,523	4,175,044
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 4.254%, 7/25/2035 (e)	1,104,705	1,061,267
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 4.180%, 11/25/2035 (e)	2,974,621	2,360,061
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 2.556% (1 Month LIBOR USD + 0.290%), 12/25/2035 (b)	3,120,052	2,808,493
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.424%, 8/25/2036 (d)	3,934,023	1,633,914
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.231%, 8/25/2036 (d)	3,156,965	1,311,912
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A2, 6.000%, 8/25/2036	1,111,715	896,717
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	3,377,208	2,796,713
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A1, 2.446% (1 Month LIBOR USD + 0.180%), 10/25/2036 (b)	1,519,837	739,943
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A2, 2.606% (1 Month LIBOR USD + 0.340%), 10/25/2036 (b)	16,260,131	8,538,097
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 2.516% (1 Month LIBOR USD + 0.250%), 3/25/2036 (b)	4,662,068	3,860,047
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 2.526% (1 Month LIBOR USD + 0.260%), 3/25/2036 (b)	2,817,004	2,336,651
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 2.168%, 3/25/2036 (e)(f)(g)	35,033,896	3,211,767
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 4.178%, 3/25/2036 (e)(l)	10,394,942	9,145,283
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 4.178%, 3/25/2036 (e)	5,283,464	4,647,451
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 1.827%, 4/25/2036 (e)(f)(g)	33,609,394	2,326,678
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 3.016% (1 Month LIBOR USD + 0.750%), 6/25/2036 (b)	5,412,394	3,796,020
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 2.436% (1 Month LIBOR USD + 0.170%), 8/25/2036 (b)	2,565,597	1,334,498
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 2/25/2047 (e)	10,188,543	7,314,212
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 3.301%, 6/25/2037 (e)	2,163,626	1,639,992
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	4,392,876	3,644,225
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.698%, 11/25/2037 (e)	7,736,945	7,242,508
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (d)	14,368,685	6,905,705
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (d)	13,784,059	7,205,465
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.104%, 9/25/2046 (d)	10,389,220	4,924,906
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (d)	5,541,837	2,664,033
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (d)	1,944,372	1,197,457
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (d)	7,349,192	5,004,028
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (d)	3,612,665	2,472,038
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1, 2.386% (1 Month LIBOR USD + 0.120%), 4/25/2037 (b)	14,858,330	7,597,450
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037 (e)	22,479,377	14,255,319
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A5, 2.796% (1 Month LIBOR USD + 0.530%), 4/25/2037 (b)	21,859,470	12,563,686
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A9, 2.806% (1 Month LIBOR USD + 0.540%), 4/25/2037 (b)	21,859,470	12,524,121

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 2.594% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(b)	$11,417,834	$10,475,702
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, 2.564% (1 Month LIBOR USD + 0.160%), 12/27/2046 (a)(b)	9,395,014	8,764,918
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 3.230%, 8/27/2047 (a)(e)	1,010,309	864,723
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 1.767%, 4/25/2036 (e)(g)	18,874,483	1,009,086
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 1A1, 2.496% (1 Month LIBOR USD + 0.230%), 6/25/2047 (b)	6,988,992	6,916,621
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 2.416% (1 Month LIBOR USD + 0.150%), 6/25/2047 (b)	3,985,380	3,566,955
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 2.546% (1 Month LIBOR USD + 0.280%), 6/25/2047 (b)	3,663,618	3,382,369
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1, 2.766% (1 Month LIBOR USD + 0.500%), 9/25/2037 (b)(m)	17,346,001	16,790,166
MortgageIT Trust, Series 2006-1, Class 2A1A, 2.476% (1 Month LIBOR USD + 0.210%), 4/25/2036 (b)	4,675,166	4,417,373
MSCG Trust, Series 2016-SNR, Class C, 5.205%, 11/16/2034 (a)	4,250,000	4,298,633
MTRO Commercial Mortgage Trust, Series 2019-TECH, Class E, 4.375% (1 Month LIBOR USD + 2.050%), 12/15/2033 (a)(b)	3,750,000	3,762,893
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 5.014% (1 Month LIBOR USD + 2.689%), 4/15/2032 (a)(b)	2,700,000	2,719,956
New Orleans Hotel Trust, Series 2019-HNLA, Class F, 6.014% (1 Month LIBOR USD + 3.689%), 4/15/2032 (a)(b)	8,060,000	8,083,390
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class A1, 5.492%, 1/25/2049 (a)	8,400,000	8,451,904
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class B1, 5.492%, 1/25/2049 (a)	2,750,000	2,649,240
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A2, 3.701%, 4/25/2049 (a)	4,653,918	4,762,843
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class M1, 4.267%, 4/25/2049 (a)	2,500,000	2,559,128
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 4.452%, 2/25/2036 (e)	1,061,026	902,336
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 2.426% (1 Month LIBOR USD + 0.160%), 10/25/2036 (b)	1,771,620	1,588,258
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 2.436% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	252,585	234,674
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 2.382% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(b)	6,097,944	3,370,633
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 2.924% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(b)	6,371,834	6,329,856
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 3.174% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(b)	2,122,858	2,142,053
Nomura Resecuritization Trust, Series 2018-1R, Class 1A1, 3.166% (1 Month LIBOR USD + 0.900%), 7/28/2036 (a)(b)	4,745,553	4,830,157
Nomura Resecuritization Trust, Series 2018-1R, Class 2A1, 3.166% (1 Month LIBOR USD + 0.900%), 1/26/2037 (a)(b)	4,668,636	4,766,024
Nomura Resecuritization Trust, Series 2018-1R, Class 3A1, 3.166% (1 Month LIBOR USD + 0.900%), 3/26/2037 (a)(b)	4,496,294	4,569,183
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(e)	7,466,392	7,540,645
OBX Trust, Series 2018-1, Class A2, 2.916% (1 Month LIBOR USD + 0.650%), 6/25/2057 (a)(b)	2,449,127	2,452,818
OBX Trust, Series 2018-EXP1, Class 2A1, 3.116% (1 Month LIBOR USD + 0.850%), 4/27/2048 (a)(b)	7,768,411	7,786,100

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
OBX Trust, Series 2018-EXP2, Class 2A1A, 3.016% (1 Month LIBOR USD + 0.750%), 7/25/2058 (a)(b)	$1,160,525	$1,155,268
OBX Trust, Series 2018-EXP2, Class 2A1B, 3.016% (1 Month LIBOR USD + 0.750%), 7/25/2058 (a)(b)	28,086,227	27,922,512
OBX Trust, Series 2019-EXP1, Class 2A1B, 3.216% (1 Month LIBOR USD + 0.950%), 1/27/2059 (a)(b)	5,770,000	5,825,686
Pepper Residential Securities Trust, Series 21A, Class A1U, 3.212% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(b)	1,092,653	1,094,759
Pepper Residential Securities Trust, Series 22A, Class A1U, 3.272% (1 Month LIBOR USD + 1.000%), 6/21/2060 (a)(b)	3,609,689	3,620,478
Pepper Residential Securities Trust, Series 23A, Class A1U, 3.250% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(b)	1,239,381	1,242,638
PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 3.728%, 10/25/2033 (a)(e)	6,111,976	6,330,852
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 3.980%, 10/22/2034 (a)(e)	6,965,858	7,151,735
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 2.426% (1 Month LIBOR USD + 0.160%), 2/25/2037 (b)	8,149,586	7,308,410
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (c)	29,350	20,530
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 2.596% (1 Month LIBOR USD + 0.330%), 5/25/2037 (b)	2,980,539	2,788,005
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,391,784	1,329,575
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 2.816% (1 Month LIBOR USD + 0.550%), 5/25/2037 (b)	6,167,790	4,861,878
PHH Alternative Mortgage Trust, Series 2007-2, Class 4PO, 0.000%, 5/25/2022 (c)	2,036	1,996
Pretium Mortgage Credit Partners I LLC, Series 2019-CFL1, Class A2, 4.949%, 1/29/2059 (a)(d)	14,000,000	14,105,000
Pretium Mortgage Credit Partners I LLC, Series 2019-NPL2, Class A2, 5.927%, 12/30/2058 (a)(d)	4,500,000	4,535,532
Prime Mortgage Trust, Series 2007-2, Class A2, 6.000%, 4/25/2037	3,045,996	2,633,355
PRPM LLC, Series 2018-3A, Class A1, 4.483%, 10/25/2023 (a)(e)	10,744,718	10,732,888
PRPM LLC, Series 2019-1A, Class A1, 4.500%, 1/25/2024 (a)(d)	9,544,634	9,671,415
PRPM LLC, Series 2019-2A, Class A1, 3.967%, 4/25/2024 (a)(d)	5,833,959	5,929,169
PRPM LLC, Series 2019-2A, Class A2, 5.438%, 4/25/2024 (a)(d)	21,000,000	21,208,467
PRPM LLC, Series 2019-3A, Class A2, 0.000%, 7/25/2024 (a)(d)(h)	16,182,000	16,181,846
RAAC Series Trust, Series 2005-SP3, Class M1, 2.796% (1 Month LIBOR USD + 0.530%), 12/25/2035 (b)	888,188	898,564
Radnor RE Ltd., Series 2019-2, Class B1, 4.966% (1 Month LIBOR USD + 2.700%), 6/25/2029 (a)(b)	1,100,000	1,107,117
RAIT Trust, Series 2017-FL7, Class C, 4.825% (1 Month LIBOR USD + 2.500%), 6/15/2037 (a)(b)	7,000,000	7,020,727
RAMP Trust, Series 2006-RS2, Class A3A, 2.566% (1 Month LIBOR USD + 0.300%), 3/25/2036 (b)	1,483,239	1,472,341
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)(e)	3,297,529	3,095,657
RCO Trust, Series 2018-VFS1, Class B1, 6.547%, 12/26/2053 (a)(e)	4,188,000	4,239,818
Ready Capital Mortgage Trust, Series 2019-5, Class D, 5.590%, 2/25/2052 (a)(e)	8,233,000	7,515,881
Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.590%, 2/25/2052 (a)(e)	5,250,000	4,206,353
ReadyCap Commercial Mortgage Trust, Series 2018-4, Class D, 5.378%, 2/25/2051 (a)(e)	7,000,000	6,884,619
Residential Accredit Loans, Inc. Trust, Series 2005-QA10, Class A31, 4.804%, 9/25/2035 (e)	14,072,426	12,861,015
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.821%, 12/25/2035 (e)	7,075,969	6,635,108
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 4.603%, 7/25/2035 (e)	2,668,891	2,581,415
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 4.631%, 7/25/2035 (e)	468,019	392,199
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	1,400,578	1,301,121

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 2.766% (1 Month LIBOR USD + 0.500%), 7/25/2035 (b)	$435,848	$382,403
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 3.616% (1 Month LIBOR USD + 1.350%), 8/25/2035 (b)	5,625,790	5,129,877
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	7,367,736	7,280,038
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	929,980	903,226
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A1, 2.966% (1 Month LIBOR USD + 0.700%), 9/25/2035 (b)	4,206,177	3,695,379
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (c)	404,979	263,392
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	7,162,036	5,295,803
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035	4,585,499	4,604,951
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 2.966% (1 Month LIBOR USD + 0.700%), 11/25/2035 (b)	884,559	740,851
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035	3,946,414	3,860,307
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	5,455,800	5,330,589
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (c)	721,545	552,238
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	3,144,636	3,017,697
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class AP, 0.000%, 6/25/2035 (c)	22,101	17,966
Residential Accredit Loans, Inc. Trust, Series 2006-QA1, Class A21, 4.917%, 1/25/2036 (e)	4,896,221	4,579,166
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 2.451% (1 Month LIBOR USD + 0.185%), 12/25/2036 (b)	12,373,038	11,617,318
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 2.446% (1 Month LIBOR USD + 0.180%), 12/25/2036 (b)	938,458	890,217
Residential Accredit Loans, Inc. Trust, Series 2006-QA11, Class A1, 2.436% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	237,420	207,755
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 2.566% (1 Month LIBOR USD + 0.300%), 4/25/2036 (b)	24,011,523	22,828,620
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 2.446% (1 Month LIBOR USD + 0.180%), 7/25/2036 (b)	161,255	102,776
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 2.446% (1 Month LIBOR USD + 0.180%), 7/25/2036 (b)	8,718,998	5,587,892
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A1, 2.456% (1 Month LIBOR USD + 0.190%), 7/25/2036 (b)	3,408,077	3,245,341
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 2.456% (1 Month LIBOR USD + 0.190%), 7/25/2036 (b)	2,933,929	2,792,138
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 2.456% (1 Month LIBOR USD + 0.190%), 8/25/2036 (b)	15,715,033	14,876,903
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 2.451% (1 Month LIBOR USD + 0.185%), 8/25/2036 (b)	10,473,901	10,064,895
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A1, 2.456% (1 Month LIBOR USD + 0.190%), 9/25/2036 (b)	1,324,059	1,242,310
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 2.446% (1 Month LIBOR USD + 0.180%), 9/25/2036 (b)	828,077	778,065
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class 1A3A, 2.466% (1 Month LIBOR USD + 0.200%), 12/25/2046 (b)(m)	32,177,358	28,720,480
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	3,610,525	3,407,134
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	379,769	346,828
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	495,717	452,415
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	2,649,113	2,485,901

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036	$6,164,406	$5,742,212
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	4,345,789	3,894,292
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	4,329,707	3,952,993
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	576,554	535,646
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	5,823,048	5,478,574
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 2.916% (1 Month LIBOR USD + 0.650%), 9/25/2036 (b)	5,647,787	4,478,244
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (c)	237,817	177,286
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,398,042	1,296,514
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	1,602,721	1,487,436
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 2.566% (1 Month LIBOR USD + 0.300%), 11/25/2036 (b)	3,053,069	2,224,643
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	29,850,429	28,746,918
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	2,117,816	2,059,492
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (c)	213,710	135,025
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A1, 2.666% (1 Month LIBOR USD + 0.400%), 11/25/2036 (b)	21,982,376	17,003,456
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A10, 6.000%, 11/25/2036	7,428,128	6,829,294
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (b)	15,355,394	13,822,112
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A7, 6.000%, 11/25/2036	734,156	672,316
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (c)	236,539	139,932
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	9,581,011	8,991,559
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	4,111,060	3,859,216
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 2.716% (1 Month LIBOR USD + 0.450%), 12/25/2036 (b)	10,168,575	7,382,243
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 2.766% (1 Month LIBOR USD + 0.500%), 2/25/2036 (b)	4,011,297	3,322,184
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 2.966% (1 Month LIBOR USD + 0.700%), 2/25/2036 (b)	9,509,257	7,996,020
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A17, 2.746% (1 Month LIBOR USD + 0.480%), 2/25/2036 (b)	5,772,229	4,937,646
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 2.766% (1 Month LIBOR USD + 0.500%), 2/25/2036 (b)	750,119	621,954
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 3.266% (1 Month LIBOR USD + 1.000%), 2/25/2036 (b)	1,265,801	1,075,946
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	2,525,694	2,308,674
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 2.966% (1 Month LIBOR USD + 0.700%), 3/25/2036 (b)	5,860,359	4,820,040
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A10, 6.000%, 3/25/2036	357,705	341,684
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	3,010,093	2,925,015
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 2.666% (1 Month LIBOR USD + 0.400%), 3/25/2036 (b)	3,161,743	2,567,477
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (c)	1,025,033	741,993
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,330,273	1,256,489
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	1,932,192	1,804,488
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	2,760,583	2,577,142
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (c)	191,326	142,205
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	1,723,393	1,646,161

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	$2,103,243	$1,972,653
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	3,583,528	3,390,315
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	1,673,564	1,576,688
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	3,051,058	2,924,830
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 2.916% (1 Month LIBOR USD + 0.650%), 7/25/2036 (b)	2,121,455	1,642,594
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (c)	71,519	52,817
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (c)	48,711	19,382
Residential Accredit Loans, Inc. Trust, Series 2007-QA1, Class A3, 2.436% (1 Month LIBOR USD + 0.170%), 1/25/2037 (b)	3,676,227	3,456,793
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 2.416% (1 Month LIBOR USD + 0.150%), 2/25/2037 (b)(l)	9,821,038	9,225,844
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 2.366% (1 Month LIBOR USD + 0.100%), 5/25/2037 (b)	7,140,935	6,604,044
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 2.456% (1 Month LIBOR USD + 0.190%), 5/25/2037 (b)	21,657,813	20,209,923
Residential Accredit Loans, Inc. Trust, Series 2007-QH1, Class A1, 2.426% (1 Month LIBOR USD + 0.160%), 2/25/2037 (b)	10,962,130	10,616,384
Residential Accredit Loans, Inc. Trust, Series 2007-QH6, Class A1, 2.456% (1 Month LIBOR USD + 0.190%), 7/25/2037 (b)	12,739,297	12,343,117
Residential Accredit Loans, Inc. Trust, Series 2007-QH7, Class 2A1, 2.566% (1 Month LIBOR USD + 0.300%), 8/25/2037 (b)(m)	23,618,955	22,851,079
Residential Accredit Loans, Inc. Trust, Series 2007-QH9, Class A1, 3.756%, 11/25/2037 (e)	4,457,012	4,157,148
Residential Accredit Loans, Inc. Trust, Series 2007-QO4, Class A1A, 2.456% (1 Month LIBOR USD + 0.190%), 5/25/2047 (b)	2,366,850	2,292,214
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 2.816% (1 Month LIBOR USD + 0.550%), 1/25/2037 (b)	12,391,101	9,927,192
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (c)	214,135	139,558
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	3,062,426	2,713,025
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 2.816% (1 Month LIBOR USD + 0.550%), 1/25/2037 (b)	17,433,847	13,752,917
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (c)	1,431,805	924,974
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (m)	19,954,965	18,607,147
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (c)	774,145	439,523
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.357%, 2/25/2037 (e)(g)	44,250,529	640,217
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 3A4, 6.000%, 3/25/2037	5,333,646	4,811,903
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (c)	724,790	75,835
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	704,771	630,380
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (c)	360,730	215,091
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (c)	535,422	307,425
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 2.596% (1 Month LIBOR USD + 0.330%), 4/25/2037 (b)	6,247,637	4,984,315
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	2,232,217	2,093,190
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (c)	829,588	483,956
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A1, 6.000%, 5/25/2037	12,536,263	11,751,593
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A5, 2.666% (1 Month LIBOR USD + 0.400%), 5/25/2037 (b)	6,672,756	5,462,485
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 2.816% (1 Month LIBOR USD + 0.550%), 5/25/2037 (b)	993,223	826,787

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	$1,160,577	$1,128,788
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (c)	1,757,122	970,051
Residential Accredit Loans, Inc. Trust, Series 2008-QR1, Class 1A4, 6.000%, 8/25/2036	1,158,253	1,011,607
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 2.546% (1 Month LIBOR USD + 0.280%), 8/25/2035 (b)	2,272,805	2,230,761
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	6,738,335	6,985,464
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	5,679,899	4,763,862
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,595,937	1,477,886
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 2.716% (1 Month LIBOR USD + 0.450%), 10/25/2035 (b)	3,047,847	2,426,114
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	2,733,768	2,563,047
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (c)	947,235	603,628
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 2.716% (1 Month LIBOR USD + 0.450%), 11/25/2035 (b)	1,363,361	996,430
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 2.766% (1 Month LIBOR USD + 0.500%), 11/25/2035 (b)	6,679,920	4,877,825
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	879,185	696,958
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.317%, 4/25/2035 (e)(g)	24,977,523	353,807
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 2.716% (1 Month LIBOR USD + 0.450%), 4/25/2035 (b)	4,078,836	3,178,376
Residential Asset Securitization Trust, Series 2005-A6CB, Class A1, 5.500%, 6/25/2035	4,881,083	4,562,153
Residential Asset Securitization Trust, Series 2005-A6CB, Class A2, 5.500%, 6/25/2035	5,238,510	4,971,833
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036	3,209,460	1,929,267
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	8,881,232	4,274,812
Residential Asset Securitization Trust, Series 2006-A16, Class 2A3, 6.609%, 2/25/2037 (e)	23,780,232	13,610,616
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 2.966% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	2,321,204	1,183,231
Residential Asset Securitization Trust, Series 2006-A4, Class 2A1, 2.966% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	1,399,887	1,270,795
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1, 6.500%, 7/25/2036	7,566,453	4,593,828
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036	1,675,937	1,014,239
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	10,666,509	6,896,420
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036	6,449,588	3,542,217
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	10,593,903	6,639,951
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037	3,168,813	2,899,534
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	3,590,638	2,264,439
Residential Asset Securitization Trust, Series 2007-A8, Class 3A1, 6.198%, 8/25/2022 (e)	899,362	783,259
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (c)	138,542	114,618
Residential Funding Mortgage Securities Trust, Series 2005-S9, Class AP, 0.000%, 12/25/2035 (c)	347,808	279,348
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	935,682	905,822
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (c)	47,879	34,880
Residential Funding Mortgage Securities Trust, Series 2006-S11, Class AP, 0.000%, 11/25/2036 (c)	78,894	55,953
Residential Funding Mortgage Securities Trust, Series 2006-S2, Class AP, 0.000%, 2/25/2036 (c)	36,920	30,430
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (c)	191,417	159,602
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	1,201,256	1,212,430
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (c)	80,620	60,986
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	1,559,198	1,545,501

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	$110,105	$107,107
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036	8,297,322	8,084,405
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 4.790%, 2/25/2036 (e)	1,606,054	1,497,413
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	3,006,415	2,932,424
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (c)	449,235	341,891
Residential Mortgage Loan Trust, Series 2019-2, Class A1, 2.913%, 5/25/2059 (a)(e)	6,821,280	6,810,059
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(e)	14,617,028	14,593,071
Residential Mortgage Loan Trust, Series 2019-2, Class B1, 4.713%, 5/25/2059 (a)(e)	12,400,000	12,461,702
Residential Mortgage Loan Trust, Series 2019-2, Class M1, 3.862%, 5/25/2059 (a)(e)	7,222,000	7,259,598
RESIMAC Bastille Trust Series, Series 2018-1NCA, Class A1, 3.210% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(b)	2,215,000	2,220,790
Rosslyn Portfolio Trust, Series 2017-ROSS, Class E, 5.325% (1 Month LIBOR USD + 3.000%), 6/15/2033 (a)(b)	4,750,000	4,746,765
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.750%, 8/26/2058 (a)(e)	6,500,000	6,175,078
Sequoia Mortgage Trust, Series 2004-4, Class A, 3.154% (6 Month LIBOR USD + 0.520%), 5/20/2034 (b)	1,478,234	1,457,198
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 3.854% (6 Month LIBOR USD + 1.100%), 8/20/2034 (b)	75,710	75,186
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.754%, 3/20/2035 (e)(f)(g)	11,052,390	150,721
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 3.808%, 10/20/2046 (e)	4,403,737	4,032,344
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 4.179%, 1/20/2038 (e)	650,356	620,097
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (a)(g)	5,523,942	49,113
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.000%, 12/25/2047 (a)(e)	5,627,756	5,729,714
Sequoia Mortgage Trust, Series 2018-7, Class A4, 4.000%, 9/25/2048 (a)(e)	7,710,442	7,879,178
Sequoia Mortgage Trust, Series 2018-CH2, Class A12, 4.000%, 6/25/2048 (a)(e)	10,173,162	10,377,510
Sequoia Mortgage Trust, Series 2019-1, Class A4, 4.000%, 2/25/2049 (a)(e)	7,163,362	7,356,636
Sequoia Mortgage Trust, Series 2019-CH1, Class A10, 4.500%, 3/25/2049 (a)(e)	26,675,279	27,490,689
Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049 (a)(e)	12,000,000	12,358,552
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/25/2048 (a)(e)	1,635,113	1,646,891
SG Residential Mortgage Trust, Series 2018-1, Class M1, 4.330%, 4/25/2048 (a)(e)	6,571,715	6,611,060
STACR Trust, Series 2018-DNA2, Class M1, 3.066% (1 Month LIBOR USD + 0.800%), 12/26/2030 (a)(b)	5,548,765	5,565,900
STACR Trust, Series 2018-DNA3, Class M2, 4.366% (1 Month LIBOR USD + 2.100%), 9/25/2048 (a)(b)	3,000,000	3,001,707
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class M1, 4.589%, 3/25/2048 (a)(e)	6,400,000	6,643,597
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class M1, 4.770%, 10/26/2048 (a)(e)	12,697,000	13,434,734
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 2.636% (1 Month LIBOR USD + 0.370%), 7/25/2034 (b)	143,711	143,940
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 4.362%, 9/25/2035 (e)	4,419,110	4,214,929
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 4.039%, 1/25/2036 (e)	1,241,126	1,190,250
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 4.408%, 3/25/2035 (e)	1,167,320	1,192,603
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 0.180%, 5/25/2035 (e)(g)	43,331,013	1,004,846
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 3.902% (1 Month LIBOR USD + 1.500%), 9/25/2037 (b)	1,627,777	1,610,060
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 0.826%, 4/19/2035 (e)(f)(g)	15,332,862	374,919

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 1X, 1.142%, 5/25/2045 (e)(g)	$16,968,310	$641,691
Structured Asset Mortgage Investments II Trust, Series 2006-AR7, Class A1BG, 2.386% (1 Month LIBOR USD + 0.120%), 8/25/2036 (b)	7,158,083	6,787,975
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 4.710%, 3/25/2033 (e)	53,408	54,876
Structured Asset Securities Corp. Trust, Series 2005-1, Class AP, 0.000%, 2/25/2035 (c)	57,806	43,476
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	56,814	55,338
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 4/25/2023 (a)(e)	2,040,143	2,046,574
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 6/25/2024 (a)(e)	7,000,000	7,159,831
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	4,160,774	3,149,136
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 2.030%, 1/25/2037 (a)(e)(g)	35,208,765	3,062,705
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 6.317% (1 Month LIBOR USD + 3.952%), 11/11/2034 (a)(b)	11,543,644	11,644,835
Toorak Mortgage Ltd., Series 2018-1, Class A1, 4.336%, 8/25/2021 (a)(d)	12,000,000	12,089,772
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.891%, 5/11/2063 (a)(e)	7,000,000	5,168,744
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 3.654% (1 Month LIBOR USD + 1.250%), 5/25/2047 (a)(b)	425,726	426,243
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFX, 3.000%, 5/25/2047 (a)(e)	681,161	681,942
Velocity Commercial Capital Loan Trust, Series 2017-2, Class AFX, 3.070%, 11/25/2047 (a)(e)	4,564,435	4,587,732
Velocity Commercial Capital Loan Trust, Series 2018-1, Class A, 3.590%, 4/25/2048 (a)	4,045,862	4,114,622
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M1, 3.910%, 4/25/2048 (a)	3,791,065	3,869,222
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M2, 4.260%, 4/25/2048 (a)	1,379,823	1,410,203
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M3, 4.410%, 4/25/2048 (a)	794,637	814,470
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M6, 7.260%, 4/25/2048 (a)	759,787	783,761
Velocity Commercial Capital Loan Trust, Series 2018-2, Class M1, 4.260%, 10/25/2048 (a)(e)	1,577,431	1,590,144
Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760%, 3/25/2049 (a)(e)	8,725,387	8,882,017
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.120%, 3/25/2049 (a)(e)	2,803,865	2,868,942
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.610%, 3/25/2049 (a)(e)	3,082,263	3,155,821
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.700%, 3/25/2049 (a)(e)	795,423	808,269
Velocity Commercial Capital Loan Trust, Series 2019-2, Class A, 3.130%, 7/25/2049 (a)(e)	7,500,000	7,506,623
Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, 3.967%, 3/25/2049 (a)(d)	6,070,859	6,132,418
Verus Securitization Trust, Series 2017-2A, Class B1, 3.700%, 7/25/2047 (a)(e)	2,700,000	2,706,737
Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.690%, 11/25/2047 (a)(e)	8,447,830	8,441,292
Verus Securitization Trust, Series 2017-SG1A, Class B1, 3.615%, 11/25/2047 (a)(d)	8,711,571	8,706,344
Verus Securitization Trust, Series 2018-1, Class A1, 2.929%, 1/25/2058 (a)(e)	2,385,498	2,389,434
Verus Securitization Trust, Series 2018-3, Class B1, 5.694%, 10/25/2058 (a)(e)	3,400,000	3,414,967
Verus Securitization Trust, Series 2018-3, Class M1, 4.595%, 10/25/2058 (a)(e)	8,000,000	8,083,416
Verus Securitization Trust, Series 2018-INV1, Class B1, 4.553%, 3/25/2058 (a)(e)	9,443,551	9,464,185
Verus Securitization Trust, Series 2018-INV1, Class B2, 5.648%, 3/25/2058 (a)(e)	6,700,000	6,740,066
Verus Securitization Trust, Series 2019-1, Class A1, 3.836%, 2/25/2059 (a)(e)	3,981,451	4,037,677
Verus Securitization Trust, Series 2019-1, Class B1, 5.311%, 2/25/2059 (a)(e)	15,482,000	15,741,354
Verus Securitization Trust, Series 2019-1, Class M1, 4.465%, 2/25/2059 (a)(e)	8,000,000	8,057,312
Verus Securitization Trust, Series 2019-2, Class A3, 3.448%, 5/25/2059 (a)(e)	17,163,714	17,263,040
Verus Securitization Trust, Series 2019-2, Class B1, 4.437%, 5/25/2059 (a)(e)	3,800,000	3,823,898
Verus Securitization Trust, Series 2019-2, Class M1, 3.781%, 5/25/2059 (a)(e)	13,000,000	13,068,796
Verus Securitization Trust, Series 2019-INV1, Class A2, 3.504%, 12/25/2058 (a)(e)	14,508,538	14,712,412
Verus Securitization Trust, Series 2019-INV1, Class B1, 4.991%, 12/25/2058 (a)	1,500,000	1,519,809
VMC Finance LLC, Series 2018-FL1, Class D, 5.714% (1 Month LIBOR USD + 3.400%), 3/16/2035 (a)(b)	4,500,000	4,546,391

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
VOLT LXV LLC, Series 2018-NPL1, Class A2, 5.000%, 4/27/2048 (a)(d)	$8,750,000	$8,778,411
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 2.346% (1 Month LIBOR USD + 0.080%), 1/25/2037 (b)	10,562,342	7,171,946
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 2.446% (1 Month LIBOR USD + 0.180%), 1/25/2037 (b)	3,618,469	2,479,483
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A1, 2.480% (1 Month LIBOR USD + 0.050%), 8/25/2036 (b)	6,632,963	3,861,068
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 2.580% (1 Month LIBOR USD + 0.150%), 8/25/2036 (b)	28,040,419	16,934,506
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 2.670% (1 Month LIBOR USD + 0.240%), 8/25/2036 (b)	3,296,311	2,049,310
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 0.779%, 7/25/2044 (e)(g)	26,074,653	754,288
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 4.502%, 6/25/2034 (e)	1,251,734	1,259,007
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class X, 1.155%, 11/25/2045 (e)(g)	42,425,120	2,214,549
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A2, 4.235%, 12/25/2035 (e)	23,503,990	24,079,062
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 4.239%, 1/25/2036 (e)(m)	25,103,016	25,854,375
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B2, 2.676% (1 Month LIBOR USD + 0.410%), 12/25/2045 (b)	126,495	127,443
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR1, Class 2A1A, 3.579% (12 Month US Treasury Average + 1.070%), 1/25/2046 (b)	2,287,936	2,351,278
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1, 3.845%, 9/25/2036 (e)	626,471	598,315
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 3.917%, 10/25/2036 (e)	4,517,424	4,484,275
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 3.694%, 11/25/2036 (e)	1,436,974	1,389,035
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 3.324% (12 Month US Treasury Average + 0.820%), 12/25/2046 (b)	13,532,708	12,766,811
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 3A1, 3.326%, 1/25/2037 (e)	696,341	664,779
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR7, Class CXPP, 0.162%, 7/25/2046 (e)(g)	23,646,982	264,397
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2A, 2.644% (11th District Cost of Funds Index + 1.500%), 8/25/2046 (b)	11,480,201	11,126,347
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2XPP, 0.719%, 8/25/2046 (e)(g)	9,422,625	302,645
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.743%, 6/25/2037 (e)	3,663,209	3,529,198
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA2, Class 1A, 3.209% (12 Month US Treasury Average + 0.700%), 3/25/2047 (b)	10,995,579	10,216,091
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (c)	998	891
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB3, 2.866% (1 Month LIBOR USD + 0.600%), 12/25/2035 (b)	3,542,209	3,156,618

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A2, 5.750%, 1/25/2036	$3,634,439	$3,344,597
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB3, 2.716% (1 Month LIBOR USD + 0.450%), 6/25/2035 (b)(m)	16,478,143	13,814,781
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB9, 2.666% (1 Month LIBOR USD + 0.400%), 6/25/2035 (b)	151,244	130,523
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 3.616% (1 Month LIBOR USD + 1.350%), 11/25/2035 (b)	2,963,910	2,341,735
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 2.526% (1 Month LIBOR USD + 0.260%), 12/25/2035 (b)	5,137,712	4,988,996
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-1, Class 2XB1, 7.000%, 2/25/2036	5,891,705	5,252,025
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A1, 2.386% (1 Month LIBOR USD + 0.120%), 10/25/2036 (b)	13,156,287	7,255,613
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A3B, 4.443%, 10/25/2036 (d)	3,751,547	2,286,050
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A4, 4.443%, 10/25/2036 (d)	10,020,059	6,139,631
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A5, 4.443%, 10/25/2036 (d)	9,298,160	5,937,693
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR1, Class A1A, 2.516% (1 Month LIBOR USD + 0.250%), 2/25/2036 (b)	4,886,090	4,309,091
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR10, Class A2A, 2.436% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	16,170,199	14,707,669
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 2A, 3.359% (12 Month US Treasury Average + 0.850%), 10/25/2046 (b)(m)	20,621,134	18,446,078
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.033%, 10/25/2046 (e)(f)(g)	21,671,704	755,627
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class 1A, 3.339% (12 Month US Treasury Average + 0.830%), 11/25/2046 (b)	8,672,860	7,938,199
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class CX2P, 0.045%, 11/25/2046 (e)(g)	57,162,566	635,819
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (m)	10,376,905	10,346,439
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 2.356% (1 Month LIBOR USD + 0.090%), 2/25/2037 (b)	10,839,140	7,383,828
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A2A, 2.426% (1 Month LIBOR USD + 0.160%), 2/25/2037 (b)	8,326,578	6,791,499
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A3A, 2.496% (1 Month LIBOR USD + 0.230%), 2/25/2037 (b)	8,378,239	6,890,457
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 3.259% (12 Month US Treasury Average + 0.750%), 2/25/2047 (b)	20,018,951	18,489,823
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 2.394% (11th District Cost of Funds Index + 1.250%), 4/25/2047 (b)	1,549,974	1,408,371
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, 2.586% (1 Month LIBOR USD + 0.320%), 3/25/2037 (b)	1,407,629	1,218,790
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, 2.806% (1 Month LIBOR USD + 0.540%), 3/25/2037 (b)	4,636,394	3,947,338
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, 2.756% (1 Month LIBOR USD + 0.490%), 3/25/2037 (b)	2,084,342	1,755,360

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	$3,380,226	$3,116,298
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	3,708,099	3,418,571
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class C, 3.894%, 2/18/2048	100,000	98,018
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class C, 4.419%, 12/17/2059 (e)(l)	5,000,000	5,186,215
Wells Fargo Mortgage Backed Securities Trust, Series 2003-L, Class 1A4, 4.741%, 11/25/2033 (e)	11,935	12,124
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.750%, 4/25/2020	400	402
Wells Fargo Mortgage Backed Securities Trust, Series 2005-8, Class A1, 5.500%, 10/25/2035	7,158	7,312
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A5, 5.142%, 3/25/2035 (e)	65,740	66,532
Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A18, 6.000%, 9/25/2036	1,133,898	1,105,601
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 4.856%, 8/25/2036 (e)	400,383	398,063
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 4.763%, 9/25/2036 (e)	801,955	832,202
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 4.808%, 9/25/2036 (e)	453,850	468,614
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 4.708%, 10/25/2036 (e)	1,440,756	1,421,624
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A18, 6.000%, 7/25/2037	244,363	247,239
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A5, 6.000%, 7/25/2037	789,204	798,492
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A7, 6.000%, 7/25/2037	669,902	677,786
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A8, 6.000%, 7/25/2037 (d)	1,756,871	1,777,547
Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A3, 0.000%, 9/25/2037 (c)	16,957	14,167
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,508,095	1,513,694
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (c)	48,926	39,936
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/17/2047 (e)	2,000,000	2,006,440
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C, 4.290%, 11/18/2047 (e)	801,000	801,060

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – (Cost – $5,855,182,669)		5,864,646,586

Corporate Obligations – 4.96%
Consumer, Cyclical – 0.26%
Century Communities, Inc., 6.750%, 6/1/2027 (a)	8,100,000	8,393,625
KB Home, 6.875%, 6/15/2027	10,700,000	11,729,875

		20,123,500

Energy – 0.06%
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (a)	5,000,000	4,625,000

Financial – 4.56%
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (b)	4,000,000	4,098,698
Arbor Realty Trust, Inc., 5.625%, 5/1/2023	5,000,000	5,018,061
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	3,000,000	3,023,243
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(b)	2,000,000	2,029,386
Avidbank Holdings, Inc., 6.875% (3 Month LIBOR USD + 5.367%), 11/15/2025 (a)(b)	4,000,000	4,082,080

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Banc of California, Inc., 5.250%, 4/15/2025	$4,650,000	$4,777,051
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)	2,500,000	2,547,556
Bank of New York Mellon Corp., 2.600%, 2/7/2022	2,000,000	2,017,577
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	6,000,000	5,965,081
Cadence BanCorp, 6.500% (3 Month LIBOR USD + 4.663%), 3/11/2025 (a)(b)	10,500,000	10,624,425
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (a)(b)	3,750,000	3,830,387
Citadel LP, 5.375%, 1/17/2023 (a)	2,000,000	2,091,835
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (b)	10,125,000	10,255,600
Cowen, Inc., 7.250%, 5/6/2024 (a)	2,000,000	2,085,714
Customers Bancorp, Inc., 3.950%, 6/30/2022	1,250,000	1,243,531
Durant Bancorp, Inc., 5.875% (3 Month LIBOR USD + 3.742%), 3/15/2027 (a)(b)	1,200,000	1,230,178
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.500%, 9/1/2022 (a)	4,000,000	4,102,235
Empire Bancorp, Inc., 7.375%, 12/17/2025 (a)	4,500,000	4,732,832
FedNat Holding Co., 7.500%, 3/15/2029 (a)	3,000,000	3,067,500
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (b)	4,000,000	4,142,397
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(b)	5,000,000	5,130,535
Fifth Third Bank, 2.200%, 10/30/2020	1,500,000	1,498,465
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (b)	4,000,000	4,152,208
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (b)	2,000,000	2,136,621
First Busey Corp., 4.750% (3 Month London Interbank Bid Rate GBP + 2.919%), 5/25/2027 (b)	200,000	203,634
First Charter Capital Trust, 4.100% (3 Month LIBOR USD + 1.690%), 9/15/2035 (b)	4,000,000	3,665,318
First Commonwealth Bank, 4.875% (3 Month LIBOR USD + 1.845%), 6/1/2028 (b)	3,000,000	3,036,894
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	8,500,000	9,186,308
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(b)	1,250,000	1,254,479
First NBC Bank Holding Co., 5.750%, 2/18/2025 (f)(o)(p)	13,500,000	2,025,000
First Priority Bank, 7.000%, 11/30/2025 (a)	3,000,000	3,107,400
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	4,600,000	4,847,159
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (b)	2,000,000	2,063,626
Goldman Sachs Group, Inc., 3.850%, 7/8/2024	1,500,000	1,572,427
Goldman Sachs Group, Inc., 3.272% (3 Month LIBOR USD + 1.201%), 9/29/2025 (b)	1,500,000	1,532,277
Great Southern Bancorp, Inc., 5.250% (3 Month LIBOR USD + 4.087%), 8/15/2026 (b)	1,000,000	1,011,510
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (b)	5,400,000	5,549,578
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (a)	1,916,164	2,133,281
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (b)	950,000	980,158
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%), 3/15/2029 (a)(b)	5,000,000	5,068,465
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (b)	1,500,000	1,540,267
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(b)	2,000,000	2,061,900
JPMorgan Chase & Co., 3.079% (3 Month LIBOR USD + 0.500%), 2/1/2027 (b)	6,673,000	6,145,166
JPMorgan Chase & Co., 3.280% (3 Month LIBOR USD + 0.950%), 9/30/2034 (b)	3,400,000	2,980,423
KeyCorp Capital I, 3.059% (3 Month LIBOR USD + 0.740%), 7/1/2028 (b)	5,000,000	4,504,500
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,200,000	4,217,613
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (b)	2,900,000	2,932,708
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	9,800,000	10,581,487
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (b)	1,250,000	1,282,419
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (a)	2,500,000	2,550,000
Marquis Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.760%), 10/30/2026 (a)(b)	4,000,000	4,130,406
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(b)	2,500,000	2,567,797
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(b)	1,000,000	1,029,389

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Midland States Bancorp, Inc., 6.500%, 6/18/2025	$3,500,000	$3,655,456
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,026,530
MM Finished Lots Holdings LLC, 7.250%, 1/31/2024 (a)	984,915	987,378
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (a)	4,504,000	4,689,790
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 7/1/2021	4,000,000	3,998,480
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (b)	3,000,000	3,127,290
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(b)	1,800,000	1,830,448
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(b)	1,000,000	1,036,300
Noah Bank, 9.000%, 4/17/2025	4,500,000	4,725,847
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (a)	3,900,000	4,087,025
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (a)	5,000,000	5,689,443
Orrstown Financial Services, Inc., 6.000% (3 Month LIBOR USD + 3.160%), 12/30/2028 (b)	2,000,000	2,068,098
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (b)	3,150,000	3,206,698
Pacific Premier Bancorp, Inc., 4.875% (3 Month LIBOR USD + 2.500%), 5/15/2029 (b)	1,000,000	1,010,235
Plaza Bancorp, 7.125%, 6/26/2025 (a)	5,000,000	5,232,464
PNC Bank NA, 2.600%, 7/21/2020	3,000,000	3,007,195
PNC Bank NA, 2.500%, 1/22/2021	1,300,000	1,303,549
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (b)	4,838,000	4,962,493
Preferred Pass-Through Trust, 4.506% (N/A + 0.000%), 12/29/2049 (a)(e)	1,000,000	830,000
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)(b)	4,000,000	4,090,966
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	1,500,000	1,607,583
Renasant Corp., 8.500%, 6/27/2024 (a)	5,000,000	5,160,207
Revere Bank, 5.625% (3 Month LIBOR USD + 4.409%), 9/30/2026 (b)	6,500,000	6,617,962
Simmons First National Corp., 5.000% (3 Month LIBOR USD + 2.150%), 4/1/2028 (b)	5,250,000	5,349,008
Southcoast Capital, 4.096%, 9/30/2035 (e)	4,000,000	3,400,000
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(b)	1,000,000	1,024,575
Southside Bancshares, Inc., 5.500% (3 Month LIBOR USD + 4.297%), 9/30/2026 (b)	3,000,000	3,048,817
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	4,050,000	4,160,839
SunTrust Capital I, 3.190% (3 Month LIBOR USD + 0.670%), 5/15/2027 (b)	3,000,000	2,762,700
SunTrust Capital III, 3.060% (3 Month LIBOR USD + 0.650%), 3/15/2028 (b)	5,330,000	4,908,397
Synovus Financial Corp., 5.750% (3 Month LIBOR USD + 4.182%), 12/15/2025 (b)	5,021,000	5,159,077
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,750,000	1,906,175
TIAA FSB Holdings, Inc., 6.000% (3 Month LIBOR USD + 4.704%), 3/15/2026 (b)	5,000,000	5,172,676
TIAA FSB Holdings, Inc., 4.301%, 1/7/2035 (e)	5,000,000	4,750,000
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (b)	4,560,000	4,580,949
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (b)	4,500,000	4,646,514
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	3,000,000	3,080,941
United Financial Bancorp, Inc., 5.750%, 10/1/2024	5,400,000	5,781,048
United Insurance Holdings Corp., 6.250%, 12/15/2027	2,670,000	2,749,454
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.945%), 4/1/2026 (a)(b)	3,000,000	3,072,778
Wachovia Capital Trust II, 2.803% (3 Month LIBOR USD + 0.500%), 1/15/2027 (b)	11,500,000	10,647,850
Wells Fargo & Co., 2.150%, 1/30/2020	3,775,000	3,771,148
WSFS Cap Trust, 4.290%, 6/1/2035 (a)(e)	4,000,000	3,720,000
Your Community Bank, 6.250% (3 Month LIBOR USD + 4.590%), 12/15/2025 (b)	4,000,000	4,075,034
ZAIS Group LLC, 7.000%, 11/15/2023 (a)	1,900,000	1,956,746

		351,320,948

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Industrial – 0.08%
FXI Holdings, Inc., 7.875%, 11/1/2024 (a)	$2,100,000	$1,895,250
US Concrete, Inc., 6.375%, 6/1/2024	4,510,000	4,712,950

		6,608,200

TOTAL CORPORATE OBLIGATIONS – (Cost – $385,840,056)		382,677,648

	Shares
Investment Companies – 1.92%
Affiliated Mutual Funds – 1.92%
Angel Oak Financials Income Fund, Institutional Class	3,954,248	37,328,100
Angel Oak High Yield Opportunities Fund, Institutional Class	2,878,312	33,532,333
Angel Oak Ultrashort Income Fund, Institutional Class	7,669,692	77,310,500

TOTAL INVESTMENT COMPANIES (Cost – $147,521,924)		148,170,933

	Principal Amount
Mortgage Backed Securities – U.S. Government Agency Issues – 3.45%
Federal Home Loan Mortgage Corp., Series KF23, Class A, 2.878% (1 Month LIBOR USD + 0.480%), 9/25/2023 (b)	$6,713,282	6,726,675
Federal Home Loan Mortgage Corp., Series Q009, Class A, 2.675% (1 Month LIBOR USD + 0.350%), 4/25/2024 (b)	8,000,000	8,009,984
Federal Home Loan Mortgage Corp., Series KF36, Class A, 2.738% (1 Month LIBOR USD + 0.340%), 8/25/2024 (b)	15,863,210	15,847,505
Federal Home Loan Mortgage Corp., Series KJ20, Class A2, 3.799%, 12/25/2025	4,785,000	5,137,669
Federal Home Loan Mortgage Corp., Series KF58, Class A, 2.898% (1 Month LIBOR USD + 0.500%), 1/25/2026 (b)	11,993,167	12,035,767
Federal Home Loan Mortgage Corp., Series KF60, Class A, 2.888% (1 Month LIBOR USD + 0.490%), 2/25/2026 (b)	14,993,627	15,038,728
Federal Home Loan Mortgage Corp., Series KF16, Class A, 3.028% (1 Month LIBOR USD + 0.630%), 3/25/2026 (b)	172,740	173,254
Federal Home Loan Mortgage Corp., Series K-F62, 2.878% (1 Month LIBOR USD + 0.480%), 4/25/2026 (b)	18,000,000	18,134,424
Federal Home Loan Mortgage Corp., Series KF64, Class A, 2.838% (1 Month LIBOR USD + 0.440%), 6/25/2026 (b)	18,000,000	17,989,038
Federal Home Loan Mortgage Corp., Series KF21, Class A, 2.878% (1 Month LIBOR USD + 0.480%), 7/25/2026 (b)	35,960,086	36,027,295
Federal Home Loan Mortgage Corp., Series K087, Class X1, 0.363%, 12/25/2028 (e)(g)	163,341,974	5,117,994
Federal Home Loan Mortgage Corp., Series KF57, Class A, 2.938% (1 Month LIBOR USD + 0.540%), 12/25/2028 (b)	12,195,672	12,260,821
Federal Home Loan Mortgage Corp., Series KF59, Class A, 2.938% (1 Month LIBOR USD + 0.540%), 2/25/2029 (b)	30,000,000	30,161,610
Federal Home Loan Mortgage Corp., Series K-F61, 2.928% (1 Month LIBOR USD + 0.530%), 3/25/2029 (b)	31,998,690	32,146,076
Federal Home Loan Mortgage Corp., Series K-F63, 2.838% (1 Month LIBOR USD + 0.440%), 5/25/2029 (b)	25,000,000	24,974,975

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Mortgage Backed Securities – U.S. Government Agency Issues – (continued)
Federal Home Loan Mortgage Corp., Series 4658, Class CE, 3.000%, 7/15/2040	$1,191,522	$1,211,280
Federal Home Loan Mortgage Corp., Series Q004, Class A4H, 2.791%, 8/25/2046 (e)	6,081,151	6,214,772
Federal National Mortgage Association, Series 2018-M12, Class FA3, 3.082% (1 Month LIBOR USD + 0.700%), 6/25/2025 (b)	7,934,331	7,928,817
Federal National Mortgage Association, Series 2013-24, Class LC, 1.500%, 3/25/2028	5,984,016	5,904,979
Federal National Mortgage Association, Series 2018-M6, Class FA, 2.586% (1 Month LIBOR USD + 0.320%), 4/25/2030 (b)	4,957,762	5,012,520

TOTAL MORTGAGE BACKED SECURITIES – U.S. GOVERNMENT AGENCY ISSUES – (Cost – $264,353,970)		266,054,183

	Shares
Preferred Stocks – 0.18%
Financial – 0.10%
Beal Trust I	2,000	2,055,000
Morgan Stanley	130,497	2,786,111
TriState Capital Holdings, Inc.	80,000	2,084,000
Wells Fargo & Co.	23,990	614,144

		7,539,255

Real Estate Investment Trust – 0.08%
Ready Capital Corp., 6.500%, 04/30/2021	228,000	5,829,960

TOTAL PREFERRED STOCKS (Cost – $13,229,621)		13,369,215

	Principal Amount
Whole Loans – 2.36%
Agency High Balance Residential Mortgages, 4.500% to 5.500% , 12/01/2048 to 05/19/2048 (f)	$46,620,807	47,457,980
Agency High Balance Residential Mortgages, 4.875% to 5.375%, 09/15/2036 to 12/10/2037 (e)(f)	3,886,363	3,856,452
PPMF Transitional Bridge Loans, 8.500% to 11.000%, 08/01/2019 to 08/01/2021 (f)(g)	22,917,748	22,917,748
Residential Second Lien Mortgages, 4.949% to 11.549%, 09/01/2023 to 08/01/2049 (f)	91,070,979	95,360,062
Residential Transition Loans, 7.990% to 9.990%, 08/01/2019 to 09/01/2019 (f)(g)	1,470,306	1,472,704
Valley Oaks Nursing Home Commercial Loans, 7.310% to 7.660%, 08/06/2021 to 02/06/2022 (e)(f)	11,100,000	11,053,994

TOTAL WHOLE LOANS (Cost – $180,710,778)		182,118,940

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Shares	Value
Short-Term Investments – 0.36%
Money Market Funds – 0.36%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.190% (q)(r)	27,428,591	$27,428,591

TOTAL SHORT-TERM INVESTMENTS (Cost – $27,428,591)		27,428,591

TOTAL INVESTMENTS – 103.68% (Cost – $7,983,199,332)		7,995,010,839

Liabilities in Excess of Other Assets – (3.68%)		(283,592,324)

NET ASSETS – 100.00%		$7,711,418,515

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees. At July 31, 2019, the value of these securities amounted to $3,174,577,324 or 41.17% of net assets.

(b)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of July 31, 2019.
(c)	Principal Only Security.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2019.
(e)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2019.
(f)	Illiquid security. At July 31, 2019, the value of these securities amounted to $340,681,648 or 4.42% of net assets.
(g)	Interest Only Security.
(h)	Security issued on a when-issued basis. On July 31, 2019, the total value of investments purchased on a when-issued basis was $16,181,846 or 0.21% of net assets.
(i)	See Note 5 to the Financial Statements.
(j)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of July 31, 2019.
(k)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2019, the value of securities pledged amounted to $47,476,432 or 0.62% of net assets.

(l)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At July 31, 2019, the value of securities pledged amounted to $215,623,510.
(m)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At July 31, 2019, the value of securities pledged amounted to $746,218,995.
(n)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(o)	As of July 31, 2019, the Fund has fair valued these securities. The value of these securities amounted to $2,025,000 or 0.03% of net assets. Value determined using significant unobservable inputs.
(p)	Non-income producing security. Item identified as in default as to the payment of interest.
(q)	Rate disclosed is the seven day yield as of July 31, 2019.
(r)	All or portion of this security has been pledged as collateral in connection with open futures contracts.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

Consolidated Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
3 Year ERIS Aged Standard Swap Future	June 2020	(227)	$(22,121,173)	$(198,784)
5 Year ERIS Aged Standard Swap Future	September 2020	(846)	(87,224,715)	(974,507)
3 Year ERIS Aged Standard Swap Future	December 2020	(173)	(17,322,559)	(253,739)
5 Year ERIS Aged Standard Swap Future	December 2020	(661)	(67,116,023)	(958,053)
3 Year ERIS Aged Standard Swap Future	March 2021	(526)	(51,899,263)	(927,654)
4 Year ERIS Aged Standard Swap Future	March 2021	(27)	(2,649,483)	(46,945)
5 Year ERIS Aged Standard Swap Future	March 2021	(52)	(5,264,532)	(90,776)
3 Year ERIS Aged Standard Swap Future	June 2021	(1,395)	(137,842,461)	(2,883,047)
4 Year ERIS Aged Standard Swap Future	June 2021	(33)	(3,201,320)	(67,987)
5 Year ERIS Aged Standard Swap Future	June 2021	(115)	(11,614,126)	(236,682)
3 Year ERIS Aged Standard Swap Future	September 2021	(915)	(91,873,320)	(2,179,805)
4 Year ERIS Aged Standard Swap Future	September 2021	(490)	(48,903,078)	(1,167,915)
3 Year ERIS Aged Standard Swap Future	December 2021	(320)	(32,641,888)	(865,920)
5 Year ERIS Aged Standard Swap Future	December 2021	(6)	(588,652)	(16,076)
4 Year ERIS Aged Standard Swap Future	March 2022	(59)	(5,882,996)	(176,510)
3 Year ERIS Aged Standard Swap Future	June 2022	(158)	(16,308,207)	(197,184)
4 Year ERIS Aged Standard Swap Future	June 2022	(1,572)	(155,468,599)	(5,137,453)
5 Year ERIS Aged Standard Swap Future	September 2022	(117)	(11,712,917)	(417,971)
5 Year ERIS Aged Standard Swap Future	December 2022	(36)	(3,643,232)	(139,507)
4 Year ERIS Aged Standard Swap Future	December 2022	(29)	(2,986,638)	(113,013)
7 Year ERIS Aged Standard Swap Future	December 2022	(83)	(8,617,027)	(320,778)
5 Year ERIS Aged Standard Swap Future	June 2023	(1,006)	(100,729,170)	(4,450,945)
5 Year ERIS Aged Standard Swap Future	March 2024	(23)	(2,396,094)	(84,790)
7 Year ERIS Aged Standard Swap Future	September 2024	(8)	(817,811)	(46,570)
10 Year ERIS Aged Standard Swap Future	December 2024	(505)	(57,433,044)	(3,121,557)
7 Year ERIS Aged Standard Swap Future	June 2025	(73)	(7,332,631)	(8,067)
10 Year ERIS Aged Standard Swap Future	September 2025	(16)	(1,761,048)	(110,166)
7 Year ERIS Aged Standard Swap Future	December 2025	(5)	(527,399)	(35,705)
10 Year ERIS Aged Standard Swap Future	September 2026	(93)	(9,663,574)	(724,721)
10 Year ERIS Aged Standard Swap Future	March 2027	(237)	(23,417,520)	(1,804,780)
10 Year ERIS Aged Standard Swap Future	September 2027	(81)	(8,517,758)	(708,458)
10 Year ERIS Aged Standard Swap Future	March 2029	(41)	(4,489,459)	(310,473)

Total				$(28,776,538)

Consolidated Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Bank of America Merrill Lynch	4.340%	7/3/2019	8/5/2019	$4,493,807	$4,476,000
RBC Capital Markets, LLC	3.139%	7/5/2019	8/6/2019	50,139,489	50,000,000

					$54,476,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Debt Obligations – 4.82%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)(g)	$3,725,000	$3,779,646
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (a)(b)(c)(g)	6,666,000	6,666,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS – (Cost – $10,391,000)		10,445,646

Collateralized Loan Obligations – 3.96%
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class ER, 7.550% (3 Month LIBOR USD + 5.250%), 1/18/2029 (a)(d)	2,000,000	1,855,056
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 3.698% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(d)	1,771,196	1,746,842
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 6.378% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(d)	1,000,000	981,250
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 4.278% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(d)	2,000,000	1,985,100
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 4.968% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(d)	2,000,000	1,995,100

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost – $8,712,497)		8,563,348

Common Stocks – 2.71%	Shares
Financial – 2.71%
AmeriServ Financial, Inc.	70,327	288,341
Arrow Financial Corp.	10,914	363,000
Atlantic Capital Bancshares, Inc. (e)	21,317	392,020
Central Valley Community Bancorp	12,050	249,796
Chemung Financial Corp.	4,800	209,472
Codorus Valley Bancorp, Inc.	15,959	373,440
Community Financial Corp.	11,207	364,564
Community West Bancshares	30,432	293,669
Eagle Bancorp Montana, Inc.	21,631	384,383
ESSA Bancorp, Inc.	15,300	234,855
Financial Institutions, Inc.	11,828	364,184
First Bank	29,593	336,768
First United Corp.	18,661	397,293
German American Bancorp, Inc.	12,600	397,530
Greene County Bancorp, Inc.	10,720	297,480
Pathfinder Bancorp, Inc.	14,701	195,229
Sandy Spring Bancorp, Inc.	8,230	299,901
Severn Bancorp, Inc.	27,790	233,992
Summit Financial Group, Inc.	7,500	199,575

TOTAL COMMON STOCKS (Cost – $6,003,018)		5,875,492

Corporate Obligations – 79.20%	Principal Amount
Financial – 79.20%
Allegiance Bank, 5.250% (3 Month LIBOR USD + 3.030%), 12/15/2027 (d)	$1,000,000	1,014,874
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (d)	2,960,000	3,033,037

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Arbor Realty Trust, Inc., 5.625%, 5/1/2023	$3,000,000	$3,010,837
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	2,000,000	2,015,495
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(d)	2,605,000	2,643,275
Banc of California, Inc., 5.250%, 4/15/2025	2,000,000	2,054,645
Bank of America Corp., 3.864% (3 Month LIBOR USD + 0.940%), 7/23/2024 (d)	4,000,000	4,196,044
BNC Bancorp, 5.500% (3 Month LIBOR USD + 3.590%), 10/1/2024 (d)	1,200,000	1,203,466
Business Development Corp., of America 4.750%, 12/30/2022 (a)	2,000,000	1,988,360
Cadence BanCorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (d)	2,500,000	2,520,094
Capital One Financial Corp., 3.200%, 1/30/2023	1,000,000	1,020,697
CBX Corp., 5.500% (3 Month LIBOR USD + 3.290%), 4/4/2029 (a)(d)	1,000,000	1,005,000
Clear Blue Financial Holdings LLC, 7.000%, 4/15/2025 (a)	4,000,000	4,048,782
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (d)	2,600,000	2,633,537
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (d)	1,950,000	2,007,280
Cowen, Inc., 7.250%, 5/6/2024 (a)	1,000,000	1,042,857
Cullen/Frost Capital Trust II, 4.070% (3 Month LIBOR USD + 1.550%), 3/1/2034 (d)	825,000	712,726
Dime Community Bancshares, Inc., 4.500% (3 Month LIBOR USD + 2.660%), 6/15/2027 (d)	650,000	654,648
Enstar Group Ltd., 4.950%, 6/1/2029	3,000,000	3,080,322
FedNat Holding Co., 7.500%, 3/15/2029 (a)	2,000,000	2,045,000
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(d)	3,000,000	3,078,321
FineMark Holdings, Inc., 5.875% (3 Month LIBOR USD + 2.970%), 6/30/2028 (d)	2,000,000	2,060,000
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	1,000,000	1,080,742
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(d)	4,500,000	4,516,126
First Paragould Bankshares, Inc., 5.250% (3 Month LIBOR USD + 3.095%), 12/15/2027 (a)(d)	2,250,000	2,278,332
FNB Corp., 4.950% (3 Month LIBOR USD + 2.400%), 2/14/2029 (d)	2,750,000	2,774,627
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (d)	2,000,000	2,063,626
German American Bancorp, Inc., 4.500% (3 Month LIBOR USD + 2.680%), 6/30/2029 (a)(d)	2,250,000	2,246,239
Goldman Sachs Group, Inc., 3.850%, 7/8/2024	3,320,000	3,480,305
Goldman Sachs Group, Inc., 3.272% (3 Month LIBOR USD + 1.201%), 9/29/2025 (d)	1,000,000	1,021,518
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (d)	3,500,000	3,596,949
Heritage Commerce Corp., 5.250% (3 Month LIBOR USD + 3.365%), 6/1/2027 (d)	3,000,000	3,045,210
Hildene Collateral Management Co., LLC 5.500%, 12/28/2042 (a)	1,916,164	2,133,281
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (d)	2,600,000	2,682,538
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%), 3/15/2029 (a)(d)	1,500,000	1,520,539
Independent Bank Group, Inc., 5.000% (3 Month LIBOR USD + 2.830%), 12/31/2027 (d)	1,750,000	1,777,377
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (d)	2,500,000	2,567,112
JPMorgan Chase & Co., 3.079% (3 Month LIBOR USD + 0.500%), 2/1/2027 (d)	4,000,000	3,683,600
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,350,000	4,368,242
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (d)	2,145,000	2,169,193
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(d)	1,000,000	1,000,394
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	1,000,000	1,079,744
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (d)	500,000	512,968
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (a)	2,500,000	2,550,000
MB Financial Bank NA, 4.000% (3 Month LIBOR USD + 1.873%), 12/1/2027 (d)	1,500,000	1,521,023
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(d)	1,200,000	1,235,266
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,026,530
Morgan Stanley, 3.125%, 1/23/2023	4,000,000	4,077,397
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (d)	200,000	203,383
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(d)	4,500,000	4,576,120

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(d)	$2,500,000	$2,590,751
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (a)	4,000,000	4,551,554
Orrstown Financial Services, Inc., 6.000% (3 Month LIBOR USD + 3.160%), 12/30/2028 (d)	2,000,000	2,068,098
Pacific Premier Bancorp, Inc., 4.875% (3 Month LIBOR USD + 2.500%), 5/15/2029 (d)	3,000,000	3,030,705
Peapack Gladstone Financial Corp., 4.750% (3 Month LIBOR USD + 2.540%), 12/15/2027 (d)	2,250,000	2,271,595
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (d)	1,301,000	1,334,478
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)(d)	2,800,000	2,863,676
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	1,000,000	1,071,722
Revere Bank, 5.625% (3 Month LIBOR USD + 4.409%), 9/30/2026 (d)	1,000,000	1,018,148
Silver Queen Financial Services, Inc., 5.500% (3 Month LIBOR USD + 3.338%), 12/1/2027 (a)(d)	2,800,000	2,857,623
Simmons First National Corp., 5.000% (3 Month LIBOR USD + 2.150%), 4/1/2028 (d)	2,000,000	2,037,717
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(d)	1,250,000	1,276,626
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(d)	1,000,000	1,024,575
SunTrust Capital I, 3.190% (3 Month LIBOR USD + 0.670%), 5/15/2027 (d)	1,000,000	920,900
SunTrust Capital III, 3.060% (3 Month LIBOR USD + 0.650%), 3/15/2028 (d)	1,500,000	1,381,350
TCF National Bank, 4.125% (3 Month LIBOR USD + 2.375%), 7/2/2029 (d)	2,000,000	1,987,690
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(d)	2,000,000	2,036,753
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,000,000	1,089,243
TIAA FSB Holdings, Inc., 6.000% (3 Month LIBOR USD + 4.704%), 3/15/2026 (d)	1,468,000	1,518,698
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (d)	2,500,000	2,511,485
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	2,250,000	2,310,705
United Community Banks, Inc., 4.500% (3 Month LIBOR USD + 2.120%), 1/30/2028 (d)	2,000,000	2,014,633
United Insurance Holdings Corp., 6.250%, 12/15/2027	3,000,000	3,089,274
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.945%), 4/1/2026 (a)(d)	2,000,000	2,048,519
Wachovia Capital Trust II, 2.803% (3 Month LIBOR USD + 0.500%), 1/15/2027 (d)	3,500,000	3,240,650
Wells Fargo & Co., 2.625%, 7/22/2022	1,000,000	1,006,071
Wintrust Financial Corp., 4.850%, 6/6/2029	2,500,000	2,533,790
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	2,000,000	2,001,430
ZAIS Group LLC, 7.000%, 11/15/2023 (a)	1,900,000	1,956,746

TOTAL CORPORATE OBLIGATIONS – (Cost – $169,260,900)		171,502,883

Preferred Stocks – 4.06%	Shares
Financial – 2.88%
B. Riley Financial, Inc.	120,000	3,144,000
Beal Trust I	2,000	2,055,000
TriState Capital Holdings, Inc.	40,000	1,042,000

		6,241,000

Real Estate Investment Trust – 1.18%
Ready Capital Corp., 6.200%, 04/30/2021	100,000	2,551,000

TOTAL PREFERRED STOCKS (Cost – $8,548,205)		8,792,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Shares	Value
Short-Term Investments – 4.27%
Money Market Funds – 4.27%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.190% (f)	9,240,165	$9,240,165

TOTAL SHORT-TERM INVESTMENTS (Cost – $9,240,165)		9,240,165

TOTAL INVESTMENTS – 99.02% (Cost – $212,155,785)		214,419,534

Other Assets in Excess of Liabilities – 0.98%		2,113,684

NET ASSETS – 100.00%		$216,533,218

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procesures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2019, the value of these securities amounted to $87,629,335, or 40.47% of net assets.

(b)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of July 31, 2019.
(c)	Illiquid security. At July 31, 2019, the value of these securities amounted to $6,666,000 or 3.08% of net assets.
(d)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed as of July 31, 2019.
(e)	Non-income producing security.
(f)	Rate disclosed is the seven day yield as of July 31, 2019.
(g)	See Note 5 to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – 7.76%
AMMC CLO Ltd., Series 2016-19A, Class E, 9.303% (3 Month LIBOR USD + 7.000%), 10/16/2028 (a)(b)	$500,000	$499,956
BlueMountain CLO Ltd., Series 2016-2A, Class D, 9.520% (3 Month LIBOR USD + 7.000%), 8/20/2028 (a)(b)	500,000	499,953
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 9.278% (3 Month LIBOR USD + 7.000%), 10/20/2029 (a)(b)	500,000	500,956
Madison Park Funding XII Ltd., Series 2014-12A, Class E, 7.378% (3 Month LIBOR USD + 5.100%), 7/20/2026 (a)(b)	500,000	497,999
MMCF CLO LLC, Series 2017-1A, Class D, 8.683% (3 Month LIBOR USD + 6.380%), 1/15/2028 (a)(b)(c)	500,000	487,672
OCP CLO Ltd., Series 2015-8A, Class D, 7.803% (3 Month LIBOR USD + 5.500%), 4/17/2027 (a)(b)	500,000	496,916
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class E, 10.803% (3 Month LIBOR USD + 8.500%), 4/15/2030 (a)(b)(c)	500,000	488,293
Venture XXIII Ltd., Series 2016-23A, Class ER, 8.253% (3 Month LIBOR USD + 5.950%), 7/19/2028 (a)(b)	1,000,000	977,665
Voya CLO Ltd., Series 2016-2A, Class D, 9.253% (3 Month LIBOR USD + 6.950%), 7/19/2028 (a)(b)	500,000	500,000
West CLO Ltd., Series 2014-1A, Class D, 7.200% (3 Month LIBOR USD + 4.900%), 7/18/2026 (a)(b)	500,000	497,143

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost – $5,450,548)		5,446,553

Common Stocks – 0.10%	Shares
Consumer, Non-cyclical – 0.10%
Cenveo Corp. (b)(c)(d)	4,630	69,450

TOTAL COMMON STOCKS (Cost – $490,470)		69,450

Corporate Obligations – 87.85%	Principal Amount
Basic Materials – 15.15%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (b)(e)	$500,000	538,125
Big River Steel LLC / BRS Finance Corp., 7.250%, 9/1/2025 (b)	350,000	373,625
Blue Cube Spinco LLC, 9.750%, 10/15/2023	250,000	275,625
Cascades, Inc., 5.750%, 7/15/2023 (b)(e)	128,000	130,438
Cleveland-Cliffs, Inc., 5.750%, 3/1/2025	54,000	54,972
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027 (b)	1,500,000	1,511,250
Coeur Mining, Inc., 5.875%, 6/1/2024	750,000	735,937
Consolidated Energy Finance SA, 6.500%, 5/15/2026 (b)(e)	1,250,000	1,243,750
Consolidated Energy Finance SA, 6.875%, 6/15/2025 (b)(e)	240,000	245,700
Cornerstone Chemical Co., 6.750%, 8/15/2024 (b)	175,000	162,312
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (b)	1,000,000	1,043,750
FMG Resources Ltd., 5.125%, 5/15/2024 (b)(e)	250,000	260,937
Kaiser Aluminum Corp., 5.875%, 5/15/2024	250,000	260,625
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022 (b)(e)	1,000,000	1,040,000
Mercer International, Inc., 7.375%, 1/15/2025	750,000	777,975

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Basic Materials – (continued)
Mercer International, Inc., 5.500%, 1/15/2026	$250,000	$240,938
Mineral Resources Ltd., 8.125%, 5/1/2027 (b)(e)	500,000	526,200
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (b)	500,000	512,500
United States Steel Corp., 6.250%, 3/15/2026	250,000	229,063
Versum Materials, Inc., 5.500%, 9/30/2024 (b)	435,000	466,538

		10,630,260

Communications – 8.89%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	510,625
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (b)	250,000	215,000
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024 (b)	500,000	543,750
CommScope Finance LLC, 8.250%, 3/1/2027 (b)	1,000,000	988,750
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	500,000	457,500
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	500,000	525,000
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (b)	600,000	614,250
Gray Television, Inc., 7.000%, 5/15/2027 (b)	1,000,000	1,096,250
Lamar Media Corp., 5.750%, 2/1/2026	250,000	264,612
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (b)	250,000	254,375
Radiate Holdco LLC / Radiate Finance, Inc., 6.875%, 2/15/2023 (b)	500,000	510,000
T-Mobile USA, Inc., 4.750%, 2/1/2028	250,000	257,813

		6,237,925

Consumer, Cyclical – 14.79%
American Axle & Manufacturing, Inc., 6.500%, 4/1/2027	1,000,000	1,003,750
Aramark Services, Inc., 5.000%, 2/1/2028 (b)	100,000	104,500
Arrow Bidco LLC, 9.500%, 3/15/2024 (b)	500,000	502,500
BCD Acquisition, Inc., 9.625%, 9/15/2023 (b)	1,000,000	1,048,750
Boyd Gaming Corp., 6.000%, 8/15/2026	500,000	524,375
Century Communities, Inc., 5.875%, 7/15/2025	500,000	505,000
Century Communities, Inc., 6.750%, 6/1/2027 (b)	1,000,000	1,036,250
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/2024 (b)(e)	250,000	264,375
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/2024	355,000	382,512
IAA Spinco, Inc., 5.500%, 6/15/2027 (b)	100,000	104,812
KB Home, 6.875%, 6/15/2027	1,000,000	1,096,250
Lions Gate Capital Holdings LLC, 5.875%, 11/1/2024 (b)	300,000	314,250
Lithia Motors, Inc., 5.250%, 8/1/2025 (b)	250,000	259,062
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.500%, 5/15/2027 (b)	250,000	254,688
Resideo Funding, Inc., 6.125%, 11/1/2026 (b)	1,038,000	1,098,983
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/2025	500,000	498,750
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	850,000	888,250
Wabash National Corp., 5.500%, 10/1/2025 (b)	500,000	488,750

		10,375,807

Consumer, Non-cyclical – 9.38%
Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027 (b)	250,000	257,500
Cimpress NV, 7.000%, 6/15/2026 (b)(e)	50,000	50,375
Darling Ingredients, Inc., 5.250%, 4/15/2027 (b)	100,000	104,625
Encompass Health Corp., 5.750%, 9/15/2025	750,000	783,750
Herc Holdings, Inc., 5.500%, 7/15/2027 (b)	500,000	501,875

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Consumer, Non-cyclical – (continued)
Hologic, Inc., 4.375%, 10/15/2025 (b)	$100,000	$100,924
JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 6/15/2025 (b)	250,000	259,063
JBS USA LUX SA / JBS USA Finance, Inc., 6.500%, 4/15/2029 (b)	750,000	807,187
Matthews International Corp., 5.250%, 12/1/2025 (b)	250,000	245,625
MEDNAX, Inc., 6.250%, 1/15/2027 (b)	500,000	496,759
Minerva Luxembourg SA, 6.500%, 9/20/2026 (b)(e)	500,000	511,250
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 4/15/2026 (b)	250,000	261,250
Select Medical Corp., 6.375%, 6/1/2021	100,000	100,250
Select Medical Corp., 6.250%, 8/15/2026 (b)(f)	1,000,000	1,000,000
ServiceMaster Co., LLC, 7.450%, 8/15/2027	500,000	552,500
United Rentals North America, Inc., 6.500%, 12/15/2026	500,000	544,850

		6,577,783

Energy – 14.71%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (b)	2,000,000	1,877,500
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 3/1/2027 (b)	250,000	235,005
Antero Resources Corp., 5.625%, 6/1/2023	500,000	475,000
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (b)	500,000	528,750
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.500%, 4/15/2021	900,000	897,750
Cheniere Energy Partners LP, 5.250%, 10/1/2025	1,000,000	1,040,020
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/2021	1,000,000	1,035,000
HilCorp. Energy I LP / HilCorp. Finance Co., 5.750%, 10/1/2025 (b)	250,000	244,375
PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023	1,000,000	1,042,800
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023	250,000	257,500
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (b)	1,500,000	1,387,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.500%, 7/15/2027 (b)	100,000	109,127
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/2026	250,000	261,275
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027 (b)	250,000	261,227
Warrior Met Coal, Inc., 8.000%, 11/1/2024 (b)	640,000	669,184

		10,322,013

Financial – 5.87%
Credit Acceptance Corp., 7.375%, 3/15/2023	115,000	119,888
Credit Acceptance Corp., 6.625%, 3/15/2026 (b)	500,000	540,650
Global Aircraft Leasing Co. Ltd., 6.500%, 9/15/2024 (b)	250,000	249,525
goeasy Ltd., 7.875%, 11/1/2022 (b)(e)	250,000	261,250
HAT Holdings I LLC / HAT Holdings II LLC, 5.250%, 7/15/2024 (b)	500,000	526,875
Hunt Cos, Inc., 6.250%, 2/15/2026 (b)	500,000	473,750
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, 10/15/2027	500,000	518,750
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (b)	400,000	416,500
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 7/1/2021	500,000	499,810
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/2027 (b)	300,000	261,000
Starwood Property Trust, Inc., 3.625%, 2/1/2021	250,000	252,000

		4,119,998

Industrial – 11.28%
American Woodmark Corp., 4.875%, 3/15/2026 (b)	250,000	248,750
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (b)(e)	353,000	365,355
BMC East LLC, 5.500%, 10/1/2024 (b)	135,000	138,244

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Industrial – (continued)
Boise Cascade Co., 5.625%, 9/1/2024 (b)	$500,000	$515,000
Bombardier, Inc., 7.500%, 12/1/2024 (b)(e)	900,000	930,105
Bombardier, Inc., 7.875%, 4/15/2027 (b)(e)	500,000	507,500
Clean Harbors, Inc., 4.875%, 7/15/2027 (b)	100,000	103,125
Cleaver-Brooks, Inc., 7.875%, 3/1/2023 (b)	100,000	92,750
Cloud Crane LLC, 10.125%, 8/1/2024 (b)	300,000	321,750
Covanta Holding Corp., 5.875%, 7/1/2025	1,000,000	1,043,750
Energizer Holdings, Inc., 7.750%, 1/15/2027 (b)	1,000,000	1,088,210
frontdoor, Inc., 6.750%, 8/15/2026 (b)	520,000	555,100
FXI Holdings, Inc., 7.875%, 11/1/2024 (b)	450,000	406,125
Griffon Corp., 5.250%, 3/1/2022	600,000	600,000
Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025 (b)	250,000	267,825
Stericycle, Inc., 5.375%, 7/15/2024 (b)	100,000	104,684
US Concrete, Inc., 6.375%, 6/1/2024	600,000	627,000

		7,915,273

Technology – 3.62%
CDK Global, Inc., 5.875%, 6/15/2026	750,000	800,625
CDW LLC / CDW Finance Corp., 5.000%, 9/1/2025	250,000	260,781
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 3/1/2025 (b)	250,000	251,488
Dell International LLC / EMC Corp., 7.125%, 6/15/2024 (b)	575,000	608,068
MTS Systems Corp., 5.750%, 8/15/2027 (b)	500,000	515,000
Qorvo, Inc., 5.500%, 7/15/2026	100,000	105,580

		2,541,542

Utilities – 4.16%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	263,750
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/2023 (b)(e)	500,000	508,750
Talen Energy Supply LLC, 10.500%, 1/15/2026 (b)	625,000	589,062
Talen Energy Supply LLC, 6.625%, 1/15/2028 (b)	250,000	240,625
Vistra Energy Corp., 8.000%, 1/15/2025 (b)	500,000	531,250
Vistra Operations Co. LLC, 5.000%, 7/31/2027 (b)	250,000	256,563
Vistra Operations Co. LLC, 5.625%, 2/15/2027 (b)	500,000	529,375

		2,919,375

TOTAL CORPORATE OBLIGATIONS – (Cost – $60,376,752)		61,639,976

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Shares	Value
Short-Term Investments – 4.44%
Money Market Funds – 4.44%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.190% (g)	3,111,568	$3,111,568

TOTAL SHORT-TERM INVESTMENTS (Cost – $3,111,568)		3,111,568

TOTAL INVESTMENTS – 100.15% (Cost – $69,429,338)		70,267,547

Liabilities in Excess of Other Assets – (0.15%)		(106,024)

NET ASSETS – 100.00%		$70,161,523

(a)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed as of July 31, 2019.
(b)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procesures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2019, the value of these securities amounted to $46,566,279, or 66.37% of net assets.

(c)	Illiquid security. At July 31, 2019, the value of these securities amounted to $1,045,415 or 1.49% of net assets.
(d)	As of July 31, 2019, the Fund has fair valued these securities. The value of these securities amounted to $69,450 or 0.10% of net assets. Value determined using significant unobservable inputs.
(e)	U.S. dollar denominated foreign security.
(f)	Security issued on a when-issued basis. On July 31, 2019, the total value of investments purchased on a when-issued basis was $1,000,000 or 1.43% of net assets.
(g)	Rate disclosed is the seven day yield as of July 31, 2019.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 39.88%
ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020 (a)	$488,331	$489,742
ACC Trust, Series 2018-1, Class C, 6.810%, 2/21/2023 (a)	1,000,000	1,014,482
American Credit Acceptance Receivables Trust, Series 2019-2, Class B, 3.050%, 5/12/2023 (a)	2,250,000	2,259,164
CARDS II Trust, Series 2019-1A, Class A, 2.715% (1 Month LIBOR USD + 0.390%), 5/15/2024 (a)(b)	4,000,000	4,006,384
CarMax Auto Owner Trust, Series 2018-3, Class A2B, 2.525% (1 Month LIBOR USD + 0.200%), 10/15/2021 (b)	131,048	131,090
Carvana Auto Receivables Trust, Series 2019-2A, Class B, 2.740%, 12/15/2023 (a)	1,000,000	1,001,350
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	195,215	196,274
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 2.734% (1 Month LIBOR USD + 0.370%), 8/8/2024 (b)	1,725,000	1,731,495
Conn’s Receivables Funding, Series 2017-B, Class B, 4.520%, 4/15/2021 (a)	4,088,667	4,106,681
Conn’s Receivables Funding, Series 2019-A, Class A, 3.400%, 10/16/2023 (a)	1,476,912	1,482,052
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class C, 4.870%, 1/16/2024 (a)	1,720,105	1,738,239
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A, 2.940%, 7/15/2026 (a)	2,000,000	2,005,170
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.770%, 4/18/2022 (a)	250,000	250,081
CPS Auto Receivables Trust, Series 2018-A, Class D, 3.660%, 12/15/2023 (a)	1,500,000	1,520,151
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)	500,000	516,075
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (a)	500,000	501,262
Credibly Asset Securitization LLC, Series 2018-1A, Class A, 4.800%, 11/15/2023 (a)	100,000	103,104
Discover Card Execution Note Trust, Series 2019-A2, Class A, 2.540% (1 Month LIBOR USD + 0.270%), 12/15/2023 (b)	4,000,000	4,012,688
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 2.815% (1 Month LIBOR USD + 0.490%), 7/15/2024 (b)	2,140,000	2,157,017
DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022 (a)	811,953	819,114
DT Auto Owner Trust, Series 2019-3A, Class B, 2.600%, 4/17/2023 (a)	1,000,000	1,001,439
DT Auto Owner Trust, Series 2017-1A, Class E, 5.790%, 2/15/2024 (a)	2,700,000	2,806,458
DT Auto Owner Trust, Series 2019-1A, Class E, 4.940%, 2/17/2026 (a)	800,000	826,455
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.680%, 7/17/2023 (a)	1,000,000	1,016,953
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.000%, 8/17/2026 (a)	265,000	265,262
First Investors Auto Owner Trust, Series 2017-2A, Class C, 3.000%, 8/15/2023 (a)	1,150,000	1,154,218
First Investors Auto Owner Trust, Series 2016-2A, Class E, 5.750%, 9/15/2023 (a)	1,000,000	1,028,910
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	500,000	508,793
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	200,000	202,037
Flagship Credit Auto Trust, Series 2015-2, Class D, 5.980%, 8/15/2022 (a)	300,000	306,345
Flagship Credit Auto Trust, Series 2017-1, Class E, 6.460%, 12/15/2023 (a)	1,500,000	1,594,947
Flagship Credit Auto Trust, Series 2017-4, Class D, 3.580%, 1/16/2024 (a)	310,000	315,429
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 2.785% (1 Month LIBOR USD + 0.460%), 11/15/2021 (b)	65,000	65,139
Foursight Capital Automobile Receivables Trust, Series 2017-1, Class B, 3.050%, 12/15/2022 (a)	1,090,000	1,095,810
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.560%, 1/16/2024 (a)	400,000	417,490
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.500%, 10/15/2024 (a)	250,000	257,965
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class B, 2.780%, 1/15/2025 (a)	1,500,000	1,502,673
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class E, 4.300%, 9/15/2025 (a)	500,000	501,134
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	1,000,000	1,002,009
FREED ABS Trust, Series 2019-1, Class A, 3.420%, 6/18/2026 (a)	1,661,690	1,668,794
Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023 (a)	100,000	101,915
GLS Auto Receivables Issuer Trust, Series 2019-1A, Class A, 3.370%, 1/17/2023 (a)	883,913	887,327
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023 (a)	461,915	465,381

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
GLS Auto Receivables Trust, Series 2018-2A, Class A, 3.250%, 4/18/2022 (a)	$278,762	$279,547
GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.350%, 8/15/2022 (a)	565,373	567,793
GLS Auto Receivables Trust, Series 2018-3A, Class C, 4.180%, 7/15/2024 (a)	1,500,000	1,542,697
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 2.670%, 9/25/2021 (a)	385,000	384,879
Hertz Vehicle Financing II LP, Series 2019-1A, Class B, 4.100%, 3/25/2023 (a)	500,000	511,332
Hertz Vehicle Financing II LP, Series 2018-1A, Class A, 3.290%, 2/25/2024 (a)	1,000,000	1,014,977
Marlette Funding Trust, Series 2019-3A, Class A, 2.690%, 9/17/2029 (a)	3,500,000	3,507,175
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(c)	409,846	379,353
Prestige Auto Receivables Trust, Series 2016-2A, Class D, 3.910%, 11/15/2022 (a)	2,000,000	2,027,803
Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class B, 6.840%, 1/18/2022 (a)	545,616	549,107
Skopos Auto Receivables Trust, Series 2018-1A, Class C, 4.770%, 4/17/2023 (a)	5,000,000	5,084,665
Skopos Auto Receivables Trust, Series 2015-2A, Class D, 4.000%, 12/16/2024 (a)	1,500,000	1,492,891
Tesla Auto Lease Trust, Series 2018-A, Class B, 2.750%, 2/20/2020 (a)	1,920,000	1,925,474
Tesla Auto Lease Trust, Series 2018-B, Class B, 4.120%, 10/20/2021 (a)	250,000	255,940
Trillium Credit Card Trust II, Series 2018-2A, Class A, 2.612% (1 Month LIBOR USD + 0.350%), 9/26/2023 (a)(b)	1,825,000	1,827,216
Trillium Credit Card Trust II, Series 2019-1A, Class A, 2.742% (1 Month LIBOR USD + 0.480%), 1/26/2024 (a)(b)	2,990,000	3,002,576
United Auto Credit Securitization Trust, Series 2018-2, Class C, 3.780%, 5/10/2023 (a)	1,180,000	1,187,776
Upstart Securitization Trust, Series 2019-2, Class A, 0.000%, 9/20/2029 (a)(e)	5,000,000	4,999,967
US Auto Funding LLC, Series 2019-1A, Class A, 3.610%, 4/15/2022 (a)	432,152	434,286
Verizon Owner Trust, Series 2016-1A, Class B, 1.460%, 1/20/2021 (a)	2,000,000	2,001,034
Veros Automobile Receivables Trust, Series 2018-1, Class A, 3.630%, 5/15/2023 (a)	1,827,350	1,836,353
Veros Automobile Receivables Trust, Series 2018-1, Class B, 4.050%, 2/15/2024 (a)	250,000	252,510
Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.650%, 2/15/2024 (a)	2,000,000	2,043,990
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	500,000	507,517
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2B, 2.795% (1 Month LIBOR USD + 0.470%), 2/15/2023 (a)(b)	1,000,000	1,004,130
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.530%, 5/15/2023 (a)	500,000	513,177
Westlake Automobile Receivables Trust, Series 2018-1A, Class F, 5.600%, 7/15/2024 (a)	500,000	510,191
Westlake Automobile Receivables Trust, Series 2017-1A, Class E, 5.050%, 8/15/2024 (a)	1,900,000	1,941,198
World Financial Network Credit Card Master Trust, Series 2019-B, Class M, 3.040%, 4/15/2026	3,365,000	3,371,777

TOTAL ASSET-BACKED SECURITIES – (Cost – $93,567,456)		93,991,829

Collateralized Loan Obligations – 6.60%
Eastland CLO Ltd., Series 2007-1A, Class C, 4.079% (3 Month LIBOR USD + 1.500%), 5/1/2022 (a)(b)	3,989,296	3,989,292
Elevation CLO Ltd., Series 2016-5A, Class X, 3.076% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(b)	750,000	750,000
Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class AR, 3.378% (3 Month LIBOR USD + 1.100%), 10/22/2025 (a)(b)	760,839	760,833
Hull Street CLO Ltd., Series 2014-1A, Class AR, 3.520% (3 Month LIBOR USD + 1.220%), 10/18/2026 (a)(b)	1,007,409	1,008,421
JFIN MM CLO Ltd., Series 2014-1A, Class A, 3.878% (3 Month LIBOR USD + 1.600%), 4/21/2025 (a)(b)	236,040	236,123
Mountain View CLO Ltd., Series 2014-1A, Class ARR, 3.103% (3 Month LIBOR USD + 0.800%), 10/15/2026 (a)(b)	2,324,009	2,314,594

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Palmer Square CLO Ltd., Series 2018-3A, Class A1, 3.534% (3 Month LIBOR USD + 0.850%), 8/15/2026 (a)(b)	$332,469	$331,110
Peaks CLO Ltd., Series 2014-1A, Class X, 3.176% (3 Month LIBOR USD + 0.900%), 7/25/2030 (a)(b)	500,000	500,000
Peaks CLO Ltd., Series 2018-3, Class X, 3.176% (3 Month LIBOR USD + 0.900%), 1/27/2031 (a)(b)	1,000,000	1,000,000
Symphony CLO XIV Ltd., Series 2014-14A, Class A2R, 3.583% (3 Month LIBOR USD + 1.280%), 7/14/2026 (a)(b)	1,664,061	1,665,580
TCW CLO AMR Ltd., Series 2019-1A, Class X, 3.579% (3 Month LIBOR USD + 0.900%), 2/15/2029 (a)(b)	3,000,000	3,000,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost – $15,558,181)		15,555,953

Collateralized Mortgage Obligations – 41.88%
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A2, 3.817%, 10/26/2048 (a)(d)	3,641,528	3,713,186
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919%, 10/26/2048 (a)(d)	1,820,764	1,862,210
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(d)	1,000,000	1,000,089
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A, 2.808%, 4/12/2028 (a)	1,000,000	997,695
Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059 (a)(d)	3,103,757	3,126,836
COLT Mortgage Loan Trust, Series 2017-2, Class A2A, 2.568%, 10/25/2047 (a)(f)	2,291,811	2,295,079
COLT Mortgage Loan Trust, Series 2018-1, Class A2, 2.981%, 2/25/2048 (a)(f)	128,291	128,915
COLT Mortgage Loan Trust, Series 2018-3, Class A1, 3.692%, 10/26/2048 (a)(f)	981,622	991,061
COLT Mortgage Loan Trust, Series 2019-1, Class A2, 3.909%, 3/25/2049 (a)(f)	872,082	880,744
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M1, 3.116% (1 Month LIBOR USD + 0.850%), 8/25/2031 (a)(b)	481,645	482,916
Connecticut Avenue Securities Trust, Series 2019-R04, Class 2M1, 3.016% (1 Month LIBOR USD + 0.750%), 6/27/2039 (a)(b)	2,981,397	2,988,078
CSMC Trust, Series 2018-RPL2, Class A2, 4.266%, 8/25/2062 (a)(f)	500,000	504,570
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3, 3.485%, 12/26/2046 (a)(f)	215,351	216,272
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (a)(f)	1,000,000	1,006,552
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (a)(f)	750,000	763,597
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, 3.027%, 12/25/2057 (a)(f)	409,153	412,143
Deephaven Residential Mortgage Trust, Series 2018-1A, Class M1, 3.939%, 12/25/2057 (a)(f)	740,000	740,271
Deephaven Residential Mortgage Trust, Series 2018-1A, Class B1, 4.340%, 12/25/2057 (a)(f)	2,000,000	1,994,458
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A2, 3.897%, 1/25/2059 (a)(f)	1,731,588	1,743,342
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, 3.558%, 4/25/2059 (a)(f)	1,865,055	1,883,819
Ellington Financial Mortgage Trust, Series 2017-1, Class A1, 2.687%, 10/25/2047 (a)(f)	2,176,826	2,187,253
Ellington Financial Mortgage Trust, Series 2018-1, Class AFLA, 3.016% (1 Month LIBOR USD + 0.750%), 10/25/2058 (a)(b)	700,068	701,951
Federal Home Loan Mortgage Corp., Series 2019-HQA1, Class M1, 3.166% (1 Month LIBOR USD + 0.900%), 2/25/2049 (a)(b)	1,850,000	1,855,665
Federal Home Loan Mortgage Corp., Series 2019-DNA2, Class M1, 3.066% (1 Month LIBOR USD + 0.800%), 3/25/2049 (a)(b)	447,121	448,108
Federal National Mortgage Association, Series 2016-C04, Class 1M1, 3.716% (1 Month LIBOR USD + 1.450%), 1/25/2029 (b)	923,476	926,780
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375%, 9/25/2028 (a)(f)	230,359	231,505
FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110%, 6/25/2049 (a)(f)	2,000,000	1,998,254
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(f)	502,178	512,141

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 3.225% (1 Month LIBOR USD + 0.900%), 7/15/2031 (a)(b)	$500,000	$499,950
Headlands Residential, Series 2019-RPL1, Class NOTE, 3.967%, 6/25/2024 (a)(d)	2,000,000	1,996,952
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, 3.766%, 6/25/2048 (a)(f)	1,832,333	1,857,333
Homeward Opportunities Fund I Trust, Series 2019-1, Class A2, 3.556%, 1/25/2059 (a)(f)	901,926	913,347
JP Morgan Mortgage Trust, Series 2019-3, Class A11, 3.216% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(b)	882,552	886,770
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.000%, 12/25/2054 (a)(f)	889,069	901,845
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A2, 3.701%, 4/25/2049 (a)(f)	930,784	952,569
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(f)	933,299	942,581
OBX Trust, Series 2019-EXP1, Class 2A1A, 3.216% (1 Month LIBOR USD + 0.950%), 1/27/2059 (a)(b)	4,146,778	4,170,526
Pepper Residential Securities Trust, Series 21A, Class A1U, 3.212% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(b)	364,218	364,920
Pepper Residential Securities Trust, Series 22A, Class A1U, 3.272% (1 Month LIBOR USD + 1.000%), 6/21/2060 (a)(b)	189,984	190,551
Pepper Residential Securities Trust, Series 23A, Class A1U, 3.250% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(b)	413,127	414,213
Pretium Mortgage Credit Partners I LLC, Series 2019-CFL1, Class A2, 4.949%, 1/29/2059 (a)(d)	2,000,000	2,015,000
PRPM LLC, Series 2019-1A, Class A1, 4.500%, 1/25/2024 (a)(d)	395,421	400,673
PRPM LLC, Series 2019-2A, Class A1, 3.967%, 4/25/2024 (a)(d)	1,944,653	1,976,390
PRPM LLC, Series 2019-3A, Class A1, 0.000%, 7/25/2024 (a)(d)(e)	10,000,000	9,996,240
RAAC Series Trust, Series 2005-SP3, Class M1, 2.796% (1 Month LIBOR USD + 0.530%), 12/25/2035 (b)	222,047	224,641
Residential Mortgage Loan Trust, Series 2019-2, Class A1, 2.913%, 5/25/2059 (a)(f)	2,923,406	2,918,597
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(f)	4,872,343	4,864,357
RESIMAC Bastille Trust Series, Series 2018-1NCA, Class A1, 3.210% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(b)	632,857	634,511
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/25/2048 (a)(f)	467,175	470,540
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 2.636% (1 Month LIBOR USD + 0.370%), 7/25/2034 (b)	305,386	305,873
Toorak Mortgage Ltd., Series 2018-1, Class A1, 4.336%, 8/25/2021 (a)(d)	2,000,000	2,014,962
Velocity Commercial Capital Loan Trust, Series 2018-2, Class M1, 4.260%, 10/25/2048 (a)(f)	219,088	220,853
Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760%, 3/25/2049 (a)(f)	969,488	986,891
Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.690%, 11/25/2047 (a)(f)	3,565,277	3,562,518
Verus Securitization Trust, Series 2017-SG1A, Class A3, 2.825%, 11/25/2047 (a)(f)	2,640,182	2,649,132
Verus Securitization Trust, Series 2017-SG1A, Class B1, 3.615%, 11/25/2047 (a)(d)	740,000	739,556
Verus Securitization Trust, Series 2018-INV1, Class A2, 3.849%, 3/25/2058 (a)(f)	1,369,244	1,383,200
Verus Securitization Trust, Series 2018-INV1, Class B2, 5.648%, 3/25/2058 (a)(f)	235,000	236,405
Verus Securitization Trust, Series 2019-INV1, Class A2, 3.504%, 12/25/2058 (a)(f)	469,775	476,376
Verus Securitization Trust, Series 2019-1, Class A2, 3.938%, 2/25/2059 (a)(f)	3,140,939	3,205,347
Verus Securitization Trust, Series 2019-2, Class A3, 3.448%, 5/25/2059 (a)(f)	4,767,698	4,795,289
Visio Trust, Series 2019-1, Class A2, 3.673%, 6/25/2054 (a)(f)	983,329	991,369
Visio Trust, Series 2019-1, Class A3, 3.825%, 6/25/2054 (a)(f)	2,949,988	2,972,136

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – (Cost – $98,105,456)		98,725,903

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value
Corporate Obligations – 0.97%
Consumer, Non-cyclical – 0.10%
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/2020	$250,000	$248,125

Energy – 0.22%
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/2021	500,000	517,500

Financial – 0.43%
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 7/1/2021	750,000	749,715
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (b)	250,000	254,500

		1,004,215

Industrial – 0.22%
Arconic, Inc., 6.150%, 8/15/2020	500,000	516,315

TOTAL CORPORATE OBLIGATIONS – (Cost – $2,280,093)		2,286,155

Mortgage Backed Securities – U.S. Government Agency Issues – 7.71%
Federal Home Loan Mortgage Corp., Series K504, Class A2, 2.566%, 9/25/2020 (f)	6,174,434	6,176,225
Federal Home Loan Mortgage Corp., Series KJ02, Class A2, 2.597%, 9/25/2020	2,438,095	2,438,731
Federal Home Loan Mortgage Corp., Series KF23, Class A, 2.878% (1 Month LIBOR USD + 0.480%), 9/25/2023 (b)	2,423,567	2,428,402
Federal Home Loan Mortgage Corp., Series Q009, Class A, 2.675% (1 Month LIBOR USD + 0.350%), 4/25/2024 (b)	2,000,000	2,002,496
Federal Home Loan Mortgage Corp., Series KF64, Class A, 2.838% (1 Month LIBOR USD + 0.440%), 6/25/2026 (b)	2,000,000	1,998,782
Federal Home Loan Mortgage Corp., Series KF21, Class A, 2.878% (1 Month LIBOR USD + 0.480%), 7/25/2026 (b)	3,126,964	3,132,808

TOTAL MORTGAGE BACKED SECURITIES – U.S. GOVERNMENT AGENCY ISSUES – (Cost – $18,173,292)		18,177,444

	Shares
Short-Term Investments – 6.90%
Money Market Funds – 6.90%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.190% (g)(h)	16,254,384	16,254,384

TOTAL SHORT-TERM INVESTMENTS (Cost – $16,254,384)		16,254,384

TOTAL INVESTMENTS – 103.94% (Cost – $243,938,862)		244,991,668

Liabilities in Excess of Other Assets – (3.94%)		(9,292,292)

NET ASSETS – 100.00%		$235,699,376

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procesures established by the Fund’s Board of Trustees. At July 31, 2019, the value of these securities amounted to $195,347,185, or 82.88% of net assets.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

(b)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed as of July 31, 2019.
(c)	Principal Only Security.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2019.
(e)	Security issued on a when-issued basis. On July 31, 2019, the total value of investments purchased on a when-issued basis was $14,996,207 or 6.36% of net assets.
(f)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2019.
(g)	Rate disclosed is the seven day yield as of July 31, 2019.
(h)	All or portion of this security has been pledged as collateral in connection with open futures contracts.

Schedule of Open Futures Contracts

Long Futures Contracts	Expiration Month	Number of Long (Short) Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
90 Day Euro$ Future	December 2019	36	$8,806,950	$31,424

Short Futures Contracts
90 Day Euro$ Future	March 2020	(12)	(2,942,700)	$3,558
90 Day Euro$ Future	September 2020	(36)	(8,843,850)	(46,176)
2 Year ERIS Aged Standard Swap Future	December 2020	(24)	(2,423,894)	(36,170)
2 Year ERIS Aged Standard Swap Future	March 2021	(61)	(6,177,171)	(70,973)
2 Year ERIS Aged Standard Swap Future	June 2021	(45)	(4,588,799)	(19,816)
3 Year ERIS Aged Standard Swap Future	September 2021	(96)	(9,639,168)	(86,200)
3 Year ERIS Aged Standard Swap Future	December 2021	(58)	(5,916,342)	(88,927)
3 Year ERIS Aged Standard Swap Future	June 2022	(53)	(5,470,475)	(88,100)

				$(432,804)

Long/Short Total				$(401,380)

See accompanying notes which are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2019 (Unaudited)

	Multi-Strategy Income Fund (a)	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund
Assets
Investments in unaffiliated securities, at value (cost $7,835,677,408 $212,155,785, $69,429,338, and $243,938,862 respectively)	$7,846,839,906	$214,419,534	$70,267,547	$244,991,668
Investments in affiliated securities, at value (cost $147,521,924, $0, $0, and $0 respectively)	148,170,933	–	–	–
Cash	462,547	–	–	–
Variation margin on future contracts	873,036	–	–	42,136
Deposit at broker for futures	4,212,377	–	–	234,256
Deposit at brokers for reverse repurchase agreements	910,452	–	–	–
Receivable for fund shares sold	15,934,158	685,496	12,500	5,206,765
Receivable for investments sold	18,132,572	–	–	0
Dividends and interest receivable	24,813,803	1,931,535	1,025,966	482,639
Prepaid expenses	141,085	40,395	20,375	37,008

Total Assets	8,060,490,869	217,076,960	71,326,388	250,994,472

Liabilities
Payable for reverse repurchase agreements	54,476,000	–	–	–
Payable for credit agreements	250,000,000	–	–	–
Payable for fund shares redeemed	12,176,899	321,688	22,219	193,537
Payable for investments purchased	16,862,090	–	1,000,000	14,999,879
Payable for distributions to shareholders	7,769,462	58,110	72,770	10,715
Variation margin on futures contracts	–	–	–	–
Interest payable for credit and reverse repurchase agreements	964,202	–	–	–
Payable to Adviser	5,737,661	90,298	15,611	16,921
Payable to administrator, fund accountant, and transfer agent	340,162	22,054	15,436	16,162
Payable to custodian	54,285	881	790	794
12b-1 fees accrued	540,439	7,991	5,165	12,462
Other accrued expenses	151,154	42,720	32,874	44,626

Total Liabilities	349,072,354	543,742	1,164,865	15,295,096

Net Assets	$7,711,418,515	$216,533,218	$70,161,523	$235,699,376

Net Assets consist of:
Paid-in capital	$8,179,265,383	$249,918,406	$71,051,566	$234,686,030
Total distributable earnings (accumulated deficit)	(467,846,868)	(33,385,188)	(890,043)	1,013,346

Net Assets	$7,711,418,515	$216,533,218	$70,161,523	$235,699,376

Class A:
Net Assets	$520,040,708	$8,863,596	$7,666,569	$19,238,711

Shares outstanding (unlimited number of shares authorized, no par value)	46,849,581	937,066	655,456	1,908,057

Net asset value (“NAV”) per share	$11.10	$9.46	$11.70	$10.08

Offering price per share (NAV/0.9775) (b)	$11.36	$9.68	$11.97	$–

Class C
Net Assets	$111,345,090	$2,754,771	$–	$–

Shares outstanding (unlimited number of shares authorized, no par value)	10,119,470	294,039	–	–

Net asset value (“NAV”) and offering price per share	$11.00	$9.37	$–	$–

Minimum redemption price per share (NAV*0.99) (c)	$10.89	$9.28	$–	$–

Institutional Class:
Net Assets	$7,080,032,717	$204,914,851	$62,494,954	$216,460,665

Shares outstanding (unlimited number of shares authorized, no par value)	638,863,755	21,707,245	5,364,347	21,468,936

Net asset value (“NAV”) and offering price per share	$11.08	$9.44	$11.65	$10.08

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)	Class A shares impose a maximum 2.25% sales charge on purchases. This fee is not charged to shareholders of the UltraShort Income Fund.
(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.

See accompanying notes which are an integral part of these financial statements.

Statements of Operations

For the Period Ended July 31, 2019 (Unaudited)

	Multi-Strategy Income Fund (a)	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund
Investment Income
Interest	$220,469,185	$4,317,771	$2,111,809	$2,843,018
Dividends from unaffiliated investments	431,325	161,562	–	–
Dividends from affiliate investments	3,028,866	–	–	–

Total Investment Income	223,929,376	4,479,333	2,111,809	2,843,018

Expenses
Investment Advisory (See Note 4)	33,473,773	762,367	175,799	351,518
12b-1 – Class A	696,454	9,454	5,443	13,772
12b-1 – Class C	537,502	10,081	–	–
Fund accounting	509,844	21,155	17,654	24,520
Administration	409,476	28,169	12,843	15,986
Transfer agent	304,115	24,468	13,504	15,672
Legal	276,518	13,738	6,480	13,487
Custodian	189,798	3,564	1,841	5,101
Printing	187,514	5,155	1,157	2,024
Registration	182,020	36,580	21,297	23,082
Trustee	140,616	26,046	24,401	25,497
Audit	33,279	14,646	12,112	12,114
Insurance	29,393	543	276	362
Compliance	9,842	9,760	9,760	9,760
Miscellaneous	53,545	2,086	1,170	1,170
Interest & commissions	6,127,902	–	–	–

Total Expenses	43,161,591	967,812	303,737	514,065

Fees contractually recouped (waived) by Adviser (See Note 4)	(373,754)	–	(90,532)	–
Fees voluntarily waived by Adviser (See Note 4)	–	(357,228)	–	(300,567)

Net operating expenses	42,787,837	610,584	213,205	213,498

Net Investment Income	181,141,539	3,868,749	1,898,604	2,629,520

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments in unaffiliated securities	(24,253,063)	160,536	(376,169)	465,106
Net realized gain (loss) on futures contracts	(10,650,122)	–	–	(132,398)
Net change in unrealized appreciation (depreciation) on investments in unaffiliated securities	88,669,416	2,462,307	2,013,286	783,977
Net change in unrealized appreciation (depreciation) on investments in affiliated securities	1,708,413	–	–	–
Net change in unrealized appreciation (depreciation) on futures contracts	(11,167,483)	–	–	(245,005)

Net realized and unrealized gain (loss) on investments	44,307,161	2,622,843	1,637,117	871,680

Net increase (decrease) in net assets resulting from operations	$225,448,700	$6,491,592	$3,535,721	$3,501,200

(a)	Statement has been consolidated. See Notes 1 in the Notes to Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Statement of Cash Flows (a)

For the period ended July 31, 2019 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$225,448,700
Net adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Net amortization and accretion of premium and discount	(8,852,811)
Net realized paydown gains on mortgage backed and other asset backed securities	(32,692,558)
Purchases of short-term investments, net	284,037,932
Purchases of investments	(2,835,447,579)
Proceeds from sales of long-term investments	2,260,471,298
Net change in unrealized depreciation on investments	(90,377,829)
Net change in unrealized appreciation on futures contracts	11,167,483
Net realized loss on investments	24,253,063
Net realized loss on futures contracts	10,650,122
Change in assets and liabiliites:
Decrease in deposits at broker for futures	2,690,179
Decrease in deposits at broker for reverse repurchase agreements	322,863
Increase in receivable for investments sold	(2,060,406)
Increase in dividends and interest receivable	(518,582)
Increase in prepaid expense	(41,518)
Increase in payable for investments purchased	(137,921,938)
Increase in interest payable for credit and reverse repurchase agreements	(379,101)
Change in variation margin paid on futures contracts	(25,384,164)
Decrease in payable to Adviser	460,246
Increase in payable to administrator, fund accountant and transfer agent	(65,629)
Increase in payable to custodian	(8,207)
Decrease in 12b-1 fees accrued	329,544
Increase in other accrued expenses	(589,510)

Net cash used in operating activities	(314,508,402)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	1,671,495,950
Payment on shares redeemed	(1,336,961,704)
Distributions paid to shareholders	(45,986,509)
Purchases of reverse repurchase agreements	54,476,000
Proceeds from reverse repurchase agreements	(28,061,000)

Net cash provided by financing activities	314,962,737

Net change in cash	$454,335
CASH:
Beginning Balance	8,212

Ending Balance	$462,547

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$6,507,003
Non-cash financing activities - distributions reinvested	138,263,070
Non-cash financing activities - decrease in receivable for fund shares sold	(63,477,450)
Non-cash financing activities - decrease in payable for fund shares redeemed	13,575,855

(a)	Statement has been consolidated. See Note 1 in the notes to Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Statements of Changes in Net Assets

	For the Period Ended July 31, 2019 (a) (Unaudited)	For the Year Ended January 31, 2019 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$181,141,539	$343,505,141
Net realized gain (loss) on investment transactions and futures contracts	(34,903,185)	(61,399,003)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	79,210,346	(76,909,996)

Net increase (decrease) in net assets resulting from operations	225,448,700	205,196,142

Distributions to Shareholders
Distributions, Class A	(13,076,548)	(27,574,577)
Distributions, Class C	(2,155,524)	(3,809,688)
Distributions, Institutional Class	(169,857,604)	(310,374,827)

Total distributions	(185,089,676)	(341,759,092)

Capital Transactions – Class A
Proceeds from shares sold	98,541,715	268,588,629
Reinvestment of distributions	10,657,267	22,432,061
Amount paid for shares redeemed	(182,485,025)	(227,801,206)

Total Class A	(73,286,043)	63,219,484

Capital Transactions – Class C
Proceeds from shares sold	17,824,383	34,718,380
Reinvestment of distributions	1,861,007	3,267,836
Amount paid for shares redeemed	(11,374,998)	(20,483,167)

Total Class C	8,310,392	17,503,049

Capital Transactions – Institutional Class
Proceeds from shares sold	1,491,652,402	3,161,058,008
Reinvestment of distributions	125,744,796	234,729,365
Amount paid for shares redeemed	(1,129,525,826)	(2,543,951,072)

Total Institutional Class	487,871,372	851,836,301

Net increase (decrease) in net assets resulting from capital transactions	422,895,721	932,558,834

Total Increase (Decrease) in Net Assets	463,254,745	795,995,884

Net Assets
Beginning of period	7,248,163,770	6,452,167,886

End of period	$7,711,418,515	$7,248,163,770

Share Transactions – Class A
Shares sold	8,906,369	24,002,941
Shares issued in reinvestment of distributions	962,709	2,009,374
Shares redeemed	(16,489,567)	(20,388,854)

Total Class A	(6,620,489)	5,623,461

Share Transactions – Class C
Shares sold	1,624,991	3,132,816
Shares issued in reinvestment of distributions	169,561	295,076
Shares redeemed	(1,036,372)	(1,847,924)

Total Class C	758,180	1,579,968

Share Transactions – Institutional Class
Shares sold	135,042,367	283,672,672
Shares issued in reinvestment of distributions	11,377,301	21,058,587
Shares redeemed	(102,208,734)	(228,686,822)

Total Institutional Class	44,210,934	76,044,437

Net increase (decrease) in share transactions	38,348,625	83,247,866

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2019 (Unaudited)	For the Year Ended January 31, 2019
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$3,868,749	$6,068,997
Net realized gain (loss) on investment transactions	160,536	38,651
Net change in unrealized appreciation (depreciation) on investments	2,462,307	(1,759,747)

Net increase (decrease) in net assets resulting from operations	6,491,592	4,347,901

Distributions to Shareholders
Distributions, Class A	(170,504)	(386,348)
Distributions, Class C	(38,485)	(61,211)
Distributions, Institutional Class	(3,836,716)	(5,476,487)

Total distributions	(4,045,705)	(5,924,046)

Capital Transactions – Class A
Proceeds from shares sold	4,364,884	3,327,487
Reinvestment of distributions	164,113	370,754
Amount paid for shares redeemed	(2,854,250)	(5,875,413)

Total Class A	1,674,747	(2,177,172)

Capital Transactions – Class C
Proceeds from shares sold	1,102,327	826,217
Reinvestment of distributions	30,875	45,602
Amount paid for shares redeemed	(444,093)	(279,619)

Total Class C	689,109	592,200

Capital Transactions – Institutional Class
Proceeds from shares sold	97,549,953	65,146,324
Reinvestment of distributions	3,522,450	4,993,847
Amount paid for shares redeemed	(20,836,938)	(52,827,103)

Total Institutional Class	80,235,465	17,313,068

Net increase (decrease) in net assets resulting from capital transactions	82,599,321	15,728,096

Total Increase (Decrease) in Net Assets	85,045,208	14,151,951

Net Assets
Beginning of period	131,488,010	117,336,059

End of period	$216,533,218	$131,488,010

Share Transactions – Class A
Shares sold	465,686	355,918
Shares issued in reinvestment of distributions	17,446	39,535
Shares redeemed	(305,339)	(628,374)

Total Class A	177,793	(232,921)

Share Transactions – Class C
Shares sold	117,955	89,355
Shares issued in reinvestment of distributions	3,315	4,909
Shares redeemed	(47,720)	(30,042)

Total Class C	73,550	64,222

Share Transactions – Institutional Class
Shares sold	10,418,992	6,957,112
Shares issued in reinvestment of distributions	375,064	533,561
Shares redeemed	(2,222,014)	(5,641,905)

Total Institutional Class	8,572,042	1,848,768

Net increase (decrease) in share transactions	8,823,385	1,680,069

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2019 (Unaudited)	For the Year Ended January 31, 2019
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$1,898,604	$2,981,229
Net realized gain (loss) on investment transactions	(376,169)	(81,711)
Net change in unrealized appreciation (depreciation) on investments	2,013,286	(2,558,255)

Net increase (decrease) in net assets resulting from operations	3,535,721	341,263

Distributions to Shareholders
Distributions, Class A	(126,712)	(98,028)
Distributions, Institutional Class	(1,805,187)	(2,861,920)

Total distributions	(1,931,899)	(2,959,948)

Capital Transactions – Class A
Proceeds from shares sold	4,926,306	2,035,119
Reinvestment of distributions	126,379	97,975
Amount paid for shares redeemed	(237,487)	(580,470)

Total Class A	4,815,198	1,552,624

Capital Transactions – Institutional Class
Proceeds from shares sold	12,888,134	1,972,685
Reinvestment of distributions	1,378,829	2,064,850
Amount paid for shares redeemed	(1,704,623)	(4,604,828)

Total Institutional Class	12,562,340	(567,293)

Net increase (decrease) in net assets resulting from capital transactions	17,377,538	985,331

Total Increase (Decrease) in Net Assets	18,981,360	(1,633,354)

Net Assets
Beginning of period	51,180,163	52,813,517

End of period	$70,161,523	$51,180,163

Share Transactions – Class A
Shares sold	423,262	175,016
Shares issued in reinvestment of distributions	10,837	8,532
Shares redeemed	(20,325)	(50,060)

Total Class A	413,774	133,488

Share Transactions – Institutional Class
Shares sold	1,125,526	171,186
Shares issued in reinvestment of distributions	118,883	179,271
Shares redeemed	(146,265)	(396,962)

Total Institutional Class	1,098,144	(46,505)

Net increase (decrease) in share transactions	1,511,918	86,983

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2019 (Unaudited)	For the Period Ended January 31, 2019
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$2,629,520	$1,798,217
Net realized gain (loss) on investment transactions and futures contracts	332,708	(27,431)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	538,972	112,453

Net increase (decrease) in net assets resulting from operations	3,501,200	1,883,239

Distributions to Shareholders
Distributions, Class A (a)	(163,938)	(26,050)
Distributions, Institutional Class (b)	(2,399,020)	(1,782,085)

Total distributions	(2,562,958)	(1,808,135)

Capital Transactions – Class A (a)
Proceeds from shares sold	16,261,084	7,976,386
Reinvestment of distributions	153,227	16,397
Amount paid for shares redeemed	(5,142,267)	(96,652)

Total Class A	11,272,044	7,896,131

Capital Transactions – Institutional Class (b)
Proceeds from shares sold	133,283,332	118,511,344
Reinvestment of distributions	2,342,799	1,737,394
Amount paid for shares redeemed	(26,636,511)	(13,720,503)

Total Institutional Class	108,989,620	106,528,235

Net increase (decrease) in net assets resulting from capital transactions	120,261,664	114,424,366

Total Increase (Decrease) in Net Assets	121,199,906	114,499,470

Net Assets
Beginning of period	114,499,470	–

End of period	$235,699,376	$114,499,470

Share Transactions – Class A (a)
Shares sold	1,614,320	796,670
Shares issued in reinvestment of distributions	15,218	1,637
Shares redeemed	(510,140)	(9,648)

Total Class A	1,119,398	788,659

Share Transactions – Institutional Class (b)
Shares sold	13,243,297	11,837,291
Shares issued in reinvestment of distributions	232,751	173,410
Shares redeemed	(2,647,555)	(1,370,258)

Total Institutional Class	10,828,493	10,640,443

Net increase (decrease) in share transactions	11,947,891	11,429,102

(a)	Class A Shares commenced operations on April 30, 2018.
(b)	Institutional Class Shares commenced operations on April 2, 2018.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class A

Consolidated Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2019 (Unaudited)		For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Year Ended January 31, 2016	For the Year Ended January 31, 2015
Selected Per Share Data:
Net asset value, beginning of period	$11.04		$11.26	$11.30	$11.28	$12.08	$12.17

Income from investment operations:
Net investment income (loss)	0.26		0.52	0.54	0.60	0.66	0.62
Net realized and unrealized gain (loss) on investments	0.06		(0.22)	(0.02)	0.12	(0.69)	(0.09)

Total from investment operations	0.32		0.30	0.52	0.72	(0.03)	0.53

Less distributions to shareholders:
From net investment income	(0.26)		(0.52)	(0.56)	(0.70)	(0.77)	(0.62)

Total distributions	(0.26)		(0.52)	(0.56)	(0.70)	(0.77)	(0.62)

Net asset value, end of period	$11.10		$11.04	$11.26	$11.30	$11.28	$12.08

Total return (a)	2.91	% (b)	2.72%	4.69%	6.64%	-0.33%	4.41%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$520,041		$590,386	$538,699	$431,536	$470,926	$376,374
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (c)(d)(e)	1.35	% (f)	1.37%	1.40%	1.38%	1.41%	1.46%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (recapture)	4.59	% (f)	4.69%	4.80%	5.42%	5.68%	4.69%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (recapture)	4.60	% (f)	4.67%	4.76%	5.38%	5.69%	4.86%
Portfolio turnover rate	29.83	% (b)	71.49%	81.13%	64.45%	43.68%	54.36%

(a) Total return does not include the effects of sales charges.
(b) Not annualized.
(c) Ratio of expenses to average net assets before waiver and reimbursement (recapture).	1.36	% (f)	1.35%	1.36%	1.34%	1.43%	1.62%
(d) Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense.	1.21	% (f)	1.20%	1.20%	1.20%	1.25%	1.40%
(e) Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense.	1.20	% (f)	1.22%	1.24%	1.24%	1.24%	1.24%
(f) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class C

Consolidated Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2019 (Unaudited)		For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Period Ended January 31, 2016 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.95		$11.17	$11.23	$11.26	$12.06

Income from investment operations:
Net investment income (loss)	0.22		0.44	0.46	0.56	0.32
Net realized and unrealized gain (loss) on investments	0.05		(0.22)	(0.03)	0.08	(0.70)

Total from investment operations	0.27		0.22	0.43	0.64	(0.38)

Less distributions to shareholders:
From net investment income	(0.22)		(0.44)	(0.49)	(0.67)	(0.42)

Total distributions	(0.22)		(0.44)	(0.49)	(0.67)	(0.42)

Net asset value, end of period	$11.00		$10.95	$11.17	$11.23	$11.26

Total return (b)	2.47	% (c)	2.04%	3.90%	5.87%	-3.20	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$111,345		$102,487	$86,923	$47,541	$17,650
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (d)(e)(f)	2.10	% (g)	2.12%	2.15%	2.12%	2.21	% (g)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (recapture)	3.84	% (g)	3.94%	4.03%	4.45%	5.65	% (g)
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (recapture)	3.85	% (g)	3.92%	3.99%	4.41%	5.65	% (g)
Portfolio turnover rate	29.83	% (c)	71.49%	81.13%	64.45%	43.68	% (c)

(a) Class commenced operations on August 4, 2015.
(b) Total return does not include the effects of sales charges.
(c) Not Annualized.
(d) Ratio of expenses to average net assets before waiver and reimbursement (recapture).	2.11	% (g)	2.10%	2.11%	2.08%	2.21	% (g)
(e) Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense.	1.96	% (g)	1.95%	1.95%	1.95%	1.99	% (g)
(f) Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense.	1.95	% (g)	1.97%	1.99%	1.99%	1.99	% (g)
(g) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Institutional Class

Consolidated Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2019 (Unaudited)		For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Year Ended January 31, 2016	For the Year Ended January 31, 2015
Selected Per Share Data:
Net asset value, beginning of period	$11.02		$11.23	$11.28	$11.27	$12.07	$12.17

Income from investment operations:
Net investment income (loss)	0.27		0.55	0.57	0.63	0.72	0.60
Net realized and unrealized gain (loss) on investments	0.06		(0.21)	(0.03)	0.12	(0.72)	(0.05)

Total from investment operations	0.33		0.34	0.54	0.75	–	0.55

Less distributions to shareholders:
From net investment income	(0.27)		(0.55)	(0.59)	(0.74)	(0.80)	(0.65)

Total distributions	(0.27)		(0.55)	(0.59)	(0.74)	(0.80)	(0.65)

Net asset value, end of period	$11.08		$11.02	$11.23	$11.28	$11.27	$12.07

Total return	3.04	% (a)	3.05%	4.88%	6.96%	-0.09%	4.60%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$7,080,033		$6,555,291	$5,826,546	$4,037,526	$4,006,007	$3,045,031
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (b)(c)(d)	1.10	% (e)	1.12%	1.15%	1.13%	1.19%	1.21%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (recapture)	4.84	% (e)	4.94%	5.06%	5.67%	6.18%	4.84%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (recapture)	4.85	% (e)	4.92%	5.02%	5.63%	6.19%	5.01%
Portfolio turnover rate	29.83	% (a)	71.49%	81.13%	64.45%	43.68%	54.36%

(a) Not annualized.
(b) Ratio of expenses to average net assets before waiver and reimbursement (recapture).	1.11	% (e)	1.10%	1.11%	1.09%	1.21%	1.37%
(c) Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense.	0.96	% (e)	0.95%	0.95%	0.95%	1.00%	1.15%
(d) Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense.	0.95	% (e)	0.97%	0.99%	0.99%	0.99%	0.99%
(e) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2019 (Unaudited)		For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Year Ended January 31, 2016	For the Period Ended January 31, 2015 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.33		$9.45	$9.42	$9.56	$10.14	$10.00

Income from investment operations:
Net investment income (loss)	0.21		0.44	0.40	0.48	0.47	0.10	(b)
Net realized and unrealized gain (loss) on investments	0.13		(0.13)	0.03	(0.17)	(0.60)	0.11

Total from investment operations	0.34		0.31	0.43	0.31	(0.13)	0.21

Less distributions to shareholders:
From net investment income	(0.21)		(0.43)	(0.40)	(0.45)	(0.45)	(0.07)

Total distributions	(0.21)		(0.43)	(0.40)	(0.45)	(0.45)	(0.07)

Net asset value, end of period	$9.46		$9.33	$9.45	$9.42	$9.56	$10.14

Total return (c)	3.69	% (d)	3.36%	4.69%	3.47%	-1.36%	1.98	% (d)(e)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$8,864		$7,086	$9,377	$6,785	$15,125	$214
Ratio of expenses to average net assets after waiver and reimbursement (f)(g)(h)	0.94	% (i)	0.94%	0.94%	1.13%	1.20%	1.24	% (i)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	3.88	% (i)	4.22%	3.74%	4.44%	4.62%	-255.74	% (i)
Ratio of net investment income (loss) to average net assets after waiver and reimbursement	4.30	% (i)	4.70%	4.16%	4.78%	4.89%	3.93	% (i)
Portfolio turnover rate	15.43	% (d)	45.27%	101.75%	84.42%	100.93%	6.41	% (d)

(a) Class commenced operations on November 3, 2014.
(b) Calculated based on average shares outstanding during the period.
(c) Total return does not include the effects of sales charges.
(d) Not Annualized.
(e) Total Return was calculated using the traded NAV.
(f) Ratio of expenses to average net assets before waiver and reimbursement.	1.36	% (i)	1.42%	1.36%	1.47%	1.47%	260.91	% (i)
(g) Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense.	1.36	% (i)	1.42%	1.36%	1.42%	1.37%	260.91	% (i)
(e) Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense.	0.94	% (i)	0.94%	0.94%	1.08%	1.10%	1.24	% (i)
(i) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund – Class C

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2019 (Unaudited)		For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Period Ended January 31, 2016 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.25		$9.37	$9.37	$9.55	$10.28

Income from investment operations:
Net investment income (loss)	0.18		0.37	0.33	0.35	0.20
Net realized and unrealized gain (loss) on investments	0.12		(0.12)	0.02	(0.11)	(0.70)

Total from investment operations	0.30		0.25	0.35	0.24	(0.50)

Less distributions to shareholders:
From net investment income	(0.18)		(0.37)	(0.35)	(0.42)	(0.23)

Total distributions	(0.18)		(0.37)	(0.35)	(0.42)	(0.23)

Net asset value, end of period	$9.37		$9.25	$9.37	$9.37	$9.55

Total return (b)	3.23	% (c)	2.69%	3.80%	2.73%	-4.97	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$2,755		$2,039	$1,465	$875	$648
Ratio of expenses to average net assets after waiver and reimbursement (d)(e)(f)	1.69	% (g)	1.69%	1.69%	1.84%	1.97	% (g)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	3.15	% (g)	3.49%	2.99%	3.58%	4.05	% (g)
Ratio of net investment income (loss) to average net assets after waiver and reimbursement	3.57	% (g)	3.97%	3.41%	3.89%	4.39	% (g)
Portfolio turnover rate	15.43	% (c)	45.27%	101.75%	84.42%	100.93	% (c)

(a) Class commenced operations on August 4, 2015.
(b) Total return does not include the effects of sales charges.
(c) Not Annualized.
(d) Ratio of expenses to average net assets before waiver and reimbursement.	2.11	% (g)	2.17%	2.11%	2.15%	2.32	% (g)
(e) Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense.	2.11	% (g)	2.17%	2.11%	2.12%	2.19	% (g)
(f) Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense.	1.69	% (g)	1.69%	1.69%	1.81%	1.85	% (g)
(g) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2019 (Unaudited)		For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Year Ended January 31, 2016	For the Period Ended January 31, 2015 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.32		$9.44	$9.41	$9.56	$10.14	$10.00

Income from investment operations:
Net investment income (loss)	0.22		0.46	0.41	0.47	0.46	0.13	(b)
Net realized and unrealized gain (loss) on investments	0.12		(0.13)	0.05	(0.14)	(0.57)	0.08

Total from investment operations	0.34		0.33	0.46	0.33	(0.11)	0.21

Less distributions to shareholders:
From net investment income	(0.22)		(0.45)	(0.43)	(0.48)	(0.47)	(0.07)

Total distributions	(0.22)		(0.45)	(0.43)	(0.48)	(0.47)	(0.07)

Net asset value, end of period	$9.44		$9.32	$9.44	$9.41	$9.56	$10.14

Total return	3.71	% (c)	3.61%	4.97%	3.69%	-1.11%	2.03	% (c)(d)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$204,915		$122,363	$106,494	$164,458	$298,244	$1,142
Ratio of expenses to average net assets after waiver and reimbursement (e)(f)(g)	0.69	% (h)	0.69%	0.69%	0.87%	0.97%	0.99	% (h)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.12	% (h)	4.48%	3.98%	4.66%	4.81%	-167.87	% (h)
Ratio of net investment income (loss) to average net assets after waiver and reimbursement	4.54	% (h)	4.96%	4.39%	4.98%	5.10%	5.48	% (h)
Portfolio turnover rate	15.43	% (c)	45.27%	101.75%	84.42%	100.93%	6.41	% (c)

(a) Class commenced operations on November 3, 2014.
(b) Calculated based on average shares outstanding during the period.
(c) Not Annualized.
(d) Total Return was calculated using the traded NAV.
(e) Ratio of expenses to average net assets before waiver and reimbursement.	1.11	% (h)	1.17%	1.10%	1.19%	1.26%	174.34	% (h)
(f) Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense.	1.11	% (h)	1.17%	1.10%	1.15%	1.14%	174.34	% (h)
(g) Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense.	0.69	% (h)	0.69%	0.69%	0.83%	0.85%	0.99	% (h)
(h) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2019 (Unaudited)		For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 (a)		For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014
Selected Per Share Data:
Net asset value, beginning of period	$11.39		$12.00	$11.92	$10.80		$11.73	$12.34	$12.43

Income from investment operations:
Net investment income (loss)	0.33		0.65	0.68	0.59	(b)	0.64 (b)	0.63 (b)	0.66 (b)
Net realized and unrealized gain (loss) on investments	0.31		(0.61)	0.06	1.10		(0.94)	(0.46)	0.18

Total from investment operations	0.64		0.04	0.74	1.69		(0.30)	0.17	0.84

Less distributions to shareholders:
From net investment income	(0.33)		(0.65)	(0.66)	(0.57)		(0.63)	(0.62)	(0.69)
From net realized gain	–		–	–	–		–	(0.16)	(0.24)

Total distributions	(0.33)		(0.65)	(0.66)	(0.57)		(0.63)	(0.78)	(0.93)

Net asset value, end of period	$11.70		$11.39	$12.00	$11.92		$10.80	$11.73	$12.34

Total return (c)	5.71	% (d)	0.41%	6.34%	16.00	% (d)	-2.57%	1.46%	7.07%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$7,667		$2,754	$1,298	$745		$705	$2,273	$82
Ratio of expenses to average net assets after waiver and reimbursement (e)	0.90	% (f)	0.90%	0.90%	0.90	% (f)	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	5.36	% (f)	5.28%	5.34%	5.70	% (f)	N/A	N/A	N/A
Ratio of net investment income (loss) to average net assets after waiver and reimbursement	5.64	% (f)	5.62%	5.71%	6.13	% (f)	5.62%	5.29%	5.33%
Portfolio turnover rate	16.11	% (d)	33.27%	45.86%	70.87	% (d)	35.45%	33.69%	28.71%

(a) For the stub period April 1, 2016 to January 31, 2017. See Note 1 to the Financial Statements.
(b) Calculated based on average shares outstanding during the period.
(c) Total return does not include the effects of sales charges.
(d) Not annualized.
(e) Ratio of expenses to average net assets before waiver and reimbursement.	1.18	% (f)	1.24%	1.27%	1.33	% (f)	1.11%	1.11%	1.00%
(f) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2019 (Unaudited)		For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 (a)		For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014
Selected Per Share Data:
Net asset value, beginning of period	$11.35		$11.95	$11.89	$10.77		$11.71	$12.32	$12.43

Income from investment operations:
Net investment income (loss)	0.35		0.69	0.71	0.60		0.67 (b)	0.67 (b)	0.72
Net realized and unrealized gain (loss) on investments	0.30		(0.61)	0.04	1.12		(0.94)	(0.46)	0.13

Total from investment operations	0.65		0.08	0.75	1.72		(0.27)	0.21	0.85

Less distributions to shareholders:
From net investment income	(0.35)		(0.68)	(0.69)	(0.60)		(0.67)	(0.66)	(0.72)
From net realized gain	–		–	–	–		–	(0.16)	(0.24)

Total distributions	(0.35)		(0.68)	(0.69)	(0.60)		(0.67)	(0.82)	(0.96)

Net asset value, end of period	$11.65		$11.35	$11.95	$11.89		$10.77	$11.71	$12.32

Total return	5.76	% (c)	0.74%	6.53%	16.28	% (c)	-2.30%	1.78%	7.16%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$62,495		$48,426	$51,516	$47,979		$37,538	$52,561	$47,219
Ratio of expenses to average net assets after waiver and reimbursement (d)	0.65	% (e)	0.65%	0.65%	0.65	% (e)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	5.68	% (e)	5.59%	5.61%	5.91	% (e)	N/A	N/A	N/A
Ratio of net investment income (loss) to average net assets after waiver and reimbursement	5.96	% (e)	5.93%	5.98%	6.33	% (e)	5.94%	5.51%	5.85%
Portfolio turnover rate	16.11	% (c)	33.27%	45.86%	70.87	% (c)	35.45%	33.69%	28.71%

(a) For the stub period April 1, 2016 to January 31, 2017. See Note 1 to the Financial Statements.
(b) Calculated based on average shares outstanding during the period.
(c) Not Annualized.
(d) Ratio of expenses to average net assets before waiver and reimbursement.	0.93	% (e)	0.99%	1.02%	1.07	% (e)	0.74%	0.73%	0.75%
(e) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2019 (Unaudited)		For the Period Ended January 31, 2019 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.02		$10.01

Income from investment operations:
Net investment income (loss)	0.15		0.20
Net realized and unrealized gain (loss) on investments	0.06		0.01

Total from investment operations	0.21		0.21

Less distributions to shareholders:
From net investment income	(0.15)		(0.20)
From net realized gain	–		0.00	(b)

Total distributions	(0.15)		(0.20)

Net asset value, end of period	$10.08		$10.02

Total return	2.11	% (c)	2.12	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$19,239		$7,903
Ratio of expenses to average net assets after waiver and reimbursement (d)	0.50	% (e)	0.50	% (e)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	2.67	% (e)	2.32	% (e)
Ratio of net investment income (loss) to average net assets after waiver and reimbursement	3.04	% (e)	2.76	% (e)
Portfolio turnover rate	86.05	% (c)	178.59	% (c)

(a) Class commenced operations on April 30, 2018.
(b) Less than (0.005).
(c) Not annualized.
(d) Ratio of expenses to average net assets before waiver and reimbursement.	0.87	% (e)	0.94	% (e)
(e) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2019 (Unaudited)		For the Period Ended January 31, 2019 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.02		$10.00

Income from investment operations:
Net investment income (loss)	0.16		0.24
Net realized and unrealized gain (loss) on investments	0.06		0.02

Total from investment operations	0.22		0.26

Less distributions to shareholders:
From net investment income	(0.16)		(0.24)
From net realized gain	–		(0.00	) (b)

Total distributions	(0.16)		(0.24)

Net asset value, end of period	$10.08		$10.02

Total return	2.23	% (c)	2.60	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$216,461		$106,596
Ratio of expenses to average net assets after waiver and reimbursement (d)	0.25	% (e)	0.26	% (e)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	2.94	% (e)	2.37	% (e)
Ratio of net investment income (loss) to average net assets after waiver and reimbursement	3.31	% (e)	2.88	% (e)
Portfolio turnover rate	86.05	% (c)	178.59	% (c)

(a) Class commenced operations on April 2, 2018.
(b) Less than (0.005).
(c) Not annualized.
(d) Ratio of expenses to average net assets before waiver and reimbursement.	0.62	% (e)	0.77	% (e)
(e) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Funds

Notes to the Financial Statements

July 31, 2019 (Unaudited)

NOTE 1. ORGANIZATION

Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014 and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust consists of four series, Angel Oak Multi-Strategy Income Fund (the “Multi-Strategy Income Fund”), Angel Oak Financials Income Fund (formerly Angel Oak Flexible Income Fund) (the “Financials Income Fund”), Angel Oak High Yield Opportunities Fund (the “High Yield Opportunities Fund”), and Angel Oak UltraShort Income Fund (the “UltraShort Income Fund”) (the “Funds”). The Funds (except the UltraShort Income Fund) offer four classes of shares to investors, Class A shares, Class C shares, Institutional Class shares, and Class T shares. The UltraShort Income Fund offers three classes of shares to investors; Class A shares, Class C shares, and Institutional Class shares. The Multi-Strategy Income Fund’s Class A shares commenced operations on June 28, 2011, Class C shares commenced operations on August 4, 2015, Institutional Class shares commenced operations on August 16, 2012, and Class T shares have not commenced operations as of July 31, 2019. Financials Income Fund’s Class A and Institutional Class shares commenced operations on November 3, 2014, Class C shares commenced on August 4, 2015, and Class T shares have not commenced operations as of July 31, 2019. High Yield Opportunities Fund Class A shares commenced operations on July 31, 2012, Institutional Class shares commenced operations on March 31, 2009, and Class C and Class T shares have not commenced operations as of July 31, 2019. UltraShort Income Fund’s Class A shares commenced operations on April 30, 2018, Institutional Class Shares commenced operations on April 2, 2018, and Class C shares have not commenced operations as of July 31, 2019. Class A shares charge a 2.25% front-end sales charge and a 0.25% 12b-1 fee. Effective May 31, 2018, the UltraShort Income Fund no longer charges a front-end sales charge on Class A Shares. Class T shares charge a 2.50% front-end sales charge and a 0.25% 12b-1 fee. Class C shares charge a 1.00% deferred sales charge on shares redeemed within one year of purchase and a 1.00% 12b-1 fee. Institutional Class shares do not charge front-end or back-end sales charges and are not subject to a 12b-1 fee.

The investment objective of the Multi-Strategy Income Fund is current income. The investment objective of the Financials Income Fund is to seek current income with a secondary objective of total return. The investment objective of High Yield Opportunities Fund is to earn a high level of current income with a secondary objective of capital appreciation. The investment objective of the UltraShort Income Fund is to provide current income while seeking to minimize price volatility and maintain liquidity. The Multi-Strategy Income Fund, Financials Income Fund, and High Yield Opportunities Fund are diversified series of the Trust. The UltraShort Income Fund is a non-diversified series of the Trust, which means that it can invest a higher percentage of assets in any one issuer. Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds.

The Multi-Strategy Income Fund is the successor in interest to a fund (the “Predecessor Multi-Strategy Income Fund”) having the same name and investment objective that was included as a series of another investment company, Valued Advisers Trust, and that was also advised by the Multi- Strategy Income Fund’s investment adviser, Angel Oak Capital Advisors, LLC (the “Adviser”). On March 26, 2015, the shareholders of the Predecessor Multi-Strategy Income Fund approved the reorganization of the Predecessor Multi-Strategy Income Fund with and into the Multi-Strategy Income Fund, and effective as of the close of business on April 10, 2015, the assets and liabilities of the Predecessor Multi-Strategy Income Fund were transferred to the Trust in exchange for shares of the Multi-Strategy Income Fund. Costs incurred by the Multi-Strategy Income Fund in connection with the reorganization were paid by the Adviser. The Predecessor Multi-Strategy Income Fund ceased offering its C Class shares and converted them into Class A shares effective as of the close of business April 2, 2015.

The High Yield Opportunities Fund is the successor in interest to the Rainier High Yield Fund (the “Predecessor High Yield Fund”), which had the same investment objective and was included as a series of another investment company, Rainier Investment Management Mutual Funds, and that was advised by Rainier Investment Management, LLC. On April 15, 2016, the shareholders of the Predecessor High Yield Fund approved the reorganization of the Original Shares and Institutional Shares of the Predecessor High Yield Fund with and into the Class A shares and Institutional Class shares of the Angel Oak High Yield Opportunities Fund, and effective as of the close of business on April 15, 2016, the assets and liabilities of the Predecessor High Yield Fund were transferred to the Trust in exchange for shares in the Angel Oak High Yield Opportunities Fund. Costs incurred by the Angel Oak High Yield Opportunities Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor High Yield Fund was March 31, 2016. The reporting period ended January 31, 2017 for the High Yield Opportunities Fund was April 1, 2016 through January 31, 2017. Operations prior to April 15, 2016 were for the Predecessor High Yield Fund. Net assets and shares outstanding on April 15, 2016 were $705,808 and 64,250 for Original Shares and $37,954,151 and 3,463,606 for Institutional Shares, respectively, all of which were transferred into the Trust at NAV at the close of business on April 15, 2016.

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 1. ORGANIZATION – (continued)

The Financials Income Fund commenced operations on November 3, 2014 under the name “Angel Oak Flexible Income Fund.” On March 16, 2016, shareholders approved a change to the Fund’s fundamental investment policy on the concentration of investments. On December 16, 2018, the Fund’s name was changed to “Angel Oak Financials Income Fund,” and the Fund adopted a new investment policy pursuant to Rule 35d-1 under the 1940 Act, and made certain other changes to the Fund’s investment strategies. As a result, the Fund’s performance during periods prior to these dates may have differed had the Fund’s current investment policies and strategies been in place at those times.

Wholly-Owned Subsidiaries – As part of its investment strategies, the Multi-Strategy Income Fund invests directly or, to comply with certain regulations, through wholly-owned and controlled subsidiaries formed by the Fund, Hyperion Loan Funding Trust (“Hyperion”) and Titan Loan Funding Trust (“Titan”), each a statutory trust organized under the laws of the state of Delaware, each incorporated on August 2, 2018. Hyperion and Titan act as investment vehicles in order to purchase residential and commercial real estate whole loans, participations in such loans, or instruments representing the right to receive interest payments and principal due on such loans. The allocation of the Multi-Strategy Income Fund’s investments, if any, in Hyperion or Titan will vary over time and might not include all of the types of investments described above.

At July 31, 2019, investments in Hyperion and Titan represented 2.04% and 0.32% of the total net assets of the Multi-Strategy Income Fund, respectively.

The consolidated financial statements of the Multi-Strategy Income Fund includes the investment activity and financial statements of Hyperion and Titan. All intercompany accounts and transactions have been eliminated in consolidation. Because the Multi-Strategy Income Fund may invest a substantial portion of its assets in its respective subsidiaries, the Multi-Strategy Income Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Multi-Strategy Income Fund may also encompass it subsidiaries.

At July 31, 2019, investments held by Hyperion and Titan include whole loans, valued at $157,728,488 and $24,390,452, respectively. In addition, Hyperion and Titan hold $244,095 and $218,453 in cash, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 “Financial Services-Investment Companies”.

Securities Valuation and Fair Value Measurements – The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of the Adviser the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a summary of the inputs used to value each Fund’s net assets as of July 31, 2019:

Multi-Strategy Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$391,889,977	$–	$391,889,977
Collateralized Debt Obligations	–	19,691,689	–	19,691,689
Collateralized Loan Obligations	–	698,963,077	–	698,963,077
Collateralized Mortgage Obligations	–	5,864,646,586	–	5,864,646,586
Corporate Obligations	–	380,652,648	2,025,000	382,677,648
Investment Companies	148,170,933	–	–	148,170,933
Mortgage-Backed Securities – U.S. Government Agency Issues	–	266,054,183	–	266,054,183
Preferred Stocks	11,314,215	2,055,000	–	13,369,215
Whole Loans	–	182,118,940	–	182,118,940
Short-Term Investments	27,428,591	–	–	27,428,591
Total	$186,913,739	$7,806,072,100	$2,025,000	$7,995,010,839
Other Financial Instruments*
Liabilities
Futures Contracts	$(28,776,538)	$–	$–	$(28,776,538)
Reverse Repurchase Agreements	$–	$(54,476,000)	$–	$(54,476,000)

*

Other financial instruments are derivative instruments, such as futures, and reverse repurchase agreements. Futures are reflected at the unrealized appreciation (depreciation) on the instrument as reflected in the consolidated Schedule of Investments.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. For the period ended period July 31, 2019, the Multi-Strategy Income Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi-Strategy Income Fund	Balance as of 01/31/2019	Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 01/31/2019
Corporate Obligations	$2,700,000	$–	$–	$(675,000)	$–	$–	$–	$–	$2,025,000

The total change in unrealized appreciation (depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments still held at July 31, 2019 is ($675,000).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Multi-Strategy Income Fund	Fair Value as of 07/31/2019	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Corporate Obligations	$2,025,000	Consensus Pricing	Third party	$15.00

*	Table presents information for one security, which valued at $15.00 as of July 31, 2019.

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Financials Income Fund
Assets	Level 1	Level 2	Level 3	Total
Collateralized Debt Obligations	$–	$10,445,646	$–	$10,445,646
Collateralized Loan Obligations	–	8,563,348	–	8,563,348
Common Stocks	5,875,492	–	–	5,875,492
Corporate Obligations	–	171,502,883	–	171,502,883
Preferred Stocks	–	8,792,000	–	8,792,000
Short-Term Investments	9,240,165	–	–	9,240,165
Total	$15,115,657	$199,303,877	$–	$214,419,534

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2019, the Financials Income Fund did not recognize any transfers to or from Level 3.

High Yield Opportunities Fund
Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$–	$5,446,553	$–	$5,446,553
Common Stocks	–	–	69,450	69,450
Corporate Obligations	–	61,639,976	–	61,639,976
Short-Term Investments	3,111,568	–	–	3,111,568
Total	3,111,568	67,086,529	69,450	70,267,547

See the Schedule of Investments for further disaggregation of investment categories. For the period ended period July 31, 2019, the High Yield Opportunities Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield Opportunities Fund	Balance as of 01/31/2019	Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2019
Common Stocks	$62,505	$–	$–	$6,945	$–	$–	$–	$–	$69,450

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributed to Level 3 investments still held at July 31, 2019 is $(421,020).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

High Yield Opportunities Fund	Fair Value as of 07/31/2019	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Common Stocks	$69,450	Broker Quote	Third party	$15.00

*	Table presents information for one security, which is value at $15.00 as of July 31, 2019.

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

UltraShort Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$93,991,829	$–	$93,991,829
Collateralized Loan Obligations	–	15,555,953	–	15,555,953
Collateralized Mortgage Obligations	–	98,725,903	–	98,725,903
Corporate Obligations	–	2,286,155	–	2,286,155
Mortgage-Backed Securities – U.S. Government Agency Issues	–	18,177,444	–	18,177,444
Short-Term Investments	16,254,384	–	–	16,254,384
Total	16,254,384	228,737,284	–	244,991,668
Other Financial Instruments*
Assets
Futures Contracts	$34,982	$–	$–	$34,982
Liabilities
Futures Contracts	$(436,362)	$–	$–	$(436,362)

*

Other financial instruments are derivative instruments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2019, the UltraShort Income Fund did not recognize any transfers to or from Level 3.

Federal Income Taxes – The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended July 31, 2019, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax would required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Services and state departments of revenue.

Security Transactions and Income Recognition – Investment security transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statements of Operations. Dividend income and corporate transactions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Funds’ shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation and expenses are allocated to each class based on the net assets in relation to the relative net assets of each Fund.

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Dividends and Distributions – Distributions from each Fund’s net investment income are accrued daily and typically paid monthly. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year or period ended January 31, 2019, certain differences were reclassified. These differences were primarily related to paydown losses; the amounts did not affect net assets. The reclassifications were as follows:

	Paid-in capital	Distributable earnings/(accumulated deficit)
Multi-Strategy Income Fund	$ –	$ –
Financials Income Fund	$(62,033)	$62,033
High Yield Opportunities Fund	$ –	$ –
UltraShort Income Fund	$ –	$ –

Share Valuation – The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Indemnifications – Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Cash and Cash Equivalents – Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. government and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Repurchase Agreements – Repurchase agreements are transactions by which the Funds purchase a security and simultaneously commit to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or the date of maturity of the purchased security. A repurchase agreement is accounted for as an investment by the Funds, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, the Funds will seek to liquidate such collateral. The exercise of the Funds’ right to liquidate such collateral could involve certain costs or delays, and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss.

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing their rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under the reverse repurchase agreement.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

Multi-Strategy Income Fund
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Mortgage Obligations	$–	$54,476,000	$–	$–	$54,476,000
Total	$–	$54,476,000	$–	$–	$54,476,000
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					$54,476,000
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–

Asset-Backed and Mortgage-Backed Securities and Whole Loan Risks – Prepayment risk is associated with mortgage-backed and asset-backed securities, including collateralized loan obligations (“CLOs”), and whole loans. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Funds’ investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. Whole loans are sold in their entirety rather than being pooled with other mortgages. Whole loans are mortgage loans sold to an investor in a secondary market. The investor purchasing the loan assumes full responsibility of the loan and all the contractual terms and rights associated with the funds. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Funds may invest could negatively impact the value of the Funds’ investments. To the extent the Funds focus their investments in particular types of mortgage-backed or asset-backed securities, including CLOs, and whole loans the Funds may be more susceptible to risk factors affecting such types of investments

Subordinated Debt of Banks and Diversified Financial Companies – The Funds may invest in subordinated debt securities, sometimes also called “junior debt”, which are debt securities for which the issuer’s obligations to make principal and interest payments are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings intuitions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Investment Company Securities – The Funds may invest in the securities of other investment companies, including ETFs, closed-end funds and open-end (mutual) funds (also called underlying funds). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies.

Common and Preferred Stocks – The Funds may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Funds may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Funds, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Funds only as a part of your overall investment portfolio.

Futures Contracts – The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 3 for information on futures contract activity during the period ended July 31, 2019.

Options – A Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option for American options or only at expiration for European options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of a Fund or with a custodian to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while depriving the seller of the opportunity to invest the segregated assets.

A Fund may close out a position when writing options by purchasing an option on the same underlying security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the applicable Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option. See Note 3. The Funds did not hold any options during the period ended July 31, 2019.

Swaps – The Funds may enter into swap contracts to hedge various investments for risk management or to pursue their investment objective. The Funds may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps, options on foregoing swaps, and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. Swap agreements are valued by a pricing service and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. The Funds did not hold any swaps during the period ended July 31, 2019.

NOTE 3. DERIVATIVE TRANSACTIONS

The following tables present a summary of the value of derivative instruments as of July 31, 2019 and the effect of derivative instruments on the Consolidated Statements of Assets and Liabilities as of July 31, 2019 for the Multi-Strategy Income Fund.

Multi-Strategy Income Fund
Derivatives	Type of Derivative Risk	Consolidated Statements of Assets and Liabilities Location	Assets
Futures Contracts	Interest Rate	Variation Margin on Futures Contracts	$873,036

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended July 31, 2019 for the Multi-Strategy Income Fund:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(10,650,122)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation (depreciation) on futures contracts	$(11,167,483)

For the Multi-Strategy Income Fund the average monthly notional value of short futures contracts during the period ended July 31, 2019 was ($1,325,839,910).

The following tables present a summary of the value of derivative instruments as of July 31, 2019 and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2019 for the UltraShort Income Fund.

UltraShort Income Fund
Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Assets
Futures Contracts	Interest Rate	Variation Margin on Futures Contracts	$42,136

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 3. DERIVATIVE TRANSACTIONS – (continued)

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2019 for the UltraShort Income Fund:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(132,398)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation (depreciation) on futures contracts	$(245,005)

For the UltraShort Income Fund the average monthly notional value of long and short futures contracts during the period ended July 31, 2019 was $6,279,921 and ($39,799,072), respectively.

Balance Sheet Offsetting Information

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of July 31, 2019, the Funds were not subject to any netting agreements.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2019.

Multi-Strategy Income Fund
				Gross Amounts Not Offset in Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Statements of Assets and Liabilities	Net Amounts of Assets Presented in Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pled	Net Amount
Futures Contracts	$873,036	$–	$873,036	$–	$–	$873,036

Multi-Strategy Income Fund
				Gross Amounts Not Offset in Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Reverse Repurchase Agreements	$54,476,000	$–	$54,476,000	$54,476,000	$–	$–

UltraShort Income Fund
				Gross Amounts Not Offset in Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Statements of Assets and Liabilities	Net Amounts of Assets Presented in Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$42,136	$–	$42,136	$–	$–	$42,136

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the investment advisory agreement, on behalf of the Funds (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. As compensation for its management services, Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.89%, 0.89%, 0.55%, and 0.44%, respectively, of the average daily net assets of the Fund. The Adviser waives its Advisory Fee on the assets invested by the Multi-Strategy Income Fund in affiliated mutual funds.

The Adviser has entered into a subadvisory agreement with Parks Capital Management, LLC (the “Subadviser”) pursuant to which the subadviser is compensated out of the investment advisory fees that the Adviser receives from the Multi-Strategy Income Fund and the Financials Income Fund at a rate of 0.445% of the assets managed by the Subadviser. The Subadviser began managing a portion of Financials Income Fund’s portfolio in July 2018. As of July 31, 2019, the Subadviser has not begun managing a portion of the Multi-Strategy Income Fund’s portfolio.

The Adviser contractually agreed to waive or limit its fees and to assume other expenses of the Multi-Strategy Income Fund, the Financials Income Fund, the High Yield Opportunities Fund, and the UltraShort Income Fund until May 31, 2020, so that the Total Annual Fund Operating Expenses of each Fund do not exceed 0.99%, 0.85%, 0.65%, and 0.49%, respectively. Effective December 1, 2016, the Adviser also voluntarily agreed to waive its fees and/or reimburse certain expenses to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.69% of the Financials Income Fund’s average daily net assets. Effective May 7, 2018, the Adviser also voluntarily agreed to waive its fees and/or reimburse certain expenses to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.25% of the UltraShort Income Fund’s average daily net assets. These voluntary waivers are in addition to the contractual fee waiver/expense limitation agreement discussed above and may be discontinued at any time. Fees waived under these voluntary waivers are not subject to recoupment by the Adviser. These operating expense limitations do not apply to front-end sales loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”). In addition, the Adviser has contractually agreed through May 31, 2020 to waive the amount of the Multi-Strategy Income Fund’s management fee to the extent necessary to offset the proportionate share of the management fees incurred by the Fund through its investment in underlying funds for which the Adviser also serves as investment adviser. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser.

The contractual waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above or the expense limitation in effect at the time of the reimbursement (which ever is lower). During the period ended July 31, 2019, the High Yield Opportunities Fund waived $90,532 of expenses. The expense limitation agreement specifically refers to amounts that are contractually waived, see Statements of Operations. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at July 31, 2019 are included in the table below. Fees waived by the Predecessor High Yield Fund are not subject to recoupment by the Angel Oak High Yield Opportunities Fund.

	Recoverable through January 31, 2020	Recoverable through January 31, 2021	Recoverable through January 31, 2022	Recoverable through July 31, 2022
Multi-Strategy Income Fund	$–	$–	$–	$–
Financials Income Fund	$579,174	$–	$–	$–
High Yield Opportunities Fund	$148,887	$184,315	$170,618	$90,532
UltraShort Income Fund	N/A	N/A	$20,922	$–

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A, Class C shares, and Class T shares, as applicable. The Distribution Plan provides that the Funds may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares and Class T shares and an annual rate of up to 1.00% of the average daily net assets of Class C shares. No distribution fees are paid by Institutional Class shares. These fees may be used by

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

the Distributor to provide compensation for sales support, distribution activities or shareholder servicing activities. For the period ended July 31, 2019, Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund incurred distribution fees of $1,233,956, $19,535, $5,443 and $13,772, respectively.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountants and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodians; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds. Both the Administrator and Custodian are affiliates of the Distributor.

Certain officers, Trustees and shareholders of the Funds are also owners or employees of the Adviser.

NOTE 5. SECURITIZATION TRANSACTION

On November 5, 2015, the Multi-Strategy Income Fund and the Financials Income Fund participated in the offering of the Financial Institution Note Securitization 2015-1, LTD (FINS 2015-1). As part of the offering, Multi Strategy Income Fund purchased $12,927,000 of Class A notes, $6,275,000 of Class C notes and 11,231,000 preferred shares and Financials Income Fund purchased $7,673,000 of Class A notes, $3,725,000 of Class C notes and 6,666,666 preferred shares of FINS 2015-1. In February 2016, Financials Income Fund sold $7,673,000 of Class A notes. See Schedule of Investments (consolidated where applicable) for current shares held. The Adviser has been named as the collateral surveillance and analysis provider of FINS 2015-1. The collateral manager may consult with the collateral surveillance and analysis provider prior to making certain decisions; however, the collateral manager will not be required to follow any position taken by or recommendation made by the collateral surveillance and analysis provider in any such consultation.

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended July 31, 2019, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$2,816,940,380	$2,283,982,657
Financials Income Fund	$100,849,347	$24,552,709
High Yield Opportunities Fund	$26,123,892	$9,614,364
UltraShort Income Fund	$248,721,308	$132,451,060

For the period ended July 31, 2019, there were $465,002,351 of long-term purchases and $276,798,881 of long-term sales of U.S. Government securities for the Multi-Strategy Income Fund. For the period ended July 31, 2019, there were $27,747,076 of long-term purchases and $4,416,754 of long-term sales of U.S. Government securities for the UltraShort Income Fund. There were no long-term purchases or sales of U.S. Government securities for the Financials Income Fund or High Yield Opportunities Fund. These amounts are included in the aggregate purchases and sales of investment securities displayed in the table above.

During the period ended July 31, 2019, the Multi-Strategy Income Fund purchased securities from a Fund within the Trust, in accordance with the Rule 17a-1 procedures adopted by the Trust, at a value of $2,089,128. During the period ended July 31, 2019, the Financials Income Fund sold securities to another Fund within the Trust, in accordance with the Rule 17a-7 procedures adopted by the Trust, at a value of $2,089,128. The Financials Income Fund experienced a gain of $42,600 on the sale of these securities.

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 7. TRANSACTIONS WITH AFFILIATES – (continued)

NOTE 7. TRANSACTIONS WITH AFFILIATES

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee Fund’s investment advisor is under common control with the Fund’s investment advisor.

The Multi-Strategy Income Fund had the following transactions during the period ended July 31, 2019, with affiliates:

	Share Activity				Period Ended July 31, 2019
Security Name	Balance February 1, 2019	Purchases	Sales	Balance July 31, 2019	Value	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
Financials Income Fund	3,324,904	629,344	–	3,954,248	$37,328,100	$860,504	$–	$479,488
High Yield Opportunities Fund	1,919,715	958,597	–	2,878,312	$33,532,333	$961,790	$–	$781,774
UltraShort Income Fund	7,151,375	518,317	–	7,669,692	$77,310,500	$1,206,572	$–	$447,150
Total	12,395,994	2,106,258	–	14,502,252	$148,170,933	$3,028,866	$–	$1,708,412

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2019, UBS Wealth Management USA (“UBS”) owned, as record shareholder, 55% of the outstanding shares of Financials Income Fund. It is not known whether UBS, or any other underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds. At July 31, 2019, Angel Oak Multi-Strategy Income Fund owned, as beneficial shareholder, 48% of the outstanding shares of High Yield Opportunities Fund and 33% of the outstanding shares of the UltraShort Income Fund. At July 31, 2019, no shareholder held more than 25% of the outstanding shares of the Multi-Strategy Income Fund.

NOTE 9. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the year or period ended January 31, 2019 and January 31, 2018 were as follows:

	Multi-Strategy Income Fund		Financials Income Fund
	2019	2018	2019	2018
Distributions paid from:
Ordinary Income	$341,759,092	$286,492,642	$5,924,046	$6,989,095
Net Long-Term Capital Gain	–	–	–	–
Total	$341,759,092	$286,492,642	$5,924,046	$6,989,095

	High Yield Opportunities Fund		UltraShort Income Fund
	2019	2018	2019	2018*
Distributions paid from:
Ordinary Income	$2,959,948	$2,910,141	$1,793,313	$–
Net Long-Term Capital Gain	–	–	14,822	–
Total	$2,959,948	$2,90,141	$1,808,135	$–

*	Fund commenced operations on April 2, 2018.

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 9. FEDERAL TAX INFORMATION – (continued)

At January 31, 2019, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Multi-Strategy Income Fund	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund
Tax Cost of Investments	$7,657,493,323	$130,590,684	$54,744,697	$113,690,641
Unrealized Appreciation*	93,322,488	1,118,104	632,798	327,713
Unrealized Depreciation*	(172,022,511)	(1,369,012)	(1,807,875)	(58,884)
Net Unrealized Appreciation (Depreciation)*	$(78,700,023)	$(250,908)	$(1,175,077)	$268,829
Undistributed Ordinary Income	7,314,897	111,954	60,602	37,282
Undistributed Long-Term Gain (Loss)	–	–	–	–
Accumulated Gain (Loss)	$7,314,897	$111,954	$60,602	$37,282
Other Accumulated Gain (Loss)	(436,820,766)	(35,692,121)	(1,379,390)	(231,007)
Distributable Earnings (Accumulated Deficit)	$(508,205,892)	$(35,831,075)	$(2,493,865)	$75,104

*	Represents aggregated amounts of Fund’s investments, reverse repurchase agreements and futures.

The temporary differences between book basis and tax basis in the Funds are primarily attributable to wash sale loss deferrals, distributions payable, mark-to-markets, and other temporary differences.

As of January 31, 2019, Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund had available for federal tax purposes an unused capital loss carryforward of $429,889,531, $35,643,389, $1,322,776, and $0, respectively, which is available for offset against future taxable net capital gains. The Financials Income Fund utilized $9,785 of capital loss carryforward.

To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

	Multi-Strategy Income Fund	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund
No expiration short-term	$172,154,820	$23,452,876	$269,003	$–
No expiration long-term	$257,734,711	$12,190,513	$1,053,773	$–
Total	$429,889,531	$35,643,389	$1,322,776	$–

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended January 31, 2019, the Multi-Strategy Income Fund, Financials Income Fund, and High Yield Opportunities Fund did not defer any post-October losses. For the tax period ended January 31, 2019, the UltraShort Income Fund deferred $217,763 of post-October losses.

NOTE 10. CREDIT AGREEMENTS

In August 2015, as amended October 2018, the Multi-Strategy Income Fund entered into a $400 million secured, committed, margin facility (the “Facility”) with Société Générale, which expires in October 2019. Under the Facility, interest is charged a floating rate based on the 3-month LIBOR rate plus 1.10% and is payable on the last day of each interest period, which was 3.35% as of July 31, 2019. Under the previous terms, there was a maximum commitment of $375,000,000 and interest was charged on a floating rate based on the 3-month LIBOR rate plus 1.35%. For the period ended July 31, 2019, the average principal balance and interest rate was approximately $250,000,000 and 3.74%, respectively. The Multi-Strategy Income Fund is required to pay a commitment fee under the Facility on undrawn amounts, and an additional fee if the level of debt outstanding falls below a certain percentage. During the

Angel Oak Funds

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 10. CREDIT AGREEMENTS – (continued)

reporting period the Multi-Strategy Income Fund was required to pay these commitment fees on undrawn amounts, which was 0.25% as of July 31, 2019. For the period ended July 31, 2019, these expense and commitment fees, amounted to $4,758,317 and is included in the Interest and Commissions expense line item that is reflected in the Consolidated Statements of Operations. Under the terms of the Facility, the Multi-Strategy Income Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets. For additional information, see the Consolidated Schedule of Investments. As of July 31, 2019, the outstanding principal balance under the Facility was $250 million. The amount of the maximum loan outstanding during the period was $250 million from February 1, 2019 through July 31, 2019.

U.S. Bank, N.A. has made available to the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund a $320,000,000 unsecured credit facility, pursuant to a Loan Agreement (“Agreement”) effective June 8, 2016, as amended May 24, 2018, expiring on May 22, 2020, for the purposes of having cash available to satisfy redemption requests. Advances under the Facility would be limited to the lesser of $320,000,000 or 20% of the unencumbered assets of the Multi-Strategy Income Fund, the Financials Income Fund, or the UltraShort Income Fund; or 15% of the unencumbered assets of the High Yield Opportunities Fund. Principal is due 45 days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to the one-month LIBOR, plus 1.75%, which was 3.98% as of July 31, 2019. For the period from February 1, 2019 to July 31, 2019, the Funds did not borrow under this arrangement. As of July 31, 2019, the Funds had no outstanding borrowings under this agreement.

NOTE 11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to estimated maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Funds’ financial statements.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 12. SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following.

Effective August 1, James E. Stueve has resigned from the Board.

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the taxable year ended January 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 20%.

For the taxable year ended January 31, 2019, the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund paid qualified dividend income of 0.00%, 0.00%, 0.00% and 0.00%, respectively.

For the taxable year ended January 31, 2019, the percentage of ordinary income dividends paid by the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund that qualifies for the dividends received deduction available to corporations was 0.00%, 0.00%, 0.00% and 0.00%, respectively.

For the taxable year ended January 31, 2019, the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

For the taxable year ended January 31, 2019, the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 93.29%, 74.98%, 99.92% and 0.00%, respectively.

2. Disclosure of Portfolio Holdings

The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 751-4324 and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.

4. Special Meeting of Shareholders

On February 8, 2019, a special meeting of the shareholders of the Multi-Strategy Income Fund was held at the offices of the Trust for the purpose of approving an amendment to the Fund’s fundamental investment policy to be uniform with the fundamental investment policies, consistent with the current investment strategy of the other series of the Trust. A special meeting of the shareholders of the Funds’ was also held at the offices of the Trust for the purpose of electing new Trustees.

Below are the voting results from the special meeting of the Trust:

Amendment to the Multi-Strategy Fund’s fundamental investment policy	For	Against	Abstain	Broker Non-Vote
With respect to borrowing.	326,294,390	1,425,946	1,968,389	90,058,069
With respect to underwriting.	324,784,772	2,970,105	1,933,848	90,058,069
With respect to senior securities.	324,917,776	2,813,792	1,957,160	90,058,069
With respect to real estate.	326,487,259	1,247,303	1,954,165	90,058,069
With respect to commodities.	326,308,228	1,391,177	1,989,324	90,058,069
With respect to making loans.	324,543,382	1,578,543	3,566,800	90,058,069

Election of Directors	For	Withheld
Andrea Mullins	433,033,793	11,108,513
James E. Stueve	432,451,478	11,689,705
Samuel R. Dunlap, III	428,112,869	16,029,437
Sreeniwas V. Prabhu	439,609,981	4,532,325

5. Compensation of Trustees

Each Trustee who is not an “interested person” of the Trust (i.e., an “Independent Trustee”) receives an annual retainer of $50,000, (pro-rated for any periods less than one year), paid quarterly as well as $10,000 for attending each regularly scheduled meeting in person in connection with his or her service on the Board of the Trust and other funds advised by the Adviser. In addition, each Committee Chairman receives additional annual compensation of $12,000 (pro rated for any periods less than one year). Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free 1-855-444-9243.

6. Trustees and Officers

The business of each Fund is managed under the direction of the Board. The Board formulates the general policies of each Fund and meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Funds’. The Trustees are fiduciaries for each Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trust is c/o Angel Oak Capital Advisors, LLC, 3344 Peachtree Road NE, Suite 1725, Atlanta, GA 30326. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free 1-855-751-4324.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust(2)
Ira P. Cohen 1959	Independent Trustee, Chairman	Trustee since 2014, Chairman since 2017; indefinite terms	Executive Vice President, Recognos Financial (investment industry data analysis provider) (since 2015); Independent financial services consultant (since 2005).	6	Trustee, Valued Advisers Trust (since 2010) (12 portfolios); Trustee, Griffin Institutional Access Credit Fund (since 2017); Trustee, Griffin Institutional Access Real Estate Access Fund (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018).
Alvin R. Albe, Jr. 1953	Independent Trustee	Since 2014; indefinite term	Retired; Senior Advisor, The TCW Group, Inc. (asset manager) (2008 – 2013).	6	Director, Syntroleum Corporation (1988 – 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018).

(1)	The Fund Complex includes each series of the Trust, Angel Oak Strategic Credit Fund, and Angel Oak Financial Strategies Income Term Trust.
(2)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Keith M. Schappert 1951	Independent Trustee	Since 2014; indefinite term	President, Schappert Consulting LLC (investment industry consulting) (since 2008).	6	Trustee, Mirae Asset Discovery Funds (since 2010) (4 portfolios); Trustee, Metropolitan Series Fund, Inc. (2009 – 2015) (30 portfolios); Trustee, Met Investors Series Trust (2012 – 2015) (45 portfolios); Director, Commonfund Capital, Inc. (since 2015); Director, The Commonfund (since 2012); Director, Calamos Asset Management, Inc. (2012 – 2017); Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018).
Andrea N. Mullins 1967	Independent Trustee	Since 2019; indefinite term	Private Investor; Independent Contractor, SWM Advisors (since 2014); Retired from Eagle Funds in 2010 as Chief Financial Officer	6	Trustee, Valued Advisors Trust (since 2013, Chairperson since 2017) (12 portfolios); Trustee, Angel Oak Strategic Credit Fund (since 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2019).
Interested Trustees
Sreeniwas (Sreeni) V. Prabhu 1974	Interested Trustee	Since 2015; indefinite term	Chief Investment Officer, Managing Partner, Co-Founder, Angel Oak Capital Advisors, LLC (since 2009).	6	Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018).
Samuel R. Dunlap, III 1979	Interested Trustee	Since 2019; indefinite term	Managing Director and Senior Portfolio Manager, Angel Oak Capital Advisors, LLC (since 2009)	6	Trustee, Angel Oak Strategic Credit Fund (since 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2019).

(1)	The Fund Complex includes each series of the Trust, Angel Oak Strategic Credit Fund, and Angel Oak Financial Strategies Income Term Trust.
(2)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers of the Trust
Dory S. Black, Esq. 1975	President	Since 2015; indefinite term	General Counsel, Angel Oak (since 2014); General Counsel, EARNEST Partners, LLC (investment management firm) (2014); Vice-President and Assistant General Counsel, GE Asset Management Incorporated (2004 – 2014).
Adam Langley 1967	Chief Compliance Officer	Since 2015; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2015); Chief Compliance Officer, Angel Oak Strategic Credit Fund (since 2017); Chief Compliance Officer, Angel Oak Capital Partners II, LLC (since 2016); Chief Compliance Officer, Buckhead One Financial Opportunities, LLC (since 2015); Chief Compliance Officer of Falcons I, LLC (since 2018); Chief Compliance Officer of Hawks I, LLC (since 2019); Compliance Manager, Invesco Advisers, Ltd. (2013 – 2015).
Lu Chang, CFA, FRM, CAIA 1975	Secretary	Since 2015; indefinite term	Chief Operations and Risk Officer, Angel Oak Capital Advisors, LLC (since 2014); Vice-President and Finance Manager, Wells Fargo Advisors, LLC (investment advisory firm) (2004 – 2014).
Daniel Fazioli 1981	Treasurer	Since 2015; indefinite term	Chief Accounting Officer, Angel Oak Capital Advisors, LLC (since 2015); Controller, Tang Capital Partners, LP (2014 – 2015); Associate, Goldman Sachs & Company, Inc. (2010 – 2014).

Each Trustee holds office for an indefinite term and until the earlier of: the Trust’s next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust’s Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE, Suite 1725

Atlanta, GA 30326

SUB-ADVISER

Parks Capital Management, LLC

401 Park Ave. South

Suite 850

New York, NY 10016

DISTRIBUTOR

Quasar Distributors, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Funds Trust

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date 9/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date 9/30/2019

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date 9/30/2019

*	Print the name and title of each signing officer under his or her signature.